UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices) (Zip code)
Tina Wilson
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	12/31/2018

Date of reporting period:	3/31/2018

Item 1. Schedule of Investments.

MML Aggressive Allocation Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 89.4%
MML Blue Chip Growth Fund, Initial Class (a)	444,870	$8,185,608
MML Equity Income Fund, Initial Class (a)	708,518	8,651,007
MML Equity Index Fund, Class III (a)	251,041	7,711,985
MML Focused Equity Fund, Class II (a)	197,492	2,492,344
MML Foreign Fund, Initial Class (a)	773,628	8,533,116
MML Fundamental Growth Fund, Class II (a)	305,603	4,070,638
MML Fundamental Value Fund, Class II (a)	571,536	8,618,765
MML Global Fund, Class I (a)	645,762	8,259,294
MML Income & Growth Fund, Initial Class (a)	702,568	8,564,306
MML International Equity Fund, Class II (a)	644,153	7,523,704
MML Large Cap Growth Fund, Initial Class (a)	278,320	2,997,502
MML Mid Cap Growth Fund, Initial Class (a)	526,651	8,879,333
MML Mid Cap Value Fund, Initial Class (a)	720,958	8,550,561
MML Small Cap Growth Equity Fund, Initial Class (a)	155,499	2,394,813
MML Small Company Value Fund, Class II (a)	235,764	3,890,113
MML Small/Mid Cap Value Fund, Initial Class (a)	220,579	3,006,487
MML Strategic Emerging Markets Fund, Class II (a)	592,117	7,052,114
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	35,467	3,057,927
Oppenheimer Global Fund/VA, Non-Service Shares (a)	106,682	5,058,850
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	1,442,080	14,161,223
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	1,603,202	4,152,294
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	101,200	3,159,455

		138,971,439

Fixed Income Funds — 10.7%
MML Dynamic Bond Fund, Class II (a)	252,561	2,492,780

	Number of Shares	Value
MML Inflation-Protected and Income Fund, Initial Class (a)	436,093	$4,395,814
MML Managed Bond Fund, Initial Class (a)	311,733	3,820,782
MML Short-Duration Bond Fund, Class II (a)	366,144	3,558,917
MML Total Return Bond Fund, Class II (a)	227,594	2,326,007

		16,594,300

TOTAL MUTUAL FUNDS (Cost $146,337,510)		155,565,739

TOTAL LONG-TERM INVESTMENTS (Cost $146,337,510)		155,565,739

TOTAL INVESTMENTS — 100.1% (Cost $146,337,510) (b)		155,565,739

Other Assets/(Liabilities) — (0.1)%		(104,385)

NET ASSETS — 100.0%		$155,461,354

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Core Allocation Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 62.8%
American Funds Blue Chip Income and Growth Fund, Class 1	16,485,955	$238,551,773
American Funds Growth-Income Fund, Class 1	5,755,222	293,919,163
American Funds International Fund, Class 1	6,437,550	140,724,851

		673,195,787

Fixed Income Funds — 37.3%
American Funds Bond Fund, Class 1	37,539,063	400,166,408

TOTAL MUTUAL FUNDS (Cost $1,007,745,333)		1,073,362,195

TOTAL LONG-TERM INVESTMENTS (Cost $1,007,745,333)		1,073,362,195

TOTAL INVESTMENTS — 100.1% (Cost $1,007,745,333) (a)		1,073,362,195

Other Assets/(Liabilities) — (0.1)%		(1,167,780)

NET ASSETS — 100.0%		$1,072,194,415

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Growth Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds Growth Fund, Class 1	2,119,704	$169,682,294

		169,682,294

TOTAL MUTUAL FUNDS (Cost $144,847,407)		169,682,294

TOTAL INVESTMENTS — 100.1% (Cost $144,847,407) (a)		169,682,294

Other Assets/(Liabilities) — (0.1)%		(186,017)

NET ASSETS — 100.0%		$169,496,277

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds International Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds International Fund, Class 1	2,964,441	$64,802,670

TOTAL MUTUAL FUNDS (Cost $54,643,376)		64,802,670

TOTAL INVESTMENTS — 100.1% (Cost $54,643,376) (a)		64,802,670

Other Assets/(Liabilities) — (0.1)%		(77,270)

NET ASSETS — 100.0%		$64,725,400

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Balanced Allocation Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 48.6%
MML Blue Chip Growth Fund, Initial Class (a)	939,397	$17,284,905
MML Equity Income Fund, Initial Class (a)	1,572,263	19,197,325
MML Equity Index Fund, Class III (a)	631,258	19,392,259
MML Focused Equity Fund, Class II (a)	262,792	3,316,441
MML Foreign Fund, Initial Class (a)	1,469,695	16,210,736
MML Fundamental Growth Fund, Class II (a)	856,468	11,408,159
MML Fundamental Value Fund, Class II (a)	1,259,348	18,990,962
MML Global Fund, Class I (a)	1,324,504	16,940,412
MML Income & Growth Fund, Initial Class (a)	1,563,729	19,061,851
MML International Equity Fund, Class II (a)	1,106,680	12,926,020
MML Large Cap Growth Fund, Initial Class (a)	546,852	5,889,595
MML Mid Cap Growth Fund, Initial Class (a)	842,808	14,209,742
MML Mid Cap Value Fund, Initial Class (a)	1,368,615	16,231,771
MML Small Cap Growth Equity Fund, Initial Class (a)	270,712	4,169,186
MML Small Company Value Fund, Class II (a)	414,509	6,839,400
MML Small/Mid Cap Value Fund, Initial Class (a)	337,505	4,600,198
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	56,464	4,868,358
Oppenheimer Global Fund/VA, Non-Service Shares (a)	235,453	11,165,186
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	4,236,617	41,603,580
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	5,320,869	13,781,051
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	139,823	4,365,270

		282,452,407

Fixed Income Funds — 51.5%
MML Dynamic Bond Fund, Class II (a)	6,845,365	67,563,756
MML High Yield Fund, Class II (a)	1,581,102	15,716,150
MML Inflation-Protected and Income Fund, Initial Class (a)	2,177,859	21,952,823

	Number of Shares	Value
MML Managed Bond Fund, Initial Class (a)	8,407,962	$103,052,735
MML Short-Duration Bond Fund, Class II (a)	3,016,296	29,318,398
MML Total Return Bond Fund, Class II (a)	6,078,357	62,120,811

		299,724,673

TOTAL MUTUAL FUNDS (Cost $574,083,582)		582,177,080

TOTAL LONG-TERM INVESTMENTS (Cost $574,083,582)		582,177,080

TOTAL INVESTMENTS — 100.1% (Cost $574,083,582) (b)		582,177,080

Other Assets/(Liabilities) — (0.1)%		(416,893)

NET ASSETS — 100.0%		$581,760,187

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Basic Materials — 0.5%
Chemicals — 0.5%
DowDuPont, Inc.	6,784	$432,209
The Sherwin-Williams Co.	3,700	1,450,844

		1,883,053

Communications — 31.8%
Internet — 31.8%
Alibaba Group Holding Ltd. Sponsored ADR (a)	75,966	13,942,800
Alphabet, Inc. Class A (a)	6,235	6,466,568
Alphabet, Inc. Class C (a)	14,631	15,096,119
Amazon.com, Inc. (a)	25,838	37,396,371
Booking Holdings, Inc. (a)	7,885	16,403,875
Ctrip.com International Ltd. ADR (a)	8,340	388,811
Facebook, Inc. Class A (a)	105,559	16,867,272
Netflix, Inc. (a)	17,637	5,209,088
Symantec Corp.	13,300	343,805
Tencent Holdings Ltd.	151,600	8,069,853

		120,184,562

Consumer, Cyclical — 8.9%
Airlines — 2.3%
Alaska Air Group, Inc.	13,795	854,738
American Airlines Group, Inc.	110,395	5,736,124
Delta Air Lines, Inc.	27,800	1,523,718
United Continental Holdings, Inc. (a)	7,000	486,290

		8,600,870

Auto Manufacturers — 0.6%
Ferrari NV	6,295	758,674
Tesla, Inc. (a)	6,202	1,650,538

		2,409,212

Auto Parts & Equipment — 0.2%
Aptiv PLC	9,300	790,221

Leisure Time — 0.7%
Norwegian Cruise Line Holdings Ltd. (a)	13,300	704,501
Royal Caribbean Cruises Ltd.	18,400	2,166,416

		2,870,917

Lodging — 1.7%
Hilton Worldwide Holdings, Inc.	12,290	967,960
Marriott International, Inc. Class A	29,174	3,967,081
Wynn Resorts Ltd.	8,243	1,503,193

		6,438,234

	Number of Shares	Value
Retail — 3.4%
Costco Wholesale Corp.	700	$131,901
Dollar General Corp.	26,600	2,488,430
The Home Depot, Inc.	17,476	3,114,922
Lowe’s Cos., Inc.	419	36,767
McDonald’s Corp.	5,695	890,584
O’Reilly Automotive, Inc. (a)	144	35,623
Ross Stores, Inc.	37,252	2,904,911
Tapestry, Inc.	4,200	220,962
The TJX Cos., Inc.	400	32,624
Ulta Salon Cosmetics & Fragrance, Inc. (a)	100	20,427
Yum! Brands, Inc.	33,557	2,856,708

		12,733,859

		33,843,313

Consumer, Non-cyclical — 19.3%
Agriculture — 0.1%
Philip Morris International, Inc.	4,600	457,240

Beverages — 0.2%
Constellation Brands, Inc. Class A	2,800	638,176
Monster Beverage Corp. (a)	1,900	108,699

		746,875

Biotechnology — 3.3%
Alexion Pharmaceuticals, Inc. (a)	32,382	3,609,298
Biogen, Inc. (a)	5,566	1,524,082
Celgene Corp. (a)	1,108	98,845
Illumina, Inc. (a)	626	147,999
Incyte Corp. (a)	2,900	241,657
Regeneron Pharmaceuticals, Inc. (a)	200	68,872
Vertex Pharmaceuticals, Inc. (a)	40,316	6,570,701

		12,261,454

Commercial Services — 3.7%
Cintas Corp.	3,800	648,204
CoStar Group, Inc. (a)	1,881	682,201
FleetCor Technologies, Inc. (a)	7,500	1,518,750
Global Payments, Inc.	30,400	3,390,208
IHS Markit Ltd. (a)	1,148	55,379
PayPal Holdings, Inc. (a)	61,211	4,644,079
S&P Global, Inc.	9,500	1,815,070
Worldpay, Inc. Class A (a)	16,172	1,329,985

		14,083,876

Health Care – Products — 6.7%
Abbott Laboratories	1,300	77,896
Becton, Dickinson & Co.	27,895	6,044,846
Danaher Corp.	43,325	4,241,951
Intuitive Surgical, Inc. (a)	12,289	5,073,268
Stryker Corp.	37,201	5,986,385
Thermo Fisher Scientific, Inc.	19,491	4,024,112

		25,448,458

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 5.2%
Aetna, Inc.	5,345	$903,305
Anthem, Inc.	16,200	3,559,140
Cigna Corp.	20,206	3,389,355
Humana, Inc.	8,692	2,336,670
UnitedHealth Group, Inc.	45,024	9,635,136

		19,823,606

Pharmaceuticals — 0.1%
Merck & Co., Inc.	700	38,129
Zoetis, Inc.	3,700	308,987

		347,116

		73,168,625

Financial — 15.4%
Banks — 4.1%
The Bank of New York Mellon Corp.	5,700	293,721
Citigroup, Inc.	4,000	270,000
JP Morgan Chase & Co.	30,700	3,376,079
Morgan Stanley	155,605	8,396,446
Northern Trust Corp.	700	72,191
State Street Corp.	32,147	3,206,020

		15,614,457

Diversified Financial Services — 9.3%
Ameriprise Financial, Inc.	4,100	606,554
The Charles Schwab Corp.	29,508	1,540,908
Intercontinental Exchange, Inc.	49,488	3,588,870
Mastercard, Inc. Class A	60,474	10,592,626
Raymond James Financial, Inc.	1,200	107,292
TD Ameritrade Holding Corp.	111,840	6,624,283
Visa, Inc. Class A	101,598	12,153,152

		35,213,685

Insurance — 1.5%
American International Group, Inc.	9,700	527,874
Chubb Ltd.	2,600	355,602
Marsh & McLennan Cos., Inc.	8,600	710,274
The Progressive Corp.	19,307	1,176,375
Willis Towers Watson PLC	18,193	2,768,793

		5,538,918

Real Estate Investment Trusts (REITS) — 0.5%
American Tower Corp.	11,545	1,677,951
Equinix, Inc.	109	45,577

		1,723,528

		58,090,588

Industrial — 6.8%
Aerospace & Defense — 4.1%
The Boeing Co.	37,051	12,148,282
General Dynamics Corp.	700	154,630
Harris Corp.	8,000	1,290,240
Northrop Grumman Corp.	5,000	1,745,600
Raytheon Co.	300	64,746

		15,403,498

	Number of Shares	Value
Electronics — 1.3%
Agilent Technologies, Inc.	2,600	$173,940
Corning, Inc.	2,300	64,124
Fortive Corp.	24,593	1,906,449
Honeywell International, Inc.	19,000	2,745,690

		4,890,203

Hand & Machine Tools — 0.3%
Stanley Black & Decker, Inc.	7,072	1,083,431

Machinery – Diversified — 0.6%
Roper Technologies, Inc.	8,744	2,454,353

Miscellaneous – Manufacturing — 0.0%
Textron, Inc.	700	41,279

Packaging & Containers — 0.1%
Ball Corp.	6,116	242,866

Transportation — 0.4%
Canadian Pacific Railway Ltd.	4,300	758,950
CSX Corp.	11,170	622,281
FedEx Corp.	627	150,549
Union Pacific Corp.	800	107,544

		1,639,324

		25,754,954

Technology — 16.1%
Computers — 0.8%
Apple, Inc.	17,767	2,980,947

Semiconductors — 2.1%
ASML Holding NV	2,400	476,544
Broadcom Ltd.	12,280	2,893,782
Lam Research Corp.	1,600	325,056
Maxim Integrated Products, Inc.	17,500	1,053,850
Microchip Technology, Inc.	13,500	1,233,360
Texas Instruments, Inc.	20,803	2,161,224

		8,143,816

Software — 13.2%
Activision Blizzard, Inc.	11,300	762,298
Electronic Arts, Inc. (a)	18,200	2,206,568
Fidelity National Information Services, Inc.	16,500	1,588,950
Fiserv, Inc. (a)	46,880	3,343,013
Intuit, Inc.	24,977	4,329,763
Microsoft Corp.	187,219	17,087,478
Red Hat, Inc. (a)	25,048	3,744,927
salesforce.com, Inc. (a)	65,500	7,617,650
ServiceNow, Inc. (a)	39,073	6,464,628
VMware, Inc. Class A (a)	1,472	178,509
Workday, Inc. Class A (a)	19,800	2,516,778

		49,840,562

		60,965,325

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 0.4%
Electric — 0.4%
NextEra Energy, Inc.	4,400	$718,652
Sempra Energy	7,354	817,912

		1,536,564

TOTAL COMMON STOCK (Cost $215,234,495)		375,426,984

TOTAL EQUITIES (Cost $215,234,495)		375,426,984

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,031	1,031

TOTAL MUTUAL FUNDS (Cost $1,031)		1,031

TOTAL LONG-TERM INVESTMENTS (Cost $215,235,526)		375,428,015

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (b)	$1,740,598	1,740,598

TOTAL SHORT-TERM INVESTMENTS (Cost $1,740,598)		1,740,598

TOTAL INVESTMENTS — 99.7% (Cost $216,976,124) (c)		377,168,613

Other Assets/(Liabilities) — 0.3%		1,074,506

NET ASSETS — 100.0%		$378,243,119

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $1,740,741. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $1,776,765.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Conservative Allocation Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 38.7%
MML Blue Chip Growth Fund, Initial Class (a)	593,611	$10,922,447
MML Equity Income Fund, Initial Class (a)	988,999	12,075,680
MML Equity Index Fund, Class III (a)	439,521	13,502,087
MML Focused Equity Fund, Class II (a)	174,767	2,205,553
MML Foreign Fund, Initial Class (a)	820,661	9,051,893
MML Fundamental Growth Fund, Class II (a)	560,421	7,464,803
MML Fundamental Value Fund, Class II (a)	790,386	11,919,026
MML Global Fund, Class I (a)	892,310	11,412,648
MML Income & Growth Fund, Initial Class (a)	995,422	12,134,191
MML International Equity Fund, Class II (a)	569,067	6,646,699
MML Large Cap Growth Fund, Initial Class (a)	339,638	3,657,900
MML Mid Cap Growth Fund, Initial Class (a)	452,759	7,633,523
MML Mid Cap Value Fund, Initial Class (a)	784,011	9,298,372
MML Small Cap Growth Equity Fund, Initial Class (a)	146,645	2,258,452
MML Small Company Value Fund, Class II (a)	270,557	4,464,184
MML Small/Mid Cap Value Fund, Initial Class (a)	165,223	2,251,987
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	29,916	2,579,354
Oppenheimer Global Fund/VA, Non-Service Shares (a)	158,650	7,523,188
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	3,097,596	30,418,395
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	2,454,877	6,358,131
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	87,544	2,733,114

		176,511,627

Fixed Income Funds — 61.4%
MML Dynamic Bond Fund, Class II (a)	6,786,835	66,986,059
MML High Yield Fund, Class II (a)	1,401,609	13,931,992
MML Inflation-Protected and Income Fund, Initial Class (a)	1,962,053	19,777,497

	Number of Shares	Value
MML Managed Bond Fund, Initial Class (a)	7,853,718	$96,259,607
MML Short-Duration Bond Fund, Class II (a)	2,550,050	24,786,483
MML Total Return Bond Fund, Class II (a)	5,744,485	58,708,632

		280,450,270

TOTAL MUTUAL FUNDS (Cost $452,026,013)		456,961,897

TOTAL LONG-TERM INVESTMENTS (Cost $452,026,013)		456,961,897

TOTAL INVESTMENTS — 100.1% (Cost $452,026,013) (b)		456,961,897

Other Assets/(Liabilities) — (0.1)%		(337,718)

NET ASSETS — 100.0%		$456,624,179

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 95.4%
Basic Materials — 4.5%
Chemicals — 3.0%
Akzo Nobel NV	10,270	$970,897
CF Industries Holdings, Inc.	125,300	4,727,569
DowDuPont, Inc.	141,715	9,028,662

		14,727,128

Forest Products & Paper — 0.9%
International Paper Co.	83,600	4,466,748

Iron & Steel — 0.6%
Nucor Corp.	50,600	3,091,154

		22,285,030

Communications — 8.3%
Media — 3.8%
Comcast Corp. Class A	138,995	4,749,459
News Corp. Class A	247,900	3,916,820
Twenty-First Century Fox, Inc. Class B	240,100	8,732,437
The Walt Disney Co.	15,400	1,546,776

		18,945,492

Telecommunications — 4.5%
CenturyLink, Inc.	78,905	1,296,409
Cisco Systems, Inc.	189,100	8,110,499
Telefonica SA	285,662	2,831,208
Verizon Communications, Inc.	193,835	9,269,190
Vodafone Group PLC	174,084	476,676

		21,983,982

		40,929,474

Consumer, Cyclical — 5.3%
Airlines — 1.1%
Alaska Air Group, Inc.	22,800	1,412,688
Delta Air Lines, Inc.	39,500	2,164,995
Southwest Airlines Co.	32,300	1,850,144

		5,427,827

Auto Manufacturers — 0.1%
Ford Motor Co.	55,300	612,724

Auto Parts & Equipment — 0.5%
Adient PLC	43,381	2,592,449

Lodging — 1.0%
Las Vegas Sands Corp.	68,300	4,910,770

Retail — 2.1%
Kohl’s Corp.	54,200	3,550,642
L Brands, Inc.	44,400	1,696,524
Walmart, Inc.	58,500	5,204,745

		10,451,911

	Number of Shares	Value
Toys, Games & Hobbies — 0.5%
Mattel, Inc.	166,400	$2,188,160

		26,183,841

Consumer, Non-cyclical — 18.0%
Agriculture — 2.1%
Archer-Daniels-Midland Co.	101,900	4,419,403
Philip Morris International, Inc.	58,000	5,765,200

		10,184,603

Beverages — 0.9%
Diageo PLC	8,140	275,377
PepsiCo, Inc.	39,100	4,267,765

		4,543,142

Biotechnology — 1.2%
Gilead Sciences, Inc.	77,200	5,820,108

Cosmetics & Personal Care — 0.3%
Coty, Inc. Class A	83,873	1,534,876

Foods — 1.7%
Kellogg Co.	29,700	1,930,797
Tyson Foods, Inc. Class A	87,600	6,411,444

		8,342,241

Health Care – Products — 2.0%
Becton, Dickinson & Co.	16,700	3,618,890
Medtronic PLC	77,849	6,245,047

		9,863,937

Health Care – Services — 1.7%
Anthem, Inc.	38,400	8,436,480

Household Products & Wares — 1.3%
Kimberly-Clark Corp.	54,900	6,046,137

Pharmaceuticals — 6.8%
Bristol-Myers Squibb Co.	64,400	4,073,300
CVS Health Corp.	54,903	3,415,516
GlaxoSmithKline PLC	164,680	3,199,397
GlaxoSmithKline PLC Sponsored ADR	58,400	2,281,688
Johnson & Johnson	69,900	8,957,685
Merck & Co., Inc.	85,500	4,657,185
Pfizer, Inc.	192,654	6,837,290

		33,422,061

		88,193,585

Energy — 9.2%
Oil & Gas — 8.5%
Apache Corp.	96,286	3,705,085
Chevron Corp.	45,600	5,200,224
EQT Corp.	11,280	535,913
Exxon Mobil Corp.	157,042	11,716,904
Hess Corp.	119,300	6,038,966
Occidental Petroleum Corp.	71,700	4,657,632

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Total SA	173,062	$9,835,743

		41,690,467

Pipelines — 0.7%
TransCanada Corp.	83,200	3,436,992

		45,127,459

Financial — 29.1%
Banks — 18.0%
Bank of America Corp.	28,377	851,026
The Bank of New York Mellon Corp.	75,500	3,890,515
Citigroup, Inc.	91,600	6,183,000
Fifth Third Bancorp	232,000	7,366,000
JP Morgan Chase & Co.	179,400	19,728,618
KeyCorp	209,300	4,091,815
Morgan Stanley	199,800	10,781,208
Northern Trust Corp.	21,300	2,196,669
The PNC Financial Services Group, Inc.	35,600	5,384,144
State Street Corp.	73,800	7,360,074
US Bancorp	139,600	7,049,800
Wells Fargo & Co.	261,600	13,710,456

		88,593,325

Diversified Financial Services — 1.0%
Ameriprise Financial, Inc.	10,900	1,612,546
Franklin Resources, Inc.	92,100	3,194,028

		4,806,574

Insurance — 7.3%
American International Group, Inc.	108,004	5,877,578
Brighthouse Financial, Inc. (a)	69,181	3,555,903
Chubb Ltd.	47,371	6,478,932
Loews Corp.	131,263	6,527,709
Marsh & McLennan Cos., Inc.	31,900	2,634,621
MetLife, Inc.	145,600	6,681,584
Willis Towers Watson PLC	11,141	1,695,549
XL Group Ltd.	41,470	2,291,632

		35,743,508

Real Estate Investment Trusts (REITS) — 2.8%
Equity Residential	64,000	3,943,680
Rayonier, Inc.	128,341	4,515,036
SL Green Realty Corp.	22,921	2,219,441
Weyerhaeuser Co.	91,771	3,211,985

		13,890,142

		143,033,549

Industrial — 10.1%
Aerospace & Defense — 3.6%
The Boeing Co.	26,300	8,623,244
Harris Corp.	56,935	9,182,477

		17,805,721

	Number of Shares	Value
Building Materials — 2.2%
Johnson Controls International PLC	208,415	$7,344,545
Vulcan Materials Co.	29,100	3,322,347

		10,666,892

Electrical Components & Equipment — 0.9%
Emerson Electric Co.	61,700	4,214,110

Electronics — 0.5%
TE Connectivity Ltd.	23,500	2,347,650

Environmental Controls — 0.3%
Stericycle, Inc. (a)	22,302	1,305,336

Machinery – Diversified — 0.4%
Flowserve Corp.	44,192	1,914,839

Miscellaneous – Manufacturing — 1.1%
General Electric Co.	142,800	1,924,944
Illinois Tool Works, Inc.	6,600	1,033,956
Pentair PLC	37,400	2,548,062

		5,506,962

Transportation — 1.1%
United Parcel Service, Inc. Class B	53,632	5,613,125

		49,374,635

Technology — 6.2%
Computers — 0.5%
Hewlett Packard Enterprise Co.	72,100	1,264,634
Western Digital Corp.	12,500	1,153,375

		2,418,009

Semiconductors — 3.3%
Analog Devices, Inc.	11,357	1,034,963
Applied Materials, Inc.	66,100	3,675,821
QUALCOMM, Inc.	149,800	8,300,418
Texas Instruments, Inc.	33,273	3,456,732

		16,467,934

Software — 2.4%
CA, Inc.	24,600	833,940
Microsoft Corp.	120,200	10,970,654

		11,804,594

		30,690,537

Utilities — 4.7%
Electric — 3.7%
Edison International	55,050	3,504,483
PG&E Corp.	64,804	2,846,839
Sempra Energy	10,040	1,116,649
The Southern Co.	189,927	8,482,140
Westar Energy, Inc.	39,300	2,066,787

		18,016,898

Gas — 1.0%
NiSource, Inc.	212,800	5,088,048

		23,104,946

TOTAL COMMON STOCK (Cost $377,132,662)		468,923,056

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 2.2%
Consumer, Non-cyclical — 0.8%
Health Care – Products — 0.8%
Becton Dickinson and Co. Convertible 6.125%	63,549	$3,713,168

Utilities — 1.4%
Electric — 1.4%
DTE Energy Co. Convertible 6.500%	15,505	807,656
NextEra Energy, Inc. Convertible 6.123%	66,353	3,825,914
Sempra Energy Convertible 6.000%	22,022	2,254,392

		6,887,962

TOTAL PREFERRED STOCK (Cost $9,415,975)		10,601,130

TOTAL EQUITIES (Cost $386,548,637)		479,524,186

	Principal Amount
BONDS & NOTES — 0.3%

CORPORATE DEBT — 0.3%
Toys, Games & Hobbies — 0.3%
Mattel, Inc. 6.750% 12/31/25 (b)	$1,612,000	1,575,730

TOTAL CORPORATE DEBT (Cost $1,611,611)		1,575,730

TOTAL BONDS & NOTES (Cost $1,611,611)		1,575,730

	Number of Shares
MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,031	1,031

TOTAL MUTUAL FUNDS (Cost $1,031)		1,031

TOTAL LONG-TERM INVESTMENTS (Cost $388,161,279)		481,100,947

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (c)	$6,241,442	$6,241,442

TOTAL SHORT-TERM INVESTMENTS (Cost $6,241,442)		6,241,442

TOTAL INVESTMENTS — 99.2% (Cost $394,402,721) (d)		487,342,389

Other Assets/(Liabilities) — 0.8%		4,023,347

NET ASSETS — 100.0%		$491,365,736

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $1,575,730 or 0.32% of net assets.
(c)	Maturity value of $6,241,955. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 8/15/23, and an aggregate market value, including accrued interest, of $6,370,338.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 2.6%
Chemicals — 1.9%
Air Products & Chemicals, Inc.	6,900	$1,097,307
Albemarle Corp.	3,471	321,901
CF Industries Holdings, Inc.	7,328	276,485
DowDuPont, Inc.	73,673	4,693,707
Eastman Chemical Co.	4,514	476,588
FMC Corp.	4,218	322,972
International Flavors & Fragrances, Inc.	2,480	339,537
LyondellBasell Industries NV Class A	10,206	1,078,570
Monsanto Co.	13,876	1,619,191
The Mosaic Co.	11,030	267,808
PPG Industries, Inc.	7,993	892,019
Praxair, Inc.	9,047	1,305,482
The Sherwin-Williams Co.	2,606	1,021,865

		13,713,432

Forest Products & Paper — 0.1%
International Paper Co.	12,972	693,094

Iron & Steel — 0.1%
Nucor Corp.	9,991	610,350

Mining — 0.2%
Freeport-McMoRan, Inc. (a)	42,297	743,158
Newmont Mining Corp.	16,759	654,774

		1,397,932

Pharmaceuticals — 0.3%
CVS Health Corp.	31,943	1,987,174

		18,401,982

Communications — 13.9%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	12,177	280,436
Omnicom Group, Inc.	7,228	525,259

		805,695

Internet — 8.4%
Alphabet, Inc. Class A (a)	9,396	9,744,968
Alphabet, Inc. Class C (a)	9,581	9,885,580
Amazon.com, Inc. (a)	12,648	18,305,956
Booking Holdings, Inc. (a)	1,535	3,193,399
eBay, Inc. (a)	29,639	1,192,673
Expedia Group, Inc.	3,861	426,293
F5 Networks, Inc. (a)	1,966	284,303
Facebook, Inc. Class A (a)	75,421	12,051,522
Netflix, Inc. (a)	13,661	4,034,776
Symantec Corp.	19,478	503,506
TripAdvisor, Inc. (a)	3,447	140,948

	Number of Shares	Value
VeriSign, Inc. (a)	2,619	$310,509

		60,074,433

Media — 2.4%
CBS Corp. Class B	10,881	559,175
Charter Communications, Inc. Class A (a)	5,857	1,822,815
Comcast Corp. Class A	145,915	4,985,916
Discovery Communications, Inc. Class A (a)	4,906	105,136
Discovery Communications, Inc. Class C (a)	9,614	187,665
DISH Network Corp. Class A (a)	7,149	270,876
News Corp. Class A	11,976	189,221
News Corp. Class B	3,915	63,031
Time Warner, Inc.	24,550	2,321,939
Twenty-First Century Fox, Inc. Class A	33,229	1,219,172
Twenty-First Century Fox, Inc. Class B	13,781	501,215
Viacom, Inc. Class B	11,072	343,896
The Walt Disney Co.	47,336	4,754,428

		17,324,485

Telecommunications — 3.0%
AT&T, Inc.	193,302	6,891,216
CenturyLink, Inc.	30,560	502,101
Cisco Systems, Inc.	151,646	6,504,097
Juniper Networks, Inc.	10,843	263,810
Motorola Solutions, Inc.	5,086	535,556
Verizon Communications, Inc.	129,960	6,214,687

		20,911,467

		99,116,080

Consumer, Cyclical — 8.2%
Airlines — 0.5%
Alaska Air Group, Inc.	3,865	239,475
American Airlines Group, Inc.	13,265	689,249
Delta Air Lines, Inc.	20,480	1,122,509
Southwest Airlines Co.	17,030	975,479
United Continental Holdings, Inc. (a)	7,622	529,500

		3,556,212

Apparel — 0.6%
Hanesbrands, Inc.	11,465	211,185
Michael Kors Holdings Ltd. (a)	4,782	296,867
NIKE, Inc. Class B	40,865	2,715,071
Ralph Lauren Corp.	1,729	193,302
Under Armour, Inc. Class A (a)	5,715	93,440
Under Armour, Inc. Class C (a)	5,647	81,034
VF Corp.	10,381	769,440

		4,360,339

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.5%
Ford Motor Co.	123,033	$1,363,206
General Motors Co.	39,764	1,445,024
PACCAR, Inc.	11,121	735,876

		3,544,106

Auto Parts & Equipment — 0.1%
Aptiv PLC	8,350	709,499
BorgWarner, Inc.	6,225	312,682
The Goodyear Tire & Rubber Co.	7,560	200,945

		1,223,126

Distribution & Wholesale — 0.2%
Fastenal Co.	9,026	492,729
LKQ Corp. (a)	9,703	368,229
W.W. Grainger, Inc.	1,609	454,173

		1,315,131

Home Builders — 0.1%
D.R. Horton, Inc.	10,728	470,315
Lennar Corp. Class A	8,618	507,945
PulteGroup, Inc.	8,339	245,917

		1,224,177

Home Furnishing — 0.1%
Leggett & Platt, Inc.	4,213	186,889
Whirlpool Corp.	2,228	341,129

		528,018

Housewares — 0.1%
Newell Brands, Inc.	15,226	387,958

Leisure Time — 0.3%
Carnival Corp.	12,811	840,145
Harley-Davidson, Inc.	5,286	226,664
Norwegian Cruise Line Holdings Ltd. (a)	6,466	342,504
Royal Caribbean Cruises Ltd.	5,380	633,441

		2,042,754

Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	6,350	500,126
Marriott International, Inc. Class A	9,454	1,285,555
MGM Resorts International	16,007	560,565
Wyndham Worldwide Corp.	3,140	359,310
Wynn Resorts Ltd.	2,518	459,183

		3,164,739

Retail — 5.1%
Advance Auto Parts, Inc.	2,321	275,155
AutoZone, Inc. (a)	856	555,279
Best Buy Co., Inc.	7,989	559,150
CarMax, Inc. (a)	5,727	354,730
Chipotle Mexican Grill, Inc. (a)	781	252,349
Costco Wholesale Corp.	13,822	2,604,480
Darden Restaurants, Inc.	3,884	331,111
Dollar General Corp.	8,124	760,000

	Number of Shares	Value
Dollar Tree, Inc. (a)	7,446	$706,626
Foot Locker, Inc.	3,874	176,422
The Gap, Inc.	6,835	213,252
Genuine Parts Co.	4,604	413,623
The Home Depot, Inc.	36,759	6,551,924
Kohl’s Corp.	5,294	346,810
L Brands, Inc.	7,758	296,433
Lowe’s Cos., Inc.	26,104	2,290,626
Macy’s, Inc.	9,568	284,552
McDonald’s Corp.	25,094	3,924,200
Nordstrom, Inc.	3,696	178,923
O’Reilly Automotive, Inc. (a)	2,635	651,846
PVH Corp.	2,438	369,186
Ross Stores, Inc.	12,033	938,333
Starbucks Corp.	44,237	2,560,880
Tapestry, Inc.	8,944	470,544
Target Corp.	17,144	1,190,308
Tiffany & Co.	3,207	313,196
The TJX Cos., Inc.	19,905	1,623,452
Tractor Supply Co.	3,944	248,551
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,833	374,427
Walgreens Boots Alliance, Inc.	26,826	1,756,298
Walmart, Inc.	45,691	4,065,128
Yum! Brands, Inc.	10,474	891,652

		36,529,446

Textiles — 0.1%
Mohawk Industries, Inc. (a)	1,986	461,189

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,564	300,445
Mattel, Inc.	10,683	140,482

		440,927

		58,778,122

Consumer, Non-cyclical — 21.2%
Agriculture — 1.3%
Altria Group, Inc.	59,819	3,727,920
Archer-Daniels-Midland Co.	17,570	762,011
Philip Morris International, Inc.	48,889	4,859,567

		9,349,498

Beverages — 1.9%
Brown-Forman Corp. Class B	8,241	448,310
The Coca-Cola Co.	120,863	5,249,080
Constellation Brands, Inc. Class A	5,389	1,228,261
Dr. Pepper Snapple Group, Inc.	5,670	671,215
Molson Coors Brewing Co. Class B	5,804	437,215
Monster Beverage Corp. (a)	13,026	745,217
PepsiCo, Inc.	44,770	4,886,646

		13,665,944

Biotechnology — 2.1%
Alexion Pharmaceuticals, Inc. (a)	6,977	777,657
Amgen, Inc.	21,040	3,586,899

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Biogen, Inc. (a)	6,660	$1,823,641
Celgene Corp. (a)	23,678	2,112,314
Gilead Sciences, Inc.	41,234	3,108,631
Illumina, Inc. (a)	4,629	1,094,388
Incyte Corp. (a)	5,555	462,898
Regeneron Pharmaceuticals, Inc. (a)	2,435	838,517
Vertex Pharmaceuticals, Inc. (a)	7,992	1,302,536

		15,107,481

Commercial Services — 1.8%
Automatic Data Processing, Inc.	13,975	1,585,883
Cintas Corp.	2,704	461,248
Ecolab, Inc.	8,204	1,124,522
Equifax, Inc.	3,771	444,262
Gartner, Inc. (a)	2,848	334,982
Global Payments, Inc.	4,999	557,488
H&R Block, Inc.	6,658	169,180
IHS Markit Ltd. (a)	11,408	550,322
Moody’s Corp.	5,243	845,696
Nielsen Holdings PLC	10,516	334,304
PayPal Holdings, Inc. (a)	35,493	2,692,854
Quanta Services, Inc. (a)	4,839	166,220
Robert Half International, Inc.	3,933	227,681
S&P Global, Inc.	8,001	1,528,671
Total System Services, Inc.	5,199	448,466
United Rentals, Inc. (a)	2,655	458,598
Verisk Analytics, Inc. (a)	4,879	507,416
The Western Union Co.	14,427	277,431

		12,715,224

Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	27,583	1,977,150
Coty, Inc. Class A	14,838	271,535
The Estee Lauder Cos., Inc. Class A	7,067	1,058,071
The Procter & Gamble Co.	79,332	6,289,441

		9,596,197

Foods — 1.3%
Campbell Soup Co.	6,042	261,679
Conagra Brands, Inc.	12,648	466,458
General Mills, Inc.	17,950	808,827
The Hershey Co.	4,431	438,492
Hormel Foods Corp.	8,456	290,210
The J.M. Smucker Co.	3,569	442,592
Kellogg Co.	7,814	507,988
The Kraft Heinz Co.	18,832	1,173,045
The Kroger Co.	27,734	663,952
McCormick & Co., Inc.	3,821	406,516
Mondelez International, Inc. Class A	46,832	1,954,299
Sysco Corp.	15,138	907,675
Tyson Foods, Inc. Class A	9,348	684,180

		9,005,913

Health Care – Products — 3.3%
Abbott Laboratories	54,793	3,283,197

	Number of Shares	Value
Align Technology, Inc. (a)	2,267	$569,312
Baxter International, Inc.	15,649	1,017,811
Becton, Dickinson & Co.	8,384	1,816,813
Boston Scientific Corp. (a)	43,314	1,183,338
The Cooper Cos., Inc.	1,538	351,910
Danaher Corp.	19,324	1,892,013
DENTSPLY SIRONA, Inc.	7,216	363,037
Edwards Lifesciences Corp. (a)	6,612	922,506
Henry Schein, Inc. (a)	4,845	325,632
Hologic, Inc. (a)	8,659	323,500
IDEXX Laboratories, Inc. (a)	2,740	524,409
Intuitive Surgical, Inc. (a)	3,536	1,459,767
Medtronic PLC	42,666	3,422,666
ResMed, Inc.	4,508	443,903
Stryker Corp.	10,146	1,632,694
Thermo Fisher Scientific, Inc.	12,649	2,611,513
Varian Medical Systems, Inc. (a)	2,877	352,864
Zimmer Biomet Holdings, Inc.	6,403	698,183

		23,195,068

Health Care – Services — 2.3%
Aetna, Inc.	10,290	1,739,010
Anthem, Inc.	8,043	1,767,047
Centene Corp. (a)	5,467	584,258
Cigna Corp.	7,645	1,282,372
DaVita, Inc. (a)	4,588	302,533
Envision Healthcare Corp. (a)	3,815	146,611
HCA Healthcare, Inc.	8,814	854,958
Humana, Inc.	4,334	1,165,109
IQVIA Holdings, Inc. (a)	4,574	448,755
Laboratory Corp. of America Holdings (a)	3,196	516,953
Quest Diagnostics, Inc.	4,279	429,184
UnitedHealth Group, Inc.	30,463	6,519,082
Universal Health Services, Inc. Class B	2,752	325,864

		16,081,736

Household Products & Wares — 0.3%
Avery Dennison Corp.	2,776	294,950
Church & Dwight Co., Inc.	7,683	386,916
The Clorox Co.	4,087	544,021
Kimberly-Clark Corp.	11,050	1,216,936

		2,442,823

Pharmaceuticals — 5.6%
AbbVie, Inc.	50,179	4,749,442
Allergan PLC	10,400	1,750,216
AmerisourceBergen Corp.	5,120	441,395
Bristol-Myers Squibb Co.	51,413	3,251,872
Cardinal Health, Inc.	9,882	619,404
Eli Lilly & Co.	30,340	2,347,406
Express Scripts Holding Co. (a)	17,790	1,228,933
Johnson & Johnson	84,445	10,821,627
McKesson Corp.	6,497	915,233

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Merck & Co., Inc.	84,862	$4,622,433
Mylan NV (a)	16,207	667,242
Nektar Therapeutics (a)	5,066	538,313
Perrigo Co. PLC	4,115	342,944
Pfizer, Inc.	187,376	6,649,974
Zoetis, Inc.	15,364	1,283,048

		40,229,482

		151,389,366

Energy — 5.7%
Oil & Gas — 4.6%
Anadarko Petroleum Corp.	17,192	1,038,569
Andeavor	4,457	448,196
Apache Corp.	11,968	460,529
Cabot Oil & Gas Corp.	14,528	348,381
Chevron Corp.	60,133	6,857,567
Cimarex Energy Co.	2,992	279,752
Concho Resources, Inc. (a)	4,705	707,303
ConocoPhillips	36,989	2,193,078
Devon Energy Corp.	16,510	524,853
EOG Resources, Inc.	18,225	1,918,546
EQT Corp.	7,692	365,447
Exxon Mobil Corp.	133,384	9,951,780
Helmerich & Payne, Inc.	3,412	227,103
Hess Corp.	8,489	429,713
Marathon Oil Corp.	26,703	430,719
Marathon Petroleum Corp.	14,939	1,092,190
Newfield Exploration Co. (a)	6,226	152,039
Noble Energy, Inc.	15,522	470,317
Occidental Petroleum Corp.	24,117	1,566,640
Phillips 66	13,189	1,265,089
Pioneer Natural Resources Co.	5,375	923,317
Range Resources Corp.	7,269	105,691
Valero Energy Corp.	13,640	1,265,383

		33,022,202

Oil & Gas Services — 0.8%
Baker Hughes a GE Co.	13,289	369,035
Halliburton Co.	27,518	1,291,695
National Oilwell Varco, Inc.	11,944	439,659
Schlumberger Ltd.	43,592	2,823,890
TechnipFMC PLC	13,776	405,703

		5,329,982

Pipelines — 0.3%
Kinder Morgan, Inc.	59,766	900,076
ONEOK, Inc.	12,894	733,927
The Williams Cos., Inc.	25,971	645,639

		2,279,642

		40,631,826

Financial — 18.7%
Banks — 7.8%
Bank of America Corp.	301,144	9,031,309

	Number of Shares	Value
The Bank of New York Mellon Corp.	31,777	$1,637,469
BB&T Corp.	24,474	1,273,627
Capital One Financial Corp.	15,312	1,467,196
Citigroup, Inc.	80,900	5,460,750
Citizens Financial Group, Inc.	15,347	644,267
Comerica, Inc.	5,461	523,874
Fifth Third Bancorp	21,862	694,118
The Goldman Sachs Group, Inc.	11,122	2,801,187
Huntington Bancshares, Inc.	34,784	525,238
JP Morgan Chase & Co.	108,023	11,879,289
KeyCorp	33,418	653,322
M&T Bank Corp.	4,726	871,285
Morgan Stanley	43,432	2,343,591
Northern Trust Corp.	6,747	695,818
The PNC Financial Services Group, Inc.	14,841	2,244,553
Regions Financial Corp.	35,374	657,249
State Street Corp.	11,573	1,154,175
SunTrust Banks, Inc.	14,751	1,003,658
SVB Financial Group (a)	1,667	400,097
US Bancorp	49,390	2,494,195
Wells Fargo & Co.	138,192	7,242,643
Zions Bancorp	6,182	325,977

		56,024,887

Diversified Financial Services — 3.8%
Affiliated Managers Group, Inc.	1,715	325,130
Alliance Data Systems Corp.	1,510	321,419
American Express Co.	22,673	2,114,937
Ameriprise Financial, Inc.	4,606	681,412
BlackRock, Inc.	3,894	2,109,458
Cboe Global Markets, Inc.	3,552	405,283
The Charles Schwab Corp.	37,718	1,969,634
CME Group, Inc.	10,709	1,732,074
Discover Financial Services	11,173	803,674
E*TRADE Financial Corp. (a)	8,387	464,724
Franklin Resources, Inc.	10,226	354,638
Intercontinental Exchange, Inc.	18,295	1,326,753
Invesco Ltd.	12,753	408,223
Mastercard, Inc. Class A	29,059	5,089,974
Nasdaq, Inc.	3,697	318,755
Navient Corp.	8,423	110,510
Raymond James Financial, Inc.	4,086	365,329
Synchrony Financial	22,505	754,593
T. Rowe Price Group, Inc.	7,697	831,045
Visa, Inc. Class A	56,745	6,787,837

		27,275,402

Insurance — 4.3%
Aflac, Inc.	24,528	1,073,345
The Allstate Corp.	11,157	1,057,684
American International Group, Inc.	28,337	1,542,099
Aon PLC	7,748	1,087,277
Arthur J Gallagher & Co.	5,744	394,785

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Assurant, Inc.	1,657	$151,466
Berkshire Hathaway, Inc. Class B (a)	60,571	12,082,703
Brighthouse Financial, Inc. (a)	2,987	153,532
Chubb Ltd.	14,618	1,999,304
Cincinnati Financial Corp.	4,688	348,131
Everest Re Group Ltd.	1,290	331,298
The Hartford Financial Services Group, Inc.	11,205	577,282
Lincoln National Corp.	6,874	502,214
Loews Corp.	8,511	423,252
Marsh & McLennan Cos., Inc.	15,971	1,319,045
MetLife, Inc.	32,637	1,497,712
Principal Financial Group, Inc.	8,513	518,527
The Progressive Corp.	18,349	1,118,004
Prudential Financial, Inc.	13,274	1,374,523
Torchmark Corp.	3,363	283,064
The Travelers Cos., Inc.	8,544	1,186,420
Unum Group	6,946	330,699
Willis Towers Watson PLC	4,147	631,132
XL Group Ltd.	8,046	444,622

		30,428,120

Investment Companies — 0.0%
Leucadia National Corp.	9,825	223,322

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	9,484	447,834

Real Estate Investment Trusts (REITS) — 2.7%
Alexandria Real Estate Equities, Inc.	3,178	396,900
American Tower Corp.	13,882	2,017,610
Apartment Investment & Management Co. Class A	4,922	200,571
AvalonBay Communities, Inc.	4,338	713,427
Boston Properties, Inc.	4,848	597,371
Crown Castle International Corp.	13,059	1,431,397
Digital Realty Trust, Inc.	6,455	680,228
Duke Realty Corp.	11,186	296,205
Equinix, Inc.	2,495	1,043,259
Equity Residential	11,632	716,764
Essex Property Trust, Inc.	2,074	499,170
Extra Space Storage, Inc.	3,955	345,509
Federal Realty Investment Trust	2,324	269,840
GGP, Inc.	19,912	407,400
HCP, Inc.	14,737	342,340
Host Hotels & Resorts, Inc.	23,251	433,399
Iron Mountain, Inc.	8,842	290,548
Kimco Realty Corp.	13,375	192,600
The Macerich Co.	3,389	189,852
Mid-America Apartment Communities, Inc.	3,570	325,727
Prologis, Inc.	16,806	1,058,610
Public Storage	4,727	947,244
Realty Income Corp.	9,007	465,932
Regency Centers Corp.	4,649	274,198

	Number of Shares	Value
SBA Communications Corp. (a)	3,664	$626,251
Simon Property Group, Inc.	9,801	1,512,784
SL Green Realty Corp.	2,864	277,321
UDR, Inc.	8,401	299,244
Ventas, Inc.	11,188	554,142
Vornado Realty Trust	5,415	364,429
Welltower, Inc.	11,636	633,347
Weyerhaeuser Co.	23,853	834,855

		19,238,474

Savings & Loans — 0.0%
People’s United Financial, Inc.	10,844	202,349

		133,840,388

Industrial — 10.0%
Aerospace & Defense — 2.8%
Arconic, Inc.	13,308	306,616
The Boeing Co.	17,413	5,709,374
General Dynamics Corp.	8,694	1,920,505
Harris Corp.	3,743	603,671
L3 Technologies, Inc.	2,454	510,432
Lockheed Martin Corp.	7,821	2,642,951
Northrop Grumman Corp.	5,483	1,914,225
Raytheon Co.	9,080	1,959,646
Rockwell Collins, Inc.	5,161	695,961
TransDigm Group, Inc.	1,535	471,153
United Technologies Corp.	23,415	2,946,075

		19,680,609

Building Materials — 0.4%
Fortune Brands Home & Security, Inc.	4,759	280,257
Johnson Controls International PLC	29,204	1,029,149
Martin Marietta Materials, Inc.	1,976	409,625
Masco Corp.	9,884	399,709
Vulcan Materials Co.	4,198	479,286

		2,598,026

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	1,324	184,287
AMETEK, Inc.	7,259	551,466
Emerson Electric Co.	20,012	1,366,820

		2,102,573

Electronics — 1.3%
Agilent Technologies, Inc.	10,181	681,109
Allegion PLC	2,984	254,505
Amphenol Corp. Class A	9,646	830,810
Corning, Inc.	27,302	761,180
FLIR Systems, Inc.	4,345	217,293
Fortive Corp.	9,671	749,696
Garmin Ltd.	3,478	204,959
Honeywell International, Inc.	23,680	3,421,997
Mettler-Toledo International, Inc. (a)	804	462,324

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PerkinElmer, Inc.	3,462	$262,143
TE Connectivity Ltd.	11,048	1,103,695
Waters Corp. (a)	2,474	491,460

		9,441,171

Engineering & Construction — 0.1%
Fluor Corp.	4,383	250,795
Jacobs Engineering Group, Inc.	3,788	224,060

		474,855

Environmental Controls — 0.2%
Republic Services, Inc.	7,065	467,915
Stericycle, Inc. (a)	2,669	156,216
Waste Management, Inc.	12,547	1,055,454

		1,679,585

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,791	264,244
Stanley Black & Decker, Inc.	4,818	738,118

		1,002,362

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	18,818	2,773,397

Machinery – Diversified — 0.6%
Cummins, Inc.	4,901	794,403
Deere & Co.	10,200	1,584,264
Flowserve Corp.	4,079	176,743
Rockwell Automation, Inc.	4,010	698,542
Roper Technologies, Inc.	3,244	910,558
Xylem, Inc.	5,641	433,906

		4,598,416

Miscellaneous – Manufacturing — 1.9%
3M Co.	18,747	4,115,341
A.O. Smith Corp.	4,581	291,306
Dover Corp.	4,844	475,778
Eaton Corp. PLC	13,842	1,106,114
General Electric Co.	273,354	3,684,812
Illinois Tool Works, Inc.	9,687	1,517,565
Ingersoll-Rand PLC	7,850	671,253
Parker-Hannifin Corp.	4,186	715,932
Pentair PLC	5,189	353,527
Textron, Inc.	8,274	487,918

		13,419,546

Packaging & Containers — 0.2%
Ball Corp.	10,997	436,691
Packaging Corp. of America	2,964	334,042
Sealed Air Corp.	5,258	224,990
WestRock Co.	8,000	513,360

		1,509,083

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,426	367,566

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	4,379	410,356

	Number of Shares	Value
CSX Corp.	27,938	$1,556,426
Expeditors International of Washington, Inc.	5,580	353,214
FedEx Corp.	7,750	1,860,853
J.B. Hunt Transport Services, Inc.	2,688	314,899
Kansas City Southern	3,252	357,232
Norfolk Southern Corp.	8,950	1,215,231
Union Pacific Corp.	24,780	3,331,176
United Parcel Service, Inc. Class B	21,673	2,268,296

		11,667,683

		71,314,872

Technology — 16.0%
Computers — 5.7%
Accenture PLC Class A	19,414	2,980,049
Apple, Inc.	159,723	26,798,325
Cognizant Technology Solutions Corp. Class A	18,522	1,491,021
CSRA, Inc.	5,219	215,179
DXC Technology Co.	8,962	900,950
Hewlett Packard Enterprise Co.	49,344	865,494
HP, Inc.	51,551	1,129,998
International Business Machines Corp.	26,970	4,138,007
NetApp, Inc.	8,474	522,761
Seagate Technology PLC	8,971	524,983
Western Digital Corp.	9,369	864,477

		40,431,244

Office & Business Equipment — 0.0%
Xerox Corp.	6,688	192,481

Semiconductors — 4.2%
Advanced Micro Devices, Inc. (a)	25,763	258,918
Analog Devices, Inc.	11,651	1,061,756
Applied Materials, Inc.	33,090	1,840,135
Broadcom Ltd.	12,923	3,045,305
Intel Corp.	147,326	7,672,738
IPG Photonics Corp. (a)	1,198	279,589
KLA-Tencor Corp.	4,922	536,547
Lam Research Corp.	5,133	1,042,820
Microchip Technology, Inc.	7,398	675,881
Micron Technology, Inc. (a)	36,404	1,898,105
NVIDIA Corp.	19,037	4,408,779
Qorvo, Inc. (a)	3,998	281,659
QUALCOMM, Inc.	46,605	2,582,383
Skyworks Solutions, Inc.	5,727	574,189
Texas Instruments, Inc.	30,960	3,216,434
Xilinx, Inc.	8,031	580,160

		29,955,398

Software — 6.1%
Activision Blizzard, Inc.	23,889	1,611,552
Adobe Systems, Inc. (a)	15,486	3,346,215
Akamai Technologies, Inc. (a)	5,381	381,943

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ANSYS, Inc. (a)	2,635	$412,878
Autodesk, Inc. (a)	6,939	871,400
CA, Inc.	9,858	334,186
Cadence Design Systems, Inc. (a)	8,868	326,076
Cerner Corp. (a)	9,919	575,302
Citrix Systems, Inc. (a)	4,063	377,047
Electronic Arts, Inc. (a)	9,673	1,172,755
Fidelity National Information Services, Inc.	10,437	1,005,083
Fiserv, Inc. (a)	13,020	928,456
Intuit, Inc.	7,661	1,328,034
Microsoft Corp.	242,402	22,124,031
Oracle Corp.	95,132	4,352,289
Paychex, Inc.	10,046	618,733
Red Hat, Inc. (a)	5,559	831,126
salesforce.com, Inc. (a)	21,604	2,512,545
Synopsys, Inc. (a)	4,661	387,982
Take-Two Interactive Software, Inc. (a)	3,604	352,399

		43,850,032

		114,429,155

Utilities — 2.8%
Electric — 2.7%
AES Corp.	20,703	235,393
Alliant Energy Corp.	7,254	296,399
Ameren Corp.	7,623	431,691
American Electric Power Co., Inc.	15,453	1,059,921
CenterPoint Energy, Inc.	13,538	370,941
CMS Energy Corp.	8,853	400,952
Consolidated Edison, Inc.	9,745	759,525
Dominion Energy, Inc.	20,557	1,386,159
DTE Energy Co.	5,636	588,398
Duke Energy Corp.	22,096	1,711,777
Edison International	10,237	651,687
Entergy Corp.	5,667	446,446
Eversource Energy	9,952	586,372
Exelon Corp.	30,438	1,187,386
FirstEnergy Corp.	14,142	480,969
NextEra Energy, Inc.	14,817	2,420,061
NRG Energy, Inc.	9,454	288,631
PG&E Corp.	16,236	713,248
Pinnacle West Capital Corp.	3,506	279,779
PPL Corp.	21,929	620,371
Public Service Enterprise Group, Inc.	15,900	798,816
SCANA Corp.	4,468	167,773
Sempra Energy	8,057	896,100
The Southern Co.	31,770	1,418,848
WEC Energy Group, Inc.	9,914	621,608
Xcel Energy, Inc.	15,949	725,361

		19,544,612

	Number of Shares	Value
Gas — 0.0%
NiSource, Inc.	10,582	$253,015

Water — 0.1%
American Water Works Co., Inc.	5,599	459,846

		20,257,473

TOTAL COMMON STOCK (Cost $421,598,963)		708,159,264

TOTAL EQUITIES (Cost $421,598,963)		708,159,264

TOTAL LONG-TERM INVESTMENTS (Cost $421,598,963)		708,159,264

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (b)	$4,792,370	4,792,370

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill 0.000% 7/19/18) (c)	655,000	651,572

TOTAL SHORT-TERM INVESTMENTS (Cost $5,444,256)		5,443,942

TOTAL INVESTMENTS — 99.9% (Cost $427,043,219) (d)		713,603,206

Other Assets/(Liabilities) — 0.1%		598,879

NET ASSETS — 100.0%		$714,202,085

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $4,792,764. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $4,891,995.
(c)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Future Contract — Long
S&P 500 E Mini Index	06/15/18	48	$6,589,375	$(246,175)

The accompanying notes are an integral part of the portfolio of investments.

MML Focused Equity Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.4%

COMMON STOCK — 96.4%
Basic Materials — 3.0%
Chemicals — 3.0%
Praxair, Inc.	12,881	$1,858,728

Consumer, Cyclical — 15.2%
Apparel — 5.4%
NIKE, Inc. Class B	51,125	3,396,745

Retail — 9.8%
Costco Wholesale Corp.	9,057	1,706,611
McDonald’s Corp.	9,673	1,512,664
The TJX Cos., Inc.	35,615	2,904,759

		6,124,034

		9,520,779

Consumer, Non-cyclical — 28.8%
Beverages — 9.9%
The Coca-Cola Co.	49,610	2,154,562
Diageo PLC	75,008	2,537,527
PepsiCo, Inc.	14,091	1,538,033

		6,230,122

Cosmetics & Personal Care — 3.4%
Colgate-Palmolive Co.	30,078	2,155,991

Health Care – Products — 4.2%
Medtronic PLC	32,487	2,606,107

Health Care – Services — 1.9%
UnitedHealth Group, Inc.	5,543	1,186,202

Pharmaceuticals — 9.4%
Bristol-Myers Squibb Co.	43,828	2,772,121
Cardinal Health, Inc.	24,741	1,550,766
McKesson Corp.	10,911	1,537,033

		5,859,920

		18,038,342

Financial — 28.4%
Banks — 4.2%
The PNC Financial Services Group, Inc.	17,392	2,630,366

Diversified Financial Services — 9.1%
American Express Co.	27,955	2,607,643
BlackRock, Inc.	2,286	1,238,372
Visa, Inc. Class A	15,557	1,860,928

		5,706,943

Insurance — 7.7%
Chubb Ltd.	21,764	2,976,662
Marsh & McLennan Cos., Inc.	22,285	1,840,518

		4,817,180

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 7.4%
American Tower Corp.	12,739	$1,851,486
Public Storage	13,742	2,753,760

		4,605,246

		17,759,735

Industrial — 13.3%
Aerospace & Defense — 2.0%
Lockheed Martin Corp.	3,619	1,222,969

Transportation — 11.3%
Canadian National Railway Co.	38,013	2,778,208
Union Pacific Corp.	18,259	2,454,557
United Parcel Service, Inc. Class B	17,646	1,846,830

		7,079,595

		8,302,564

Technology — 7.7%
Computers — 3.5%
Accenture PLC Class A	14,332	2,199,962

Software — 4.2%
Microsoft Corp.	28,815	2,629,945

		4,829,907

TOTAL COMMON STOCK (Cost $55,602,116)		60,310,055

TOTAL EQUITIES (Cost $55,602,116)		60,310,055

TOTAL LONG-TERM INVESTMENTS (Cost $55,602,116)		60,310,055

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (a)	$726,264	726,264

TOTAL SHORT-TERM INVESTMENTS (Cost $726,264)		726,264

TOTAL INVESTMENTS — 97.6% (Cost $56,328,380) (b)		61,036,319

Other Assets/(Liabilities) — 2.4%		1,505,821

NET ASSETS — 100.0%		$62,542,140

The accompanying notes are an integral part of the portfolio of investments.

MML Focused Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $726,324. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $744,639.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Bermuda — 0.4%
Kunlun Energy Co. Ltd	1,700,000	$1,477,447

Canada — 2.0%
Alamos Gold, Inc. Class A	306,210	1,595,354
Husky Energy, Inc.	273,500	3,914,573
Wheaton Precious Metals Corp.	96,200	1,960,065

		7,469,992

Cayman Islands — 4.2%
Baidu, Inc. Sponsored ADR (a)	20,070	4,479,423
CK Asset Holdings Ltd.	452,254	3,827,023
CK Hutchison Holdings Ltd.	425,754	5,118,668
NetEase, Inc. ADR	7,300	2,046,847

		15,471,961

China — 3.1%
China Life Insurance Co. Ltd. Class H	1,251,000	3,475,728
China Telecom Corp. Ltd. Class H	11,037,643	4,894,588
Sinopharm Group Co. Ltd. Class H	568,800	2,861,331

		11,231,647

France — 9.6%
AXA SA	181,650	4,835,875
BNP Paribas SA	97,912	7,259,728
Cie de Saint-Gobain	77,198	4,077,682
Cie Generale des Etablissements Michelin SCA	27,433	4,054,978
Credit Agricole SA	112,057	1,823,276
Sanofi	74,190	5,961,553
Total SA	51,453	2,924,261
Veolia Environnement SA	172,122	4,081,800

		35,019,153

Germany — 11.4%
Bayer AG Registered	55,810	6,310,609
HeidelbergCement AG	46,022	4,521,765
Infineon Technologies AG	241,765	6,476,889
Innogy SE (b)	78,557	3,716,073
LANXESS AG	59,730	4,579,612
Merck KGaA	50,900	4,883,093
MorphoSys AG (a)	20,350	2,081,550
Siemens AG Registered	42,985	5,482,743
Telefonica Deutschland Holding AG	788,417	3,704,525

		41,756,859

Hong Kong — 2.2%
AIA Group Ltd.	485,200	4,142,091
China Mobile Ltd.	433,500	3,966,337

		8,108,428

	Number of Shares	Value
Ireland — 2.2%
Bank of Ireland Group PLC (a)	384,672	$3,371,686
CRH PLC	141,012	4,794,311

		8,165,997

Israel — 1.0%
Teva Pharmaceutical Industries Ltd. Sponsored ADR	203,468	3,477,268

Italy — 1.7%
Eni SpA	350,704	6,182,183

Japan — 14.0%
Astellas Pharma, Inc.	265,800	4,081,807
IHI Corp.	88,700	2,772,479
Inpex Corp.	304,100	3,795,177
Mitsui Fudosan Co. Ltd.	173,300	4,179,608
Omron Corp.	95,900	5,627,946
Panasonic Corp.	345,400	4,933,818
Ryohin Keikaku Co. Ltd.	15,100	5,028,822
Seven & i Holdings Co. Ltd.	64,800	2,759,961
SoftBank Group Corp.	73,700	5,489,817
Sumitomo Metal Mining Co. Ltd. (c)	98,800	4,070,716
Sumitomo Rubber Industries Ltd.	121,700	2,243,783
Suntory Beverage & Food Ltd.	129,100	6,259,978

		51,243,912

Luxembourg — 0.9%
SES SA (c)	246,017	3,333,018

Netherlands — 4.0%
Akzo Nobel NV	32,182	3,042,395
ING Groep NV	199,694	3,372,777
NN Group NV	63,590	2,824,098
QIAGEN NV (a)	81,562	2,634,815
SBM Offshore NV	179,028	2,869,954

		14,744,039

Norway — 1.8%
Telenor ASA	162,793	3,702,639
Yara International ASA	65,009	2,761,678

		6,464,317

Portugal — 0.8%
Galp Energia SGPS SA	155,470	2,932,530

Republic of Korea — 5.7%
Hana Financial Group, Inc.	79,353	3,408,027
Hyundai Mobis Co. Ltd.	12,368	2,952,887
KB Financial Group, Inc. ADR (a)	62,916	3,645,353
Samsung Electronics Co. Ltd.	4,706	10,966,660

		20,972,927

Singapore — 2.7%
DBS Group Holdings, Ltd.	127,479	2,689,161
Singapore Telecommunications Ltd.	2,089,100	5,385,380

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
United Overseas Bank Ltd.	89,200	$1,880,966

		9,955,507

Sweden — 0.6%
Arjo AB Class B (a)	146,444	430,026
Getinge AB Class B	146,444	1,666,943

		2,096,969

Switzerland — 4.9%
Landis+Gyr Group AG (a)	25,523	1,978,640
Novartis AG Registered	54,480	4,407,544
Roche Holding AG	27,562	6,321,617
UBS Group AG Registered	306,210	5,391,803

		18,099,604

Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	641,275	5,450,209

Thailand — 1.5%
Bangkok Bank PCL Foreign Registered	792,100	5,428,984

United Kingdom — 21.7%
BAE Systems PLC	599,614	4,897,921
Barclays PLC	1,995,343	5,827,333
BP PLC	1,542,293	10,385,023
Cobham PLC (a)	1,698,528	2,932,879
GlaxoSmithKline PLC	198,649	3,859,346
HSBC Holdings PLC	654,000	6,203,875
Johnson Matthey PLC	96,470	4,124,089
Kingfisher PLC	998,111	4,107,383
LivaNova PLC (a)	47,130	4,171,005
Rolls-Royce Holdings PLC	187,570	2,297,421
Royal Dutch Shell PLC Class A	2,397	75,217
Royal Dutch Shell PLC Class B	323,082	10,411,295
Shire PLC	89,624	4,467,687
Standard Chartered PLC	647,794	6,486,591
Travis Perkins PLC	149,165	2,585,525
Vodafone Group PLC Sponsored ADR	236,983	6,592,867

		79,425,457

TOTAL COMMON STOCK (Cost $308,777,277)		358,508,408

TOTAL EQUITIES (Cost $308,777,277)		358,508,408

MUTUAL FUNDS — 2.1%
United States — 2.1%
State Street Navigator Securities Lending Prime Portfolio (d)	7,709,623	7,709,623

	Number of Shares	Value

TOTAL MUTUAL FUNDS (Cost $7,709,623)		$7,709,623

TOTAL LONG-TERM INVESTMENTS (Cost $316,486,900)		366,218,031

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (e)	$7,599,162	7,599,162

TOTAL SHORT-TERM INVESTMENTS (Cost $7,599,162)		7,599,162

TOTAL INVESTMENTS — 102.1% (Cost $324,086,062) (f)		373,817,193

Other Assets/(Liabilities) — (2.1)%		(7,679,693)

NET ASSETS — 100.0%		$366,137,500

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $3,716,073 or 1.01% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $7,334,964 or 2.00% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $7,599,787. Collateralized by U.S. Government Agency obligations with rates ranging from 1.375% – 2.500%, maturity dates ranging from 8/15/23 – 9/23/23, and an aggregate market value, including accrued interest, of $7,755,097.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Basic Materials — 1.9%
Iron & Steel — 0.2%
Cleveland-Cliffs, Inc. (a)	40,199	$279,383

Mining — 1.7%
Rio Tinto PLC Sponsored ADR	37,450	1,929,799

		2,209,182

Communications — 18.9%
Internet — 17.2%
Alibaba Group Holding Ltd. Sponsored ADR (a)	2,323	426,363
Alphabet, Inc. Class C (a)	5,915	6,103,038
Amazon.com, Inc. (a)	3,743	5,417,394
Booking Holdings, Inc. (a)	435	904,970
eBay, Inc. (a)	25,036	1,007,449
Facebook, Inc. Class A (a)	24,288	3,880,979
Okta, Inc. (a)	8,065	321,390
VeriSign, Inc. (a)	11,579	1,372,806
Yandex NV Class A (a)	19,528	770,380

		20,204,769

Media — 0.7%
FactSet Research Systems, Inc.	4,124	822,408

Telecommunications — 1.0%
Cisco Systems, Inc.	26,628	1,142,075

		22,169,252

Consumer, Cyclical — 6.4%
Lodging — 0.9%
Las Vegas Sands Corp.	14,506	1,042,981

Retail — 5.5%
Domino’s Pizza, Inc.	4,453	1,040,043
The Home Depot, Inc.	16,738	2,983,381
O’Reilly Automotive, Inc. (a)	2,733	676,090
The TJX Cos., Inc.	22,149	1,806,472

		6,505,986

		7,548,967

Consumer, Non-cyclical — 14.4%
Biotechnology — 1.7%
Amgen, Inc.	3,204	546,218
Gilead Sciences, Inc.	19,602	1,477,795

		2,024,013

Commercial Services — 5.8%
Experian PLC	20,430	441,328
Gartner, Inc. (a)	6,588	774,880
Global Payments, Inc.	11,275	1,257,388
IHS Markit Ltd. (a)	19,946	962,195
PayPal Holdings, Inc. (a)	17,540	1,330,760

	Number of Shares	Value
S&P Global, Inc.	3,062	$585,026
Worldpay, Inc. Class A (a)	17,146	1,410,087

		6,761,664

Health Care – Products — 2.9%
Danaher Corp.	12,867	1,259,808
Edwards Lifesciences Corp. (a)	9,517	1,327,812
Thermo Fisher Scientific, Inc.	3,742	772,573

		3,360,193

Health Care – Services — 3.1%
Aetna, Inc.	8,696	1,469,624
Anthem, Inc.	5,474	1,202,638
ICON PLC (a)	7,948	938,976

		3,611,238

Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co.	10,014	633,386
McKesson Corp.	3,074	433,034

		1,066,420

		16,823,528

Energy — 4.0%
Oil & Gas — 2.9%
BP PLC Sponsored ADR	27,396	1,110,634
Chevron Corp.	11,271	1,285,345
Pioneer Natural Resources Co.	5,883	1,010,581

		3,406,560

Oil & Gas Services — 1.1%
Baker Hughes a GE Co.	19,152	531,851
Schlumberger Ltd.	11,055	716,143

		1,247,994

		4,654,554

Financial — 12.0%
Banks — 2.7%
Bank of America Corp.	41,798	1,253,522
Citigroup, Inc.	16,500	1,113,750
JP Morgan Chase & Co.	7,421	816,088

		3,183,360

Diversified Financial Services — 8.2%
American Express Co.	16,089	1,500,782
Intercontinental Exchange, Inc.	18,228	1,321,895
Mastercard, Inc. Class A	14,740	2,581,858
TD Ameritrade Holding Corp.	18,697	1,107,423
Visa, Inc. Class A	25,701	3,074,354

		9,586,312

Real Estate Investment Trusts (REITS) — 1.1%
American Tower Corp.	8,848	1,285,968

		14,055,640

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 10.7%
Aerospace & Defense — 0.7%
Raytheon Co.	3,687	$795,728

Electrical Components & Equipment — 1.2%
Emerson Electric Co.	20,222	1,381,163

Electronics — 1.4%
Fortive Corp.	13,831	1,072,179
Honeywell International, Inc.	4,360	630,064

		1,702,243

Machinery – Construction & Mining — 1.8%
Caterpillar, Inc.	14,702	2,166,781

Machinery – Diversified — 3.5%
Cummins, Inc.	8,367	1,356,207
The Middleby Corp. (a)	1,579	195,464
Rockwell Automation, Inc.	8,663	1,509,095
Roper Technologies, Inc.	3,576	1,003,747

		4,064,513

Miscellaneous – Manufacturing — 2.1%
Dover Corp.	13,835	1,358,874
Parker-Hannifin Corp.	6,501	1,111,866

		2,470,740

		12,581,168

Technology — 31.7%
Computers — 7.5%
Apple, Inc.	33,926	5,692,104
Check Point Software Technologies Ltd. (a)	5,139	510,508
International Business Machines Corp.	9,797	1,503,154
NetApp, Inc.	16,703	1,030,408

		8,736,174

Semiconductors — 7.1%
Analog Devices, Inc.	7,473	681,015
Applied Materials, Inc.	29,097	1,618,084
KLA-Tencor Corp.	7,553	823,353
Maxim Integrated Products, Inc.	17,234	1,037,831
QUALCOMM, Inc.	17,502	969,786
Teradyne, Inc.	17,293	790,463
Texas Instruments, Inc.	15,297	1,589,205
Xilinx, Inc.	11,245	812,339

		8,322,076

Software — 17.1%
Adobe Systems, Inc. (a)	7,473	1,614,766
Atlassian Corp. PLC Class A (a)	8,569	462,040
Autodesk, Inc. (a)	5,294	664,821
Electronic Arts, Inc. (a)	6,905	837,162
Fiserv, Inc. (a)	6,814	485,906
Guidewire Software, Inc. (a)	5,594	452,163
Intuit, Inc.	7,400	1,282,790

	Number of Shares	Value
Microsoft Corp.	86,639	$7,907,542
Oracle Corp.	46,223	2,114,702
salesforce.com, Inc. (a)	9,518	1,106,943
ServiceNow, Inc. (a)	5,869	971,026
SS&C Technologies Holdings, Inc	21,545	1,155,674
Workday, Inc. Class A (a)	8,001	1,017,007

		20,072,542

		37,130,792

TOTAL COMMON STOCK (Cost $92,366,338)		117,173,083

TOTAL EQUITIES (Cost $92,366,338)		117,173,083

TOTAL LONG-TERM INVESTMENTS (Cost $92,366,338)		117,173,083

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (b)	$406,371	406,371

TOTAL SHORT-TERM INVESTMENTS (Cost $406,371)		406,371

TOTAL INVESTMENTS — 100.3% (Cost $92,772,709) (c)		117,579,454

Other Assets/(Liabilities) — (0.3)%		(405,926)

NET ASSETS — 100.0%		$117,173,528

Abbreviation Legend

ADR American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $406,404. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $414,736.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.7%

COMMON STOCK — 96.7%
Basic Materials — 2.8%
Chemicals — 1.5%
DowDuPont, Inc.	51,970	$3,311,009

Forest Products & Paper — 1.3%
International Paper Co.	52,730	2,817,364

		6,128,373

Communications — 8.0%
Media — 2.6%
CBS Corp. Class B	31,050	1,595,659
Comcast Corp. Class A	64,530	2,204,990
Thomson Reuters Corp.	15,370	594,051
Viacom, Inc. Class B	46,800	1,453,608

		5,848,308

Telecommunications — 5.4%
Cisco Systems, Inc.	162,580	6,973,056
Nokia OYJ Sponsored ADR	290,900	1,591,223
Verizon Communications, Inc.	69,360	3,316,795

		11,881,074

		17,729,382

Consumer, Cyclical — 7.2%
Home Builders — 0.9%
PulteGroup, Inc.	66,640	1,965,214

Housewares — 0.4%
Newell Brands, Inc.	38,050	969,514

Leisure Time — 0.8%
Norwegian Cruise Line Holdings Ltd. (a)	34,120	1,807,336

Lodging — 1.2%
Hilton Worldwide Holdings, Inc.	33,810	2,662,876

Retail — 3.9%
The Home Depot, Inc.	12,570	2,240,477
L Brands, Inc.	35,550	1,358,365
Qurate Retail Group, Inc. (a)	98,090	2,468,925
The TJX Cos., Inc.	29,900	2,438,644

		8,506,411

		15,911,351

Consumer, Non-cyclical — 16.6%
Agriculture — 2.3%
British American Tobacco PLC	32,140	1,865,764
Philip Morris International, Inc.	31,530	3,134,082

		4,999,846

Commercial Services — 0.5%
Nielsen Holdings PLC	38,720	1,230,909

Cosmetics & Personal Care — 0.8%
Unilever NV NY Shares	30,110	1,697,903

	Number of Shares	Value
Foods — 1.4%
The Kraft Heinz Co.	18,606	$1,158,968
Mondelez International, Inc. Class A	46,520	1,941,279

		3,100,247

Health Care – Products — 2.3%
Medtronic PLC	38,639	3,099,621
Zimmer Biomet Holdings, Inc.	18,710	2,040,138

		5,139,759

Health Care – Services — 1.5%
UnitedHealth Group, Inc.	15,220	3,257,080

Pharmaceuticals — 7.8%
Allergan PLC	14,590	2,455,351
AstraZeneca PLC Sponsored ADR	66,270	2,317,462
Bristol-Myers Squibb Co.	49,630	3,139,097
Eli Lilly & Co.	28,500	2,205,045
Merck & Co., Inc.	78,640	4,283,521
Roche Holding AG	12,511	2,869,522

		17,269,998

		36,695,742

Energy — 9.4%
Oil & Gas — 8.2%
Canadian Natural Resources Ltd.	71,860	2,261,434
Chevron Corp.	42,140	4,805,645
EOG Resources, Inc.	30,680	3,229,684
Exxon Mobil Corp.	33,770	2,519,580
Marathon Oil Corp.	138,354	2,231,650
Occidental Petroleum Corp.	18,260	1,186,170
Pioneer Natural Resources Co.	11,890	2,042,464

		18,276,627

Oil & Gas Services — 1.2%
Halliburton Co.	57,010	2,676,049

		20,952,676

Financial — 29.3%
Banks — 17.8%
Bank of America Corp.	162,750	4,880,872
Citigroup, Inc.	86,770	5,856,975
The Goldman Sachs Group, Inc.	11,080	2,790,609
JP Morgan Chase & Co.	96,200	10,579,114
M&T Bank Corp.	17,470	3,220,769
The PNC Financial Services Group, Inc.	38,690	5,851,476
Wells Fargo & Co.	118,930	6,233,121

		39,412,936

Diversified Financial Services — 3.7%
BlackRock, Inc.	5,580	3,022,798
Invesco Ltd.	76,130	2,436,921
Nasdaq, Inc.	30,840	2,659,025

		8,118,744

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 6.1%
American International Group, Inc.	32,360	$1,761,031
Chubb Ltd.	25,075	3,429,508
Marsh & McLennan Cos., Inc.	31,890	2,633,795
MetLife, Inc.	45,490	2,087,536
Principal Financial Group, Inc.	18,930	1,153,026
Unum Group	20,680	984,575
XL Group Ltd.	29,060	1,605,856

		13,655,327

Real Estate Investment Trusts (REITS) — 1.7%
Brixmor Property Group, Inc.	76,670	1,169,218
Park Hotels & Resorts, Inc.	98,310	2,656,336

		3,825,554

		65,012,561

Industrial — 11.1%
Aerospace & Defense — 1.8%
Triumph Group, Inc.	31,340	789,768
United Technologies Corp.	25,900	3,258,738

		4,048,506

Building Materials — 1.2%
Fortune Brands Home & Security, Inc.	43,340	2,552,293

Electronics — 1.0%
Koninklijke Philips NV Sponsored ADR	58,940	2,257,991

Machinery – Construction & Mining — 1.0%
Caterpillar, Inc.	15,710	2,315,340

Miscellaneous – Manufacturing — 4.0%
3M Co.	9,720	2,133,734
Eaton Corp. PLC	45,420	3,629,512
Ingersoll-Rand PLC	36,740	3,141,638

		8,904,884

Transportation — 2.1%
Schneider National, Inc. Class B	51,390	1,339,223
Union Pacific Corp.	23,980	3,223,632

		4,562,855

		24,641,869

Technology — 9.0%
Computers — 2.4%
Cognizant Technology Solutions Corp. Class A	30,210	2,431,905
NetApp, Inc.	47,770	2,946,931

		5,378,836

Semiconductors — 5.4%
Analog Devices, Inc.	15,900	1,448,967
Intel Corp.	101,590	5,290,807
Maxim Integrated Products, Inc.	42,150	2,538,273
QUALCOMM, Inc.	49,470	2,741,133

		12,019,180

	Number of Shares	Value
Software — 1.2%
Microsoft Corp.	28,880	$2,635,878

		20,033,894

Utilities — 3.3%
Electric — 3.3%
Dominion Energy, Inc.	17,000	1,146,310
Edison International	31,260	1,990,011
Eversource Energy	43,110	2,540,041
NextEra Energy, Inc.	9,990	1,631,667

		7,308,029

TOTAL COMMON STOCK (Cost $163,557,288)		214,413,877

TOTAL EQUITIES (Cost $163,557,288)		214,413,877

TOTAL LONG-TERM INVESTMENTS (Cost $163,557,288)		214,413,877

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (b)	$4,527,829	4,527,829

TOTAL SHORT-TERM INVESTMENTS (Cost $4,527,829)		4,527,829

TOTAL INVESTMENTS — 98.8% (Cost $168,085,117) (c)		218,941,706

Other Assets/(Liabilities) — 1.2%		2,692,511

NET ASSETS — 100.0%		$221,634,217

Abbreviation Legend

ADR American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $4,528,201. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $4,618,647.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Austria — 0.5%
Erste Group Bank AG	23,004	$1,156,930

Brazil — 0.6%
Ambev SA	178,331	1,300,164

Canada — 1.7%
Canadian National Railway Co.	53,469	3,910,188

Cayman Islands — 0.2%
Sands China Ltd.	92,000	499,560

Denmark — 0.7%
Carlsberg A/S Class B	13,307	1,590,172

France — 9.5%
Air Liquide SA	17,397	2,133,211
Danone SA	51,436	4,166,032
Hermes International	851	504,590
Legrand SA	26,220	2,057,887
LVMH Moet Hennessy Louis Vuitton SE	16,094	4,963,212
Pernod Ricard SA	27,324	4,551,752
Schneider Electric SE	38,645	3,399,247

		21,775,931

Germany — 6.1%
Bayer AG Registered	51,905	5,869,059
Brenntag AG	17,093	1,017,227
Deutsche Boerse AG	7,422	1,011,066
Linde AG (a)	13,597	2,862,409
Merck KGaA	16,930	1,624,180
MTU Aero Engines AG	9,677	1,631,178

		14,015,119

Ireland — 4.9%
Accenture PLC Class A	36,376	5,583,716
Medtronic PLC	70,237	5,634,412

		11,218,128

Israel — 1.0%
Check Point Software Technologies Ltd. (a)	22,993	2,284,125

Japan — 1.4%
Hoya Corp.	24,600	1,245,832
Kubota Corp.	118,200	2,083,008

		3,328,840

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV Class O	118,572	722,402

Netherlands — 3.2%
Akzo Nobel NV	35,877	3,391,710
Heineken NV	21,784	2,344,443

	Number of Shares	Value
Schlumberger Ltd.	25,092	$1,625,460

		7,361,613

Republic of Korea — 1.0%
Samsung Electronics Co. Ltd.	962	2,241,803

Spain — 1.1%
Aena SME SA (b)	12,016	2,421,476

Sweden — 2.0%
Essity AB Class B (a)	167,958	4,644,348

Switzerland — 7.7%
Adecco Group AG Registered	21,229	1,512,583
Cie Financiere Richemont SA Registered	26,276	2,360,380
Julius Baer Group Ltd. (a)	22,572	1,389,871
Nestle SA Registered	66,934	5,298,923
Roche Holding AG	14,825	3,400,260
Sonova Holding AG Registered	4,759	756,440
UBS Group AG Registered (a)	177,733	3,129,556

		17,848,013

Thailand — 0.2%
Kasikornbank PCL	81,000	552,778

United Kingdom — 9.0%
Aon PLC	8,042	1,128,534
Aptiv PLC	14,606	1,241,072
Burberry Group PLC	59,102	1,407,465
Compass Group PLC	112,492	2,298,683
Diageo PLC	132,081	4,468,312
Reckitt Benckiser Group PLC	58,433	4,951,550
Sky PLC	29,355	534,479
Whitbread PLC	24,444	1,272,293
WPP PLC	210,151	3,340,141

		20,642,529

United States — 46.5%
3M Co.	17,240	3,784,525
Abbott Laboratories	50,359	3,017,511
American Express Co.	35,144	3,278,232
Amphenol Corp. Class A	14,059	1,210,902
AutoZone, Inc. (a)	1,844	1,196,184
The Bank of New York Mellon Corp.	72,225	3,721,754
Cisco Systems, Inc.	44,628	1,914,095
Cognizant Technology Solutions Corp. Class A	28,554	2,298,597
Colgate-Palmolive Co.	34,492	2,472,387
Comcast Corp. Class A	151,783	5,186,425
The Cooper Cos., Inc.	8,911	2,038,926
Coty, Inc. Class A	188,781	3,454,692
eBay, Inc. (a)	51,771	2,083,265
Franklin Resources, Inc.	44,786	1,553,178
The Goldman Sachs Group, Inc.	9,529	2,399,974
Harley-Davidson, Inc. (c)	19,763	847,437

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Honeywell International, Inc.	38,219	$5,523,028
Johnson & Johnson	6,881	881,800
Kansas City Southern	31,762	3,489,056
Kellogg Co.	33,140	2,154,431
Microchip Technology, Inc. (c)	11,489	1,049,635
Monsanto Co.	19,920	2,324,465
National Oilwell Varco, Inc.	17,228	634,163
NOW, Inc. (a) (c)	10,072	102,936
Omnicom Group, Inc.	16,569	1,204,069
Oracle Corp.	72,294	3,307,451
PayPal Holdings, Inc. (a)	16,440	1,247,303
Praxair, Inc.	6,930	999,999
Sally Beauty Holdings, Inc. (a)	44,599	733,654
State Street Corp.	45,594	4,547,090
Stryker Corp.	29,844	4,802,496
Thermo Fisher Scientific, Inc.	32,490	6,707,885
Time Warner, Inc.	30,148	2,851,398
United Parcel Service, Inc. Class B	33,572	3,513,646
United Technologies Corp.	19,226	2,419,015
Urban Outfitters, Inc. (a)	21,428	791,979
Visa, Inc. Class A	49,028	5,864,729
W.W. Grainger, Inc.	2,913	822,253
The Walt Disney Co.	40,805	4,098,454
Waters Corp. (a)	9,969	1,980,342
Wynn Resorts Ltd.	3,683	671,632
Zimmer Biomet Holdings, Inc.	36,287	3,956,734

		107,137,727

TOTAL COMMON STOCK (Cost $181,039,029)		224,651,846

TOTAL EQUITIES (Cost $181,039,029)		224,651,846

MUTUAL FUNDS — 0.9%
United States — 0.9%
State Street Navigator Securities Lending Prime Portfolio (d)	2,021,290	2,021,290

TOTAL MUTUAL FUNDS (Cost $2,021,290)		2,021,290

TOTAL LONG-TERM INVESTMENTS (Cost $183,060,319)		226,673,136

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (e)	$1,866,013	$1,866,013

TOTAL SHORT-TERM INVESTMENTS (Cost $1,866,013)		1,866,013

TOTAL INVESTMENTS — 99.3% (Cost $184,926,332) (f)		228,539,149

Other Assets/(Liabilities) — 0.7%		1,712,453

NET ASSETS — 100.0%		$230,251,602

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $2,421,476 or 1.05% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $1,979,979 or 0.86% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $1,866,167. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 8/15/23, and an aggregate market value, including accrued interest, of $1,904,123.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth Allocation Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 73.6%
MML Blue Chip Growth Fund, Initial Class (a)	3,925,029	$72,220,535
MML Equity Income Fund, Initial Class (a)	6,375,902	77,849,764
MML Equity Index Fund, Class III (a)	2,636,899	81,005,538
MML Focused Equity Fund, Class II (a)	1,722,760	21,741,235
MML Foreign Fund, Initial Class (a)	6,779,304	74,775,728
MML Fundamental Growth Fund, Class II (a)	2,874,451	38,287,691
MML Fundamental Value Fund, Class II (a)	5,163,227	77,861,462
MML Global Fund, Class I (a)	5,551,488	71,003,536
MML Income & Growth Fund, Initial Class (a)	6,347,035	77,370,361
MML International Equity Fund, Class II (a)	6,113,110	71,401,122
MML Large Cap Growth Fund, Initial Class (a)	2,405,707	25,909,463
MML Mid Cap Growth Fund, Initial Class (a)	4,380,183	73,849,882
MML Mid Cap Value Fund, Initial Class (a)	6,161,662	73,077,307
MML Small Cap Growth Equity Fund, Initial Class (a)	1,152,454	17,748,737
MML Small Company Value Fund, Class II (a)	1,955,526	32,266,185
MML Small/Mid Cap Value Fund, Initial Class (a)	1,940,461	26,448,480
MML Strategic Emerging Markets Fund, Class II (a)	4,371,717	52,067,147
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	280,811	24,211,504
Oppenheimer Global Fund/VA, Non-Service Shares (a)	963,591	45,693,490
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	14,398,706	141,395,289
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	15,144,335	39,223,827
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	650,563	20,310,573

		1,235,718,856

	Number of Shares	Value
Fixed Income Funds — 26.5%
MML Dynamic Bond Fund, Class II (a)	9,266,209	$91,457,481
MML High Yield Fund, Class II (a)	1,335,161	13,271,500
MML Inflation-Protected and Income Fund, Initial Class (a)	6,998,440	70,544,272
MML Managed Bond Fund, Initial Class (a)	11,249,665	137,882,259
MML Short-Duration Bond Fund, Class II (a)	5,187,243	50,419,998
MML Total Return Bond Fund, Class II (a)	8,026,396	82,029,772

		445,605,282

TOTAL MUTUAL FUNDS (Cost $1,587,845,249)		1,681,324,138

TOTAL LONG-TERM INVESTMENTS (Cost $1,587,845,249)		1,681,324,138

TOTAL INVESTMENTS — 100.1% (Cost $1,587,845,249) (b)		1,681,324,138

Other Assets/(Liabilities) — (0.1)%		(1,035,371)

NET ASSETS — 100.0%		$1,680,288,767

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Basic Materials — 2.4%
Chemicals — 2.4%
PPG Industries, Inc.	12,509	$1,396,005
The Sherwin-Williams Co.	4,909	1,924,917

		3,320,922

Communications — 9.7%
Internet — 6.3%
Alphabet, Inc. Class A (a)	4,062	4,212,863
Alphabet, Inc. Class C (a)	2,621	2,704,322
Facebook, Inc. Class A (a)	11,913	1,903,578

		8,820,763

Media — 2.6%
Comcast Corp. Class A	80,433	2,748,395
The Walt Disney Co.	8,413	845,002

		3,593,397

Telecommunications — 0.8%
Cisco Systems, Inc.	27,487	1,178,917

		13,593,077

Consumer, Cyclical — 9.7%
Apparel — 2.5%
LVMH Moet Hennessy Louis Vuitton SE	5,844	1,802,225
NIKE, Inc. Class B	25,350	1,684,254

		3,486,479

Food Services — 0.8%
Aramark	25,943	1,026,305

Housewares — 1.2%
Newell Brands, Inc.	67,004	1,707,262

Retail — 5.2%
Costco Wholesale Corp.	7,705	1,451,853
Dollar Tree, Inc. (a)	9,295	882,095
Ross Stores, Inc.	20,124	1,569,270
Starbucks Corp.	36,468	2,111,133
Tractor Supply Co.	19,804	1,248,048

		7,262,399

		13,482,445

Consumer, Non-cyclical — 23.6%
Beverages — 2.2%
Diageo PLC	34,239	1,158,309
Pernod Ricard SA	11,174	1,861,414

		3,019,723

Biotechnology — 1.1%
Biogen, Inc. (a)	5,596	1,532,297

Cosmetics & Personal Care — 2.7%
Colgate-Palmolive Co.	22,862	1,638,748

	Number of Shares	Value
Coty, Inc. Class A	55,871	$1,022,439
The Estee Lauder Cos., Inc. Class A	7,264	1,087,566

		3,748,753

Foods — 3.0%
Danone SA	23,995	1,943,462
Mondelez International, Inc. Class A	52,612	2,195,499

		4,138,961

Health Care – Products — 8.4%
Abbott Laboratories	20,863	1,250,111
Danaher Corp.	31,769	3,110,503
Medtronic PLC	35,680	2,862,250
Stryker Corp.	5,483	882,324
Thermo Fisher Scientific, Inc.	17,148	3,540,376

		11,645,564

Household Products & Wares — 0.4%
Kimberly-Clark Corp.	5,598	616,508

Pharmaceuticals — 5.8%
Eli Lilly & Co.	23,591	1,825,235
Johnson & Johnson	27,033	3,464,279
McKesson Corp.	9,756	1,374,328
Zoetis, Inc.	17,874	1,492,658

		8,156,500

		32,858,306

Energy — 5.0%
Oil & Gas — 1.8%
EOG Resources, Inc.	24,287	2,556,693

Oil & Gas Services — 1.8%
Schlumberger Ltd.	39,212	2,540,153

Pipelines — 1.4%
Enterprise Products Partners LP (b)	77,398	1,894,703

		6,991,549

Financial — 23.3%
Banks — 12.0%
Bank of America Corp.	150,679	4,518,863
The Goldman Sachs Group, Inc.	11,848	2,984,037
JP Morgan Chase & Co.	51,459	5,658,946
Morgan Stanley	37,476	2,022,205
US Bancorp	29,867	1,508,284

		16,692,335

Diversified Financial Services — 6.7%
BlackRock, Inc.	1,335	723,196
Mastercard, Inc. Class A	15,125	2,649,295
Nasdaq, Inc.	23,251	2,004,701
Visa, Inc. Class A	33,485	4,005,476

		9,382,668

Insurance — 1.1%
Chubb Ltd.	11,464	1,567,931

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Private Equity — 0.8%
The Blackstone Group LP (b)	35,215	$1,125,119

Real Estate Investment Trusts (REITS) — 2.7%
American Tower Corp.	25,551	3,713,583

		32,481,636

Industrial — 8.6%
Aerospace & Defense — 1.3%
United Technologies Corp.	14,568	1,832,946

Electrical Components & Equipment — 1.1%
AMETEK, Inc.	19,336	1,468,956

Electronics — 2.4%
Fortive Corp.	11,560	896,131
Honeywell International, Inc.	17,103	2,471,555

		3,367,686

Engineering & Construction — 0.6%
Fluor Corp.	15,484	885,994

Packaging & Containers — 1.5%
Crown Holdings, Inc. (a)	40,587	2,059,790

Transportation — 1.7%
Canadian National Railway Co.	32,846	2,402,028

		12,017,400

Technology — 16.1%
Computers — 9.5%
Accenture PLC Class A	18,842	2,892,247
Amdocs Ltd.	18,852	1,257,806
Apple, Inc.	9,786	1,641,895
Cognizant Technology Solutions Corp. Class A	45,558	3,667,419
DXC Technology Co.	22,632	2,275,195
Hewlett Packard Enterprise Co.	84,900	1,489,146

		13,223,708

Semiconductors — 3.3%
Broadcom Ltd.	9,686	2,282,506
Texas Instruments, Inc.	22,850	2,373,886

		4,656,392

Software — 3.3%
Adobe Systems, Inc. (a)	7,643	1,651,500
Fidelity National Information Services, Inc.	30,171	2,905,467

		4,556,967

		22,437,067

	Number of Shares	Value
Utilities — 0.5%
Electric — 0.5%
American Electric Power Co., Inc.	10,560	$724,310

TOTAL COMMON STOCK (Cost $90,078,273)		137,906,712

TOTAL EQUITIES (Cost $90,078,273)		137,906,712

TOTAL LONG-TERM INVESTMENTS (Cost $90,078,273)		137,906,712

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement , dated 3/29/18, 0.740%, due 4/02/18 (c)	$1,480,320	1,480,320

TOTAL SHORT-TERM INVESTMENTS (Cost $1,480,320)		1,480,320

TOTAL INVESTMENTS — 100.0% (Cost $91,558,593) (d)		139,387,032

Other Assets/(Liabilities) — 0.0%		66,882

NET ASSETS — 100.0%		$139,453,914

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $1,480,442. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 8/15/23, and an aggregate market value, including accrued interest, of $1,510,338.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Basic Materials — 5.8%
Chemicals — 5.6%
Air Products & Chemicals, Inc.	14,462	$2,299,892
Celanese Corp. Series A	42,512	4,260,127
DowDuPont, Inc.	112,698	7,179,990
LyondellBasell Industries NV Class A	13,992	1,478,675
Versum Materials, Inc.	25,059	942,970

		16,161,654

Mining — 0.2%
Fairmount Santrol Holdings, Inc. (a)	120,752	513,196

		16,674,850

Communications — 4.1%
Media — 1.4%
Comcast Corp. Class A	47,949	1,638,417
Twenty-First Century Fox, Inc. Class A	70,127	2,572,960

		4,211,377

Telecommunications — 2.7%
AT&T, Inc.	72,629	2,589,224
Verizon Communications, Inc.	108,780	5,201,859

		7,791,083

		12,002,460

Consumer, Cyclical — 7.3%
Airlines — 0.5%
Southwest Airlines Co.	27,461	1,572,966

Apparel — 0.4%
Hanesbrands, Inc.	63,576	1,171,070

Auto Parts & Equipment — 0.6%
Adient PLC	26,562	1,587,345

Home Furnishing — 0.6%
Whirlpool Corp.	11,987	1,835,330

Housewares — 0.2%
Newell Brands, Inc.	24,782	631,445

Leisure Time — 1.8%
Carnival Corp.	21,190	1,389,640
Norwegian Cruise Line Holdings Ltd. (a)	29,103	1,541,586
Royal Caribbean Cruises Ltd.	18,194	2,142,162

		5,073,388

Retail — 3.2%
Dollar General Corp.	26,274	2,457,933
Lowe’s Cos., Inc.	27,616	2,423,304
Walmart, Inc.	48,914	4,351,878

		9,233,115

		21,104,659

	Number of Shares	Value
Consumer, Non-cyclical — 20.0%
Agriculture — 3.9%
Altria Group, Inc.	87,238	$5,436,672
Philip Morris International, Inc.	59,236	5,888,058

		11,324,730

Beverages — 0.8%
Coca-Cola European Partners PLC	58,912	2,454,274

Commercial Services — 0.9%
AMERCO	4,761	1,643,021
Nielsen Holdings PLC	31,654	1,006,281

		2,649,302

Foods — 0.6%
Tyson Foods, Inc. Class A	25,546	1,869,712

Health Care – Products — 0.8%
Medtronic PLC	27,909	2,238,860

Health Care – Services — 2.6%
Anthem, Inc.	11,584	2,545,005
Cigna Corp.	13,199	2,214,000
UnitedHealth Group, Inc.	12,325	2,637,550

		7,396,555

Pharmaceuticals — 10.4%
Cardinal Health, Inc.	46,852	2,936,683
CVS Health Corp.	52,662	3,276,103
Express Scripts Holding Co. (a)	22,764	1,572,537
Johnson & Johnson	52,479	6,725,184
Merck & Co., Inc.	79,449	4,327,587
Pfizer, Inc.	195,899	6,952,456
Sanofi ADR	88,272	3,537,942
Teva Pharmaceutical Industries Ltd. Sponsored ADR	42,679	729,384

		30,057,876

		57,991,309

Energy — 12.5%
Oil & Gas — 12.5%
BP PLC Sponsored ADR	191,799	7,775,532
Chevron Corp.	55,301	6,306,526
ConocoPhillips	99,578	5,903,980
Hess Corp.	38,259	1,936,671
Kosmos Energy Ltd. (a)	167,418	1,054,733
Occidental Petroleum Corp.	80,272	5,214,469
Phillips 66	70,807	6,791,807
Vermilion Energy, Inc.	40,193	1,297,430

		36,281,148

Financial — 27.6%
Banks — 16.5%
Bank of America Corp.	351,811	10,550,812
The Bank of New York Mellon Corp.	27,086	1,395,742
Capital One Financial Corp.	16,246	1,556,692

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Citigroup, Inc.	89,473	$6,039,427
JP Morgan Chase & Co.	84,781	9,323,366
KeyCorp	236,769	4,628,834
The PNC Financial Services Group, Inc.	10,731	1,622,956
State Street Corp.	51,978	5,183,766
Wells Fargo & Co.	143,449	7,518,162

		47,819,757

Diversified Financial Services — 5.1%
American Express Co.	73,993	6,902,067
E*TRADE Financial Corp. (a)	42,440	2,351,600
FNF Group	36,645	1,466,533
Navient Corp.	91,375	1,198,840
SLM Corp. (a)	248,217	2,782,513

		14,701,553

Insurance — 4.8%
Berkshire Hathaway, Inc. Class B (a)	11,634	2,320,750
Loews Corp.	115,766	5,757,043
Willis Towers Watson PLC	11,087	1,687,331
XL Group Ltd.	73,418	4,057,079

		13,822,203

Real Estate Investment Trusts (REITS) — 0.6%
HCP, Inc.	70,715	1,642,709

Savings & Loans — 0.6%
New York Community Bancorp, Inc.	136,760	1,781,983

		79,768,205

Industrial — 11.2%
Aerospace & Defense — 4.4%
General Dynamics Corp.	7,202	1,590,922
Raytheon Co.	10,478	2,261,362
Spirit AeroSystems Holdings, Inc. Class A	27,296	2,284,675
United Technologies Corp.	51,591	6,491,179

		12,628,138

Building Materials — 2.7%
Johnson Controls International PLC	164,289	5,789,544
Owens Corning	24,792	1,993,277

		7,782,821

Hand & Machine Tools — 1.6%
Stanley Black & Decker, Inc.	31,413	4,812,472

Miscellaneous – Manufacturing — 1.6%
General Electric Co.	338,479	4,562,697

Transportation — 0.9%
Norfolk Southern Corp.	18,927	2,569,908

		32,356,036

	Number of Shares	Value
Technology — 8.2%
Computers — 2.0%
Hewlett Packard Enterprise Co.	131,698	$2,309,983
International Business Machines Corp.	22,993	3,527,816

		5,837,799

Semiconductors — 3.7%
Broadcom Ltd.	5,477	1,290,655
Microchip Technology, Inc.	27,590	2,520,622
QUALCOMM, Inc.	84,726	4,694,668
Texas Instruments, Inc.	20,363	2,115,512

		10,621,457

Software — 2.5%
Microsoft Corp.	26,820	2,447,862
Oracle Corp.	106,691	4,881,113

		7,328,975

		23,788,231

Utilities — 1.2%
Electric — 1.2%
Entergy Corp.	43,343	3,414,561

TOTAL COMMON STOCK (Cost $273,042,664)		283,381,459

TOTAL EQUITIES (Cost $273,042,664)		283,381,459

TOTAL LONG-TERM INVESTMENTS (Cost $273,042,664)		283,381,459

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (b)	$3,396,328	3,396,328

TOTAL SHORT-TERM INVESTMENTS (Cost $3,396,328)		3,396,328

TOTAL INVESTMENTS — 99.1% (Cost $276,438,992) (c)		286,777,787

Other Assets/(Liabilities) — 0.9%		2,604,179

NET ASSETS — 100.0%		$289,381,966

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $3,396,607. Collateralized by U.S. Government Agency obligations with rates ranging from 0.125% – 2.500%, maturity dates ranging from 8/15/23 – 7/15/24, and an aggregate market value, including accrued interest, of $3,469,043.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.2%

COMMON STOCK — 96.2%
Australia — 2.7%
AMP Ltd.	626,934	$2,415,146
Orica Ltd.	180,111	2,467,471

		4,882,617

Canada — 0.1%
Cenovus Energy, Inc.	30,300	257,997

Cayman Islands — 1.0%
Baidu, Inc. Sponsored ADR (a)	8,380	1,870,332

France — 13.3%
BNP Paribas SA	113,320	8,402,161
Bureau Veritas SA	74,800	1,945,182
Danone SA	23,994	1,943,382
Pernod Ricard SA	7,145	1,190,245
Publicis Groupe SA	57,691	4,019,594
Safran SA	23,470	2,487,141
Sanofi	2,900	233,030
Valeo SA	54,910	3,631,163

		23,851,898

Germany — 18.9%
Allianz SE Registered	35,650	8,056,700
Bayer AG Registered	38,000	4,296,778
Bayerische Motoren Werke AG	74,080	8,039,555
Continental AG	15,555	4,296,680
Daimler AG Registered	110,700	9,406,755

		34,096,468

India — 1.4%
Axis Bank Ltd.	329,102	2,592,822

Indonesia — 1.0%
Bank Mandiri Persero Tbk PT	3,114,700	1,742,093

Ireland — 2.0%
Ryanair Holdings PLC Sponsored ADR (a)	2,115	259,828
Willis Towers Watson PLC	22,419	3,411,947

		3,671,775

Italy — 3.8%
Intesa Sanpaolo SpA	1,858,100	6,776,088

Japan — 4.5%
Olympus Corp.	59,300	2,273,020
Toyota Motor Corp.	89,100	5,807,043

		8,080,063

Mexico — 1.3%
Grupo Televisa SAB Sponsored ADR	141,100	2,251,956

Netherlands — 7.2%
Akzo Nobel NV	7,561	714,796
ASML Holding NV	7,035	1,391,853

	Number of Shares	Value
CNH Industrial NV	431,600	$5,339,730
EXOR NV	61,400	4,386,831
Koninklijke Philips NV	28,015	1,076,617

		12,909,827

Republic of Korea — 0.1%
Samsung Electronics Co. Ltd.	75	174,777

South Africa — 0.9%
Naspers Ltd.	6,455	1,581,195

Sweden — 5.1%
Hennes & Mauritz AB Class B (b)	421,000	6,315,321
SKF AB Class B (b)	107,100	2,189,768
Volvo AB Class B	37,470	684,097

		9,189,186

Switzerland — 10.2%
Cie Financiere Richemont SA Registered	35,140	3,156,636
Credit Suisse Group AG Registered	401,123	6,730,623
Kuehne & Nagel International AG Registered	9,535	1,501,384
LafargeHolcim Ltd. Registered	88,580	4,851,553
Nestle SA Registered	5,470	433,040
The Swatch Group AG	3,950	1,742,838

		18,416,074

Taiwan — 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	45,000	382,456

United Kingdom — 22.5%
Ashtead Group PLC	72,100	1,966,056
Diageo PLC	65,300	2,209,105
Experian PLC	108,700	2,348,133
Ferguson PLC	6,200	466,360
G4S PLC	393,200	1,370,857
Glencore PLC	1,237,900	6,159,548
Liberty Global PLC Series A (a)	39,900	1,249,269
Liberty Global PLC Series C (a)	106,300	3,234,709
Lloyds Banking Group PLC	8,905,000	8,091,971
Meggitt PLC	173,738	1,053,870
Royal Bank of Scotland Group PLC (a)	1,008,100	3,668,663
Schroders PLC	76,100	3,412,664
Smiths Group PLC	71,300	1,516,236
WPP PLC	233,700	3,714,429

		40,461,870

TOTAL COMMON STOCK (Cost $154,815,947)		173,189,494

TOTAL EQUITIES (Cost $154,815,947)		173,189,494

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 3.1%
United States — 3.1%
State Street Navigator Securities Lending Prime Portfolio (c)	5,563,070	$5,563,070

TOTAL MUTUAL FUNDS (Cost $5,563,070)		5,563,070

TOTAL LONG-TERM INVESTMENTS (Cost $160,379,017)		178,752,564

	Principal Amount
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (d)	$4,259,449	4,259,449

TOTAL SHORT-TERM INVESTMENTS (Cost $4,259,449)		4,259,449

TOTAL INVESTMENTS — 101.7% (Cost $164,638,466) (e)		183,012,013

Other Assets/(Liabilities) — (1.7)%		(2,986,215)

NET ASSETS — 100.0%		$180,025,798

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $5,295,744 or 2.94% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $4,259,799. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 8/15/23, and an aggregate market value, including accrued interest, of $4,346,584.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Forward contracts at March 31, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contract to Deliver
CHF	3,574,000	State Street Bank and Trust Co.	09/19/18	$3,804,698	$10,525

Currency Legend

CHF	Swiss Franc

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.7%

COMMON STOCK — 95.7%
Communications — 31.2%
Internet — 25.4%
Alibaba Group Holding Ltd. Sponsored ADR (a)	38,965	$7,151,636
Alphabet, Inc. Class A (a)	3,034	3,146,683
Alphabet, Inc. Class C (a)	3,042	3,138,705
Amazon.com, Inc. (a)	5,452	7,890,898
Facebook, Inc. Class A (a)	40,076	6,403,744

		27,731,666

Media — 1.7%
FactSet Research Systems, Inc.	9,226	1,839,849

Telecommunications — 4.1%
Cisco Systems, Inc.	103,585	4,442,760

		34,014,275

Consumer, Cyclical — 3.5%
Retail — 3.5%
Starbucks Corp.	8,766	507,464
Yum China Holdings, Inc.	33,266	1,380,539
Yum! Brands, Inc.	22,590	1,923,087

		3,811,090

Consumer, Non-cyclical — 25.0%
Beverages — 6.1%
The Coca-Cola Co.	61,522	2,671,900
Monster Beverage Corp. (a)	69,066	3,951,266

		6,623,166

Biotechnology — 4.6%
Amgen, Inc.	10,626	1,811,520
Regeneron Pharmaceuticals, Inc. (a)	9,360	3,223,210

		5,034,730

Commercial Services — 0.8%
Automatic Data Processing, Inc.	7,716	875,612

Cosmetics & Personal Care — 2.8%
Colgate-Palmolive Co.	4,404	315,679
The Procter & Gamble Co.	34,109	2,704,161

		3,019,840

Foods — 3.0%
Danone SA Sponsored ADR	203,923	3,315,788

Health Care – Products — 2.1%
Varian Medical Systems, Inc. (a)	19,080	2,340,162

Pharmaceuticals — 5.6%
Merck & Co., Inc.	18,188	990,701
Novartis AG Sponsored ADR	22,591	1,826,482
Novo Nordisk A/S Sponsored ADR	66,136	3,257,198

		6,074,381

		27,283,679

	Number of Shares	Value
Energy — 3.0%
Oil & Gas Services — 3.0%
Schlumberger Ltd.	50,046	$3,241,980

Financial — 9.9%
Diversified Financial Services — 9.9%
American Express Co.	12,520	1,167,866
SEI Investments Co.	48,044	3,598,976
Visa, Inc. Class A	50,708	6,065,691

		10,832,533

Industrial — 7.0%
Machinery – Diversified — 2.9%
Deere & Co.	19,910	3,092,421

Transportation — 4.1%
Expeditors International of Washington, Inc.	46,324	2,932,309
United Parcel Service, Inc. Class B	14,930	1,562,574

		4,494,883

		7,587,304

Technology — 16.1%
Semiconductors — 2.6%
QUALCOMM, Inc.	52,218	2,893,399

Software — 13.5%
Autodesk, Inc. (a)	33,110	4,157,954
Cerner Corp. (a)	39,131	2,269,598
Microsoft Corp.	35,257	3,217,906
Oracle Corp.	110,457	5,053,408

		14,698,866

		17,592,265

TOTAL COMMON STOCK (Cost $75,673,249)		104,363,126

TOTAL EQUITIES (Cost $75,673,249)		104,363,126

TOTAL LONG-TERM INVESTMENTS (Cost $75,673,249)		104,363,126

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (b)	$2,143,754	2,143,754

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $2,143,754)	$2,143,754

TOTAL INVESTMENTS — 97.7% (Cost $77,817,003) (c)	106,506,880

Other Assets/(Liabilities) — 2.3%	2,482,973

NET ASSETS — 100.0%	$108,989,853

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $2,143,930. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $2,186,788.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Basic Materials — 2.3%
Chemicals — 1.9%
Air Products & Chemicals, Inc. (a)	1,675	$266,375
Albemarle Corp. (a)	867	80,405
CF Industries Holdings, Inc. (a)	1,850	69,800
DowDuPont, Inc. (a)	17,942	1,143,085
Eastman Chemical Co. (a)	1,127	118,989
FMC Corp. (a)	1,063	81,394
International Flavors & Fragrances, Inc. (a)	626	85,706
LyondellBasell Industries NV Class A (a)	2,432	257,014
Monsanto Co. (a)	3,355	391,495
The Mosaic Co. (a)	2,738	66,479
PPG Industries, Inc. (a)	1,896	211,593
Praxair, Inc. (a)	2,226	321,212
The Sherwin-Williams Co. (a)	617	241,938

		3,335,485

Forest Products & Paper — 0.1%
International Paper Co. (a)	3,058	163,389

Iron & Steel — 0.1%
Nucor Corp. (a)	2,526	154,313

Mining — 0.2%
Freeport-McMoRan, Inc. (a) (b)	10,617	186,541
Newmont Mining Corp. (a)	4,239	165,618

		352,159

		4,005,346

Communications — 13.7%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. (a)	3,159	72,752
Omnicom Group, Inc. (a)	1,659	120,559

		193,311

Internet — 8.3%
Alphabet, Inc. Class A (a) (b)	2,290	2,375,051
Alphabet, Inc. Class C (a) (b)	2,349	2,423,675
Amazon.com, Inc. (a) (b)	3,096	4,480,965
Booking Holdings, Inc. (a) (b)	372	773,905
eBay, Inc. (a) (b)	7,367	296,448
Expedia Group, Inc. (a)	976	107,760
F5 Networks, Inc. (a) (b)	495	71,582
Facebook, Inc. Class A (a) (b)	18,281	2,921,121
Netflix, Inc. (a) (b)	3,311	977,904
Symantec Corp. (a)	4,880	126,148
TripAdvisor, Inc. (a) (b)	845	34,552
VeriSign, Inc. (a) (b)	674	79,909

		14,669,020

	Number of Shares	Value
Media — 2.4%
CBS Corp. Class B (a)	2,846	$146,256
Charter Communications, Inc. Class A (a) (b)	1,475	459,049
Comcast Corp. Class A (a)	35,728	1,220,826
Discovery Communications, Inc. Class A (a) (b)	1,248	26,745
Discovery Communications, Inc. Class C (a) (b)	2,276	44,427
DISH Network Corp. Class A (a) (b)	1,796	68,050
News Corp. Class A (a)	3,310	52,298
News Corp. Class B (a)	778	12,526
Time Warner, Inc. (a)	5,953	563,035
Twenty-First Century Fox, Inc. Class A (a)	7,794	285,962
Twenty-First Century Fox, Inc. Class B (a)	3,546	128,968
Viacom, Inc. Class B (a)	2,767	85,943
The Walt Disney Co. (a)	11,563	1,161,388

		4,255,473

Telecommunications — 2.9%
AT&T, Inc. (a)	47,047	1,677,225
CenturyLink, Inc. (a)	7,795	128,072
Cisco Systems, Inc. (a)	37,031	1,588,260
Juniper Networks, Inc. (a)	2,597	63,185
Motorola Solutions, Inc. (a)	1,277	134,468
Verizon Communications, Inc. (a)	31,265	1,495,092

		5,086,302

		24,204,106

Consumer, Cyclical — 8.2%
Airlines — 0.5%
Alaska Air Group, Inc. (a)	929	57,561
American Airlines Group, Inc. (a)	3,197	166,116
Delta Air Lines, Inc. (a)	4,865	266,651
Southwest Airlines Co. (a)	4,344	248,824
United Continental Holdings, Inc. (a) (b)	2,007	139,426

		878,578

Apparel — 0.6%
Hanesbrands, Inc. (a)	2,974	54,781
Michael Kors Holdings Ltd. (a) (b)	1,200	74,496
NIKE, Inc. Class B (a)	9,974	662,672
Ralph Lauren Corp. (a)	411	45,950
Under Armour, Inc. Class A (a) (b)	1,616	26,422
Under Armour, Inc. Class C (a) (b)	1,292	18,540
VF Corp. (a)	2,582	191,378

		1,074,239

Auto Manufacturers — 0.5%
Ford Motor Co. (a)	29,543	327,336

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
General Motors Co. (a)	9,696	$352,353
PACCAR, Inc. (a)	2,760	182,629

		862,318

Auto Parts & Equipment — 0.2%
Aptiv PLC (a)	2,072	176,058
BorgWarner, Inc. (a)	1,559	78,309
The Goodyear Tire & Rubber Co. (a)	1,923	51,113

		305,480

Distribution & Wholesale — 0.2%
Fastenal Co. (a)	2,306	125,885
LKQ Corp. (a) (b)	2,470	93,736
W.W. Grainger, Inc. (a)	406	114,602

		334,223

Home Builders — 0.1%
D.R. Horton, Inc. (a)	2,568	112,581
Lennar Corp. Class A (a)	1,904	112,222
PulteGroup, Inc. (a)	2,142	63,168

		287,971

Home Furnishing — 0.1%
Leggett & Platt, Inc. (a)	967	42,896
Whirlpool Corp. (a)	506	77,474

		120,370

Housewares — 0.1%
Newell Brands, Inc. (a)	3,826	97,487

Leisure Time — 0.3%
Carnival Corp. (a)	3,225	211,495
Harley-Davidson, Inc. (a)	1,334	57,202
Norwegian Cruise Line Holdings Ltd. (a) (b)	1,401	74,211
Royal Caribbean Cruises Ltd. (a)	1,346	158,478

		501,386

Lodging — 0.4%
Hilton Worldwide Holdings, Inc. (a)	1,608	126,646
Marriott International, Inc. Class A (a)	2,295	312,074
MGM Resorts International (a)	4,064	142,321
Wyndham Worldwide Corp. (a)	793	90,743
Wynn Resorts Ltd. (a)	650	118,534

		790,318

Retail — 5.0%
Advance Auto Parts, Inc. (a)	579	68,640
AutoZone, Inc. (a) (b)	217	140,766
Best Buy Co., Inc. (a)	1,971	137,950
CarMax, Inc. (a) (b)	1,488	92,167
Chipotle Mexican Grill, Inc. (a) (b)	190	61,391
Costco Wholesale Corp. (a)	3,334	628,226
Darden Restaurants, Inc. (a)	977	83,289
Dollar General Corp. (a)	1,902	177,932
Dollar Tree, Inc. (a) (b)	1,741	165,221

	Number of Shares	Value
Foot Locker, Inc. (a)	994	$45,267
The Gap, Inc. (a)	1,661	51,823
Genuine Parts Co. (a)	1,135	101,968
The Home Depot, Inc. (a)	8,942	1,593,822
Kohl’s Corp. (a)	1,337	87,587
L Brands, Inc. (a)	1,941	74,166
Lowe’s Cos., Inc. (a)	6,318	554,404
Macy’s, Inc. (a)	2,426	72,149
McDonald’s Corp. (a)	6,118	956,733
Nordstrom, Inc. (a)	995	48,168
O’Reilly Automotive, Inc. (a) (b)	670	165,745
PVH Corp. (a)	535	81,015
Ross Stores, Inc. (a)	2,820	219,904
Starbucks Corp. (a)	10,858	628,570
Tapestry, Inc. (a)	2,258	118,793
Target Corp. (a)	4,191	290,981
Tiffany & Co. (a)	814	79,495
The TJX Cos., Inc. (a)	4,961	404,619
Tractor Supply Co. (a)	1,033	65,100
Ulta Salon Cosmetics & Fragrance, Inc. (a) (b)	465	94,985
Walgreens Boots Alliance, Inc. (a)	6,612	432,888
Walmart, Inc. (a)	11,232	999,311
Yum! Brands, Inc. (a)	2,614	222,530

		8,945,605

Textiles — 0.1%
Mohawk Industries, Inc. (a) (b)	501	116,342

Toys, Games & Hobbies — 0.1%
Hasbro, Inc. (a)	888	74,858
Mattel, Inc. (a)	2,703	35,545

		110,403

		14,424,720

Consumer, Non-cyclical — 21.3%
Agriculture — 1.3%
Altria Group, Inc. (a)	14,590	909,249
Archer-Daniels-Midland Co. (a)	4,424	191,869
Philip Morris International, Inc. (a)	11,914	1,184,251

		2,285,369

Beverages — 1.9%
Brown-Forman Corp. Class B (a)	1,987	108,093
The Coca-Cola Co. (a)	29,581	1,284,703
Constellation Brands, Inc. Class A (a)	1,298	295,840
Dr. Pepper Snapple Group, Inc. (a)	1,263	149,514
Molson Coors Brewing Co. Class B (a)	1,456	109,681
Monster Beverage Corp. (a) (b)	3,248	185,818
PepsiCo, Inc. (a)	10,962	1,196,502

		3,330,151

Biotechnology — 2.1%
Alexion Pharmaceuticals, Inc. (a) (b)	1,761	196,281

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Amgen, Inc. (a)	5,077	$865,527
Biogen, Inc. (a) (b)	1,611	441,124
Celgene Corp. (a) (b)	5,996	534,903
Gilead Sciences, Inc. (a)	9,995	753,523
Illumina, Inc. (a) (b)	1,151	272,119
Incyte Corp. (a) (b)	1,397	116,412
Regeneron Pharmaceuticals, Inc. (a) (b)	607	209,027
Vertex Pharmaceuticals, Inc. (a) (b)	1,994	324,982

		3,713,898

Commercial Services — 1.8%
Automatic Data Processing, Inc. (a)	3,380	383,563
Cintas Corp. (a)	623	106,271
Ecolab, Inc. (a)	2,003	274,551
Equifax, Inc. (a)	966	113,805
Gartner, Inc. (a) (b)	725	85,275
Global Payments, Inc. (a)	1,254	139,846
H&R Block, Inc. (a)	1,648	41,876
IHS Markit Ltd. (a) (b)	2,649	127,788
Moody’s Corp. (a)	1,314	211,948
Nielsen Holdings PLC (a)	2,718	86,405
PayPal Holdings, Inc. (a) (b)	8,613	653,468
Quanta Services, Inc. (a) (b)	1,344	46,166
Robert Half International, Inc. (a)	1,002	58,006
S&P Global, Inc. (a)	1,936	369,892
Total System Services, Inc. (a)	1,202	103,685
United Rentals, Inc. (a) (b)	677	116,938
Verisk Analytics, Inc. (a) (b)	1,151	119,704
The Western Union Co. (a)	3,614	69,497

		3,108,684

Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co. (a)	6,696	479,969
Coty, Inc. Class A (a)	3,719	68,058
The Estee Lauder Cos., Inc. Class A (a)	1,773	265,454
The Procter & Gamble Co. (a)	19,662	1,558,803

		2,372,284

Foods — 1.3%
Campbell Soup Co. (a)	1,341	58,079
Conagra Brands, Inc. (a)	2,916	107,542
General Mills, Inc. (a)	4,260	191,956
The Hershey Co. (a)	1,140	112,814
Hormel Foods Corp. (a)	2,185	74,989
The J.M. Smucker Co. (a)	895	110,989
Kellogg Co. (a)	1,989	129,305
The Kraft Heinz Co. (a)	4,706	293,137
The Kroger Co. (a)	7,021	168,083
McCormick & Co., Inc. (a)	783	83,303
Mondelez International, Inc. Class A (a)	11,395	475,513
Sysco Corp. (a)	3,714	222,691
Tyson Foods, Inc. Class A (a)	2,384	174,485

		2,202,886

	Number of Shares	Value
Health Care – Products — 3.2%
Abbott Laboratories (a)	13,320	$798,134
Align Technology, Inc. (a) (b)	531	133,350
Baxter International, Inc. (a)	3,881	252,420
Becton, Dickinson & Co. (a)	2,015	436,650
Boston Scientific Corp. (a) (b)	10,335	282,352
The Cooper Cos., Inc. (a)	344	78,711
Danaher Corp. (a)	4,674	457,631
DENTSPLY SIRONA, Inc. (a)	1,799	90,508
Edwards Lifesciences Corp. (a) (b)	1,585	221,139
Henry Schein, Inc. (a) (b)	1,262	84,819
Hologic, Inc. (a) (b)	2,239	83,649
IDEXX Laboratories, Inc. (a) (b)	687	131,485
Intuitive Surgical, Inc. (a) (b)	869	358,749
Medtronic PLC (a)	10,366	831,561
ResMed, Inc. (a)	1,112	109,499
Stryker Corp. (a)	2,450	394,254
Thermo Fisher Scientific, Inc. (a)	3,060	631,768
Varian Medical Systems, Inc. (a) (b)	743	91,129
Zimmer Biomet Holdings, Inc. (a)	1,596	174,028

		5,641,836

Health Care – Services — 2.2%
Aetna, Inc. (a)	2,494	421,486
Anthem, Inc. (a)	1,959	430,392
Centene Corp. (a) (b)	1,358	145,129
Cigna Corp. (a)	1,876	314,680
DaVita, Inc. (a) (b)	1,224	80,711
Envision Healthcare Corp. (a) (b)	1,006	38,661
HCA Healthcare, Inc. (a)	2,200	213,400
Humana, Inc. (a)	1,084	291,412
IQVIA Holdings, Inc. (a) (b)	1,056	103,604
Laboratory Corp. of America Holdings (a) (b)	802	129,723
Quest Diagnostics, Inc. (a)	1,080	108,324
UnitedHealth Group, Inc. (a)	7,458	1,596,012
Universal Health Services, Inc. Class B (a)	680	80,519

		3,954,053

Household Products & Wares — 0.3%
Avery Dennison Corp. (a)	690	73,312
Church & Dwight Co., Inc. (a)	1,910	96,188
The Clorox Co. (a)	933	124,192
Kimberly-Clark Corp. (a)	2,645	291,294

		584,986

Pharmaceuticals — 5.9%
AbbVie, Inc. (a)	12,222	1,156,812
Allergan PLC (a)	2,524	424,764
AmerisourceBergen Corp. (a)	1,152	99,314
Bristol-Myers Squibb Co. (a)	12,482	789,487
Cardinal Health, Inc. (a)	2,318	145,292
CVS Health Corp. (a)	7,732	481,008

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Eli Lilly & Co. (a)	7,405	$572,925
Express Scripts Holding Co. (a) (b)	4,242	293,037
Johnson & Johnson (a)	20,641	2,645,144
McKesson Corp. (a)	1,639	230,886
Merck & Co., Inc. (a)	20,950	1,141,146
Mylan NV (a) (b)	4,228	174,067
Nektar Therapeutics (a) (b)	1,216	129,212
Perrigo Co. PLC (a)	1,077	89,757
Pfizer, Inc. (a)	45,761	1,624,058
Zoetis, Inc. (a)	3,827	319,593

		10,316,502

		37,510,649

Energy — 5.6%
Oil & Gas — 4.6%
Anadarko Petroleum Corp. (a)	4,098	247,560
Andeavor (a)	1,150	115,644
Apache Corp. (a)	2,774	106,744
Cabot Oil & Gas Corp. (a)	3,643	87,359
Chevron Corp. (a)	14,585	1,663,273
Cimarex Energy Co. (a)	769	71,902
Concho Resources, Inc. (a) (b)	1,171	176,036
ConocoPhillips (a)	9,118	540,606
Devon Energy Corp. (a)	4,142	131,674
EOG Resources, Inc. (a)	4,513	475,084
EQT Corp. (a)	1,897	90,126
Exxon Mobil Corp. (a)	32,571	2,430,122
Helmerich & Payne, Inc. (a)	913	60,769
Hess Corp. (a)	2,120	107,314
Marathon Oil Corp. (a)	6,174	99,587
Marathon Petroleum Corp. (a)	3,815	278,915
Newfield Exploration Co. (a) (b)	1,266	30,916
Noble Energy, Inc. (a)	3,832	116,110
Occidental Petroleum Corp. (a)	5,827	378,522
Phillips 66 (a)	3,253	312,028
Pioneer Natural Resources Co. (a)	1,341	230,357
Range Resources Corp. (a)	1,772	25,765
Valero Energy Corp. (a)	3,313	307,347

		8,083,760

Oil & Gas Services — 0.7%
Baker Hughes a GE Co. (a)	3,407	94,612
Halliburton Co. (a)	6,534	306,706
National Oilwell Varco, Inc. (a)	2,764	101,743
Schlumberger Ltd. (a)	10,582	685,502
TechnipFMC PLC (a)	3,472	102,250

		1,290,813

Pipelines — 0.3%
Kinder Morgan, Inc. (a)	14,490	218,220
ONEOK, Inc. (a)	3,022	172,012
The Williams Cos., Inc. (a)	6,528	162,286

		552,518

		9,927,091

	Number of Shares	Value
Financial — 18.5%
Banks — 7.8%
Bank of America Corp. (a)	73,293	$2,198,057
The Bank of New York Mellon Corp. (a)	7,787	401,264
BB&T Corp. (a)	6,165	320,827
Capital One Financial Corp. (a)	3,650	349,743
Citigroup, Inc. (a)	19,542	1,319,085
Citizens Financial Group, Inc. (a)	3,898	163,638
Comerica, Inc. (a)	1,384	132,767
Fifth Third Bancorp (a)	5,434	172,530
The Goldman Sachs Group, Inc. (a)	2,680	674,985
Huntington Bancshares, Inc. (a)	7,669	115,802
JP Morgan Chase & Co. (a)	26,188	2,879,894
KeyCorp (a)	8,493	166,038
M&T Bank Corp. (a)	1,152	212,383
Morgan Stanley (a)	10,638	574,026
Northern Trust Corp. (a)	1,691	174,393
The PNC Financial Services Group, Inc. (a)	3,650	552,026
Regions Financial Corp. (a)	8,456	157,112
State Street Corp. (a)	2,800	279,244
SunTrust Banks, Inc. (a)	3,711	252,496
SVB Financial Group (a) (b)	360	86,404
US Bancorp (a)	12,124	612,262
Wells Fargo & Co. (a)	34,063	1,785,242
Zions Bancorp (a)	1,567	82,628

		13,662,846

Diversified Financial Services — 3.8%
Affiliated Managers Group, Inc. (a)	443	83,984
Alliance Data Systems Corp. (a)	373	79,397
American Express Co. (a)	5,486	511,734
Ameriprise Financial, Inc. (a)	1,166	172,498
BlackRock, Inc. (a)	946	512,467
Cboe Global Markets, Inc. (a)	888	101,321
The Charles Schwab Corp. (a)	9,095	474,941
CME Group, Inc. (a)	2,598	420,200
Discover Financial Services (a)	2,819	202,771
E*TRADE Financial Corp. (a) (b)	2,153	119,298
Franklin Resources, Inc. (a)	2,621	90,896
Intercontinental Exchange, Inc. (a)	4,424	320,828
Invesco Ltd. (a)	3,209	102,720
Mastercard, Inc. Class A (a)	7,123	1,247,665
Nasdaq, Inc. (a)	921	79,409
Navient Corp. (a)	2,064	27,080
Raymond James Financial, Inc. (a)	866	77,429
Synchrony Financial (a)	5,759	193,099
T. Rowe Price Group, Inc. (a)	1,910	206,223
Visa, Inc. Class A (a)	13,913	1,664,273

		6,688,233

Insurance — 4.2%
Aflac, Inc. (a)	5,996	262,385

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Allstate Corp. (a)	2,774	$262,975
American International Group, Inc. (a)	7,062	384,314
Aon PLC (a)	1,980	277,853
Arthur J Gallagher & Co. (a)	1,225	84,194
Assurant, Inc. (a)	459	41,957
Berkshire Hathaway, Inc. Class B (a) (b)	14,805	2,953,301
Brighthouse Financial, Inc. (a) (b)	765	39,321
Chubb Ltd. (a)	3,554	486,081
Cincinnati Financial Corp. (a)	1,225	90,969
Everest Re Group Ltd. (a)	314	80,641
The Hartford Financial Services Group, Inc. (a)	2,605	134,210
Lincoln National Corp. (a)	1,739	127,051
Loews Corp. (a)	1,886	93,791
Marsh & McLennan Cos., Inc. (a)	3,879	320,367
MetLife, Inc. (a)	8,046	369,231
Principal Financial Group, Inc. (a)	1,973	120,175
The Progressive Corp. (a)	4,607	280,705
Prudential Financial, Inc. (a)	3,246	336,123
Torchmark Corp. (a)	812	68,346
The Travelers Cos., Inc. (a)	2,075	288,135
Unum Group (a)	1,794	85,412
Willis Towers Watson PLC (a)	1,045	159,039
XL Group Ltd. (a)	1,708	94,384

		7,440,960

Investment Companies — 0.0%
Leucadia National Corp. (a)	2,549	57,939

Real Estate — 0.1%
CBRE Group, Inc. Class A (a) (b)	2,406	113,611

Real Estate Investment Trusts (REITS) — 2.6%
Alexandria Real Estate Equities, Inc. (a)	801	100,037
American Tower Corp. (a)	3,257	473,372
Apartment Investment & Management Co. Class A (a)	1,248	50,856
AvalonBay Communities, Inc. (a)	1,008	165,776
Boston Properties, Inc. (a)	1,105	136,158
Crown Castle International Corp. (a)	3,069	336,393
Digital Realty Trust, Inc. (a)	1,620	170,716
Duke Realty Corp. (a)	2,766	73,244
Equinix, Inc. (a)	608	254,229
Equity Residential (a)	2,686	165,511
Essex Property Trust, Inc. (a)	475	114,323
Extra Space Storage, Inc. (a)	1,011	88,321
Federal Realty Investment Trust (a)	576	66,879
GGP, Inc. (a)	4,979	101,870
HCP, Inc. (a)	3,316	77,031
Host Hotels & Resorts, Inc. (a)	6,006	111,952
Iron Mountain, Inc. (a)	2,212	72,686
Kimco Realty Corp. (a)	3,267	47,045
The Macerich Co. (a)	680	38,094

	Number of Shares	Value
Mid-America Apartment Communities, Inc. (a)	888	$81,021
Prologis, Inc. (a)	4,109	258,826
Public Storage (a)	1,183	237,061
Realty Income Corp. (a)	2,250	116,392
Regency Centers Corp. (a)	1,155	68,122
SBA Communications Corp. (a) (b)	927	158,443
Simon Property Group, Inc. (a)	2,348	362,414
SL Green Realty Corp. (a)	783	75,818
UDR, Inc. (a)	1,703	60,661
Ventas, Inc. (a)	2,847	141,012
Vornado Realty Trust (a)	1,365	91,864
Welltower, Inc. (a)	2,923	159,099
Weyerhaeuser Co. (a)	5,963	208,705

		4,663,931

Savings & Loans — 0.0%
People’s United Financial, Inc. (a)	1,778	33,177

		32,660,697

Industrial — 9.9%
Aerospace & Defense — 2.7%
Arconic, Inc. (a)	3,130	72,115
The Boeing Co. (a)	4,292	1,407,261
General Dynamics Corp. (a)	2,123	468,971
Harris Corp. (a)	952	153,539
L3 Technologies, Inc. (a)	618	128,544
Lockheed Martin Corp. (a)	1,921	649,164
Northrop Grumman Corp. (a)	1,327	463,282
Raytheon Co. (a)	2,204	475,667
Rockwell Collins, Inc. (a)	1,286	173,417
TransDigm Group, Inc. (a)	378	116,023
United Technologies Corp. (a)	5,695	716,545

		4,824,528

Building Materials — 0.4%
Fortune Brands Home & Security, Inc. (a)	1,174	69,137
Johnson Controls International PLC (a)	7,213	254,186
Martin Marietta Materials, Inc. (a)	436	90,383
Masco Corp. (a)	2,226	90,019
Vulcan Materials Co. (a)	1,028	117,367

		621,092

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc. (a)	333	46,350
AMETEK, Inc. (a)	1,827	138,797
Emerson Electric Co. (a)	4,848	331,119

		516,266

Electronics — 1.3%
Agilent Technologies, Inc. (a)	2,534	169,524
Allegion PLC (a)	640	54,586
Amphenol Corp. Class A (a)	2,206	190,003

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Corning, Inc. (a)	6,659	$185,653
FLIR Systems, Inc. (a)	1,108	55,411
Fortive Corp. (a)	2,412	186,978
Garmin Ltd. (a)	872	51,387
Honeywell International, Inc. (a)	5,843	844,372
Mettler-Toledo International, Inc. (a) (b)	189	108,681
PerkinElmer, Inc. (a)	860	65,119
TE Connectivity Ltd. (a)	2,722	271,928
Waters Corp. (a) (b)	587	116,607

		2,300,249

Engineering & Construction — 0.1%
Fluor Corp. (a)	1,022	58,479
Jacobs Engineering Group, Inc. (a)	1,015	60,037

		118,516

Environmental Controls — 0.2%
Republic Services, Inc. (a)	1,662	110,074
Stericycle, Inc. (a) (b)	712	41,674
Waste Management, Inc. (a)	3,161	265,903

		417,651

Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	442	65,213
Stanley Black & Decker, Inc. (a)	1,128	172,809

		238,022

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc. (a)	4,541	669,252

Machinery – Diversified — 0.6%
Cummins, Inc. (a)	1,154	187,052
Deere & Co. (a)	2,436	378,360
Flowserve Corp. (a)	794	34,404
Rockwell Automation, Inc. (a)	1,012	176,290
Roper Technologies, Inc. (a)	807	226,517
Xylem, Inc. (a)	1,448	111,380

		1,114,003

Miscellaneous – Manufacturing — 1.9%
3M Co. (a)	4,569	1,002,987
A.O. Smith Corp. (a)	1,181	75,100
Dover Corp. (a)	1,104	108,435
Eaton Corp. PLC (a)	3,425	273,692
General Electric Co. (a)	66,274	893,373
Illinois Tool Works, Inc. (a)	2,438	381,937
Ingersoll-Rand PLC (a)	1,960	167,600
Parker-Hannifin Corp. (a)	983	168,122
Pentair PLC (a)	1,307	89,046
Textron, Inc. (a)	2,071	122,127

		3,282,419

Packaging & Containers — 0.2%
Ball Corp. (a)	2,766	109,838
Packaging Corp. of America (a)	748	84,300
Sealed Air Corp. (a)	1,481	63,372

	Number of Shares	Value
WestRock Co. (a)	2,001	$128,404

		385,914

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. (a)	317	81,710

Transportation — 1.6%
C.H. Robinson Worldwide, Inc. (a)	990	92,773
CSX Corp. (a)	6,810	379,385
Expeditors International of Washington, Inc. (a)	1,436	90,899
FedEx Corp. (a)	1,886	452,847
J.B. Hunt Transport Services, Inc. (a)	653	76,499
Kansas City Southern (a)	819	89,967
Norfolk Southern Corp. (a)	2,175	295,322
Union Pacific Corp. (a)	6,044	812,495
United Parcel Service, Inc. Class B (a)	5,271	551,663

		2,841,850

		17,411,472

Technology — 15.8%
Computers — 5.6%
Accenture PLC Class A (a)	4,749	728,971
Apple, Inc. (a)	38,993	6,542,246
Cognizant Technology Solutions Corp. Class A (a)	4,478	360,479
CSRA, Inc. (a)	1,196	49,311
DXC Technology Co. (a)	2,251	226,293
Hewlett Packard Enterprise Co. (a)	12,514	219,496
HP, Inc. (a)	12,672	277,770
International Business Machines Corp. (a)	6,606	1,013,559
NetApp, Inc. (a)	2,130	131,400
Seagate Technology PLC (a)	2,272	132,957
Western Digital Corp. (a)	2,335	215,450

		9,897,932

Office & Business Equipment — 0.0%
Xerox Corp. (a)	1,698	48,869

Semiconductors — 4.1%
Advanced Micro Devices, Inc. (a) (b)	6,465	64,973
Analog Devices, Inc. (a)	2,758	251,336
Applied Materials, Inc. (a)	8,070	448,773
Broadcom Ltd. (a)	3,105	731,693
Intel Corp. (a)	35,909	1,870,141
IPG Photonics Corp. (a) (b)	294	68,614
KLA-Tencor Corp. (a)	1,260	137,353
Lam Research Corp. (a)	1,206	245,011
Microchip Technology, Inc. (a)	1,850	169,016
Micron Technology, Inc. (a) (b)	8,990	468,738
NVIDIA Corp. (a)	4,641	1,074,809
Qorvo, Inc. (a) (b)	1,004	70,732
QUALCOMM, Inc. (a)	11,275	624,748
Skyworks Solutions, Inc. (a)	1,450	145,377

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Texas Instruments, Inc. (a)	7,554	$784,785
Xilinx, Inc. (a)	1,984	143,324

		7,299,423

Software — 6.1%
Activision Blizzard, Inc. (a)	5,725	386,209
Adobe Systems, Inc. (a) (b)	3,756	811,596
Akamai Technologies, Inc. (a) (b)	1,357	96,320
ANSYS, Inc. (a) (b)	669	104,826
Autodesk, Inc. (a) (b)	1,630	204,695
CA, Inc. (a)	2,503	84,852
Cadence Design Systems, Inc. (a) (b)	2,199	80,857
Cerner Corp. (a) (b)	2,489	144,362
Citrix Systems, Inc. (a) (b)	1,063	98,646
Electronic Arts, Inc. (a) (b)	2,420	293,401
Fidelity National Information Services, Inc. (a)	2,598	250,187
Fiserv, Inc. (a) (b)	3,236	230,759
Intuit, Inc. (a)	1,928	334,219
Microsoft Corp. (a)	59,244	5,407,200
Oracle Corp. (a)	23,382	1,069,727
Paychex, Inc. (a)	2,529	155,761
Red Hat, Inc. (a) (b)	1,344	200,941
salesforce.com, Inc. (a) (b)	5,224	607,551
Synopsys, Inc. (a) (b)	1,024	85,238
Take-Two Interactive Software, Inc. (a) (b)	827	80,864

		10,728,211

		27,974,435

Utilities — 2.8%
Electric — 2.7%
AES Corp. (a)	5,187	58,976
Alliant Energy Corp. (a)	1,733	70,810
Ameren Corp. (a)	1,885	106,747
American Electric Power Co., Inc. (a)	3,961	271,685
CenterPoint Energy, Inc. (a)	2,934	80,392
CMS Energy Corp. (a)	1,770	80,163
Consolidated Edison, Inc. (a)	2,297	179,028
Dominion Energy, Inc. (a)	4,918	331,621
DTE Energy Co. (a)	1,392	145,325
Duke Energy Corp. (a)	5,417	419,655
Edison International (a)	2,186	139,161
Entergy Corp. (a)	1,411	111,159
Eversource Energy (a)	2,514	148,125
Exelon Corp. (a)	7,254	282,978
FirstEnergy Corp. (a)	3,208	109,104
NextEra Energy, Inc. (a)	3,729	609,058
NRG Energy, Inc. (a)	2,433	74,279
PG&E Corp. (a)	3,904	171,503
Pinnacle West Capital Corp. (a)	653	52,109
PPL Corp. (a)	5,416	153,219
Public Service Enterprise Group, Inc. (a)	3,762	189,003
SCANA Corp. (a)	1,111	41,718

	Number of Shares	Value
Sempra Energy (a)	1,982	$220,438
The Southern Co. (a)	7,960	355,494
WEC Energy Group, Inc. (a)	2,453	153,803
Xcel Energy, Inc. (a)	4,092	186,104

		4,741,657

Gas — 0.0%
NiSource, Inc. (a)	2,737	65,442

Water — 0.1%
American Water Works Co., Inc. (a)	1,417	116,378

		4,923,477

TOTAL COMMON STOCK (Cost $124,646,660)		173,041,993

TOTAL EQUITIES (Cost $124,646,660)		173,041,993

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (c) (d) 5.000% 8/01/49	$359,000	-

TOTAL CORPORATE DEBT (Cost $0)		-

TOTAL BONDS & NOTES (Cost $0)		-

TOTAL PURCHASED OPTIONS (#) — 0.9% (Cost $1,552,465)		1,623,595

TOTAL LONG-TERM INVESTMENTS (Cost $126,199,125)		174,665,588

SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (e)	3,684,263	3,684,263

TOTAL SHORT-TERM INVESTMENTS (Cost $3,684,263)		3,684,263

TOTAL INVESTMENTS — 101.1% (Cost $129,883,388) (f)		178,349,851

Other Assets/(Liabilities) — (1.1)%		(1,927,172)

NET ASSETS — 100.0%		$176,422,679

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities are pledged/held as collateral for written options. (Note 2).
(b)	Non-income producing security.
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Maturity value of $3,684,566. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $3,760,898.
(f)	See Note 3 for aggregate cost for federal tax purposes.

(#)	The Fund had the following open Purchased Options contracts at March 31, 2018:

	Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Put
	92	USD	21,850,000	5/18/18	S&P 500 Index, Strike 2,375	$239,430	$113,988	$(125,442)
	79	USD	19,355,000	5/18/18	S&P 500 Index, Strike 2,450	218,238	158,000	(60,238)
	78	USD	19,305,000	5/18/18	S&P 500 Index, Strike 2,475	213,915	173,472	(40,443)
	80	USD	19,400,000	6/15/18	S&P 500 Index, Strike 2,425	228,200	240,000	11,800
	91	USD	22,295,000	6/15/18	S&P 500 Index, Strike 2,450	231,367	312,130	80,763
	91	USD	22,522,500	6/15/18	S&P 500 Index, Strike 2,475	218,627	312,130	93,503
	75	USD	18,750,000	6/15/18	S&P 500 Index, Strike 2,500	202,688	313,875	111,187

						$1,552,465	$1,623,595	$71,130

The Fund had the following open Written Options contracts at March 31, 2018:

	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call
	72	USD	19,260,000	4/06/18	S&P 500 Index, Strike 2,675	$170,460	$95,040	$75,420
	70	USD	18,900,000	4/13/18	S&P 500 Index, Strike 2,700	206,325	85,400	120,925
	149	USD	39,485,000	4/20/18	S&P 500 Index, Strike 2,650	451,757	587,060	(135,303)
	75	USD	20,250,000	4/20/18	S&P 500 Index, Strike 2,700	389,813	153,000	236,813
	69	USD	18,285,000	5/18/18	S&P 500 Index, Strike 2,650	336,892	462,645	(125,753)
	74	USD	19,795,000	5/18/18	S&P 500 Index, Strike 2,675	361,675	386,946	(25,271)
	71	USD	19,525,000	5/18/18	S&P 500 Index, Strike 2,750	545,529	154,709	390,820
	73	USD	20,440,000	5/18/18	S&P 500 Index, Strike 2,800	430,518	69,131	361,387

						$2,892,969	$1,993,931	$899,038

Currency Legend
USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 92.8%

COMMON STOCK — 92.3%
Basic Materials — 3.0%
Chemicals — 2.6%
Air Products & Chemicals, Inc.	31,000	$4,929,930
Ashland Global Holdings, Inc.	5,000	348,950
RPM International, Inc.	63,000	3,003,210
Valvoline, Inc.	171,000	3,784,230

		12,066,320

Mining — 0.4%
Franco-Nevada Corp.	31,000	2,120,090

		14,186,410

Communications — 3.7%
Internet — 3.4%
Dropbox, Inc. (a)	4,638	144,937
Dropbox, Inc. Class B (LockUp) (a) (b)	50,111	1,565,958
Expedia Group, Inc.	26,000	2,870,660
IAC/InterActiveCorp (a)	33,000	5,160,540
Match Group, Inc. (a) (c)	37,000	1,644,280
Shopify, Inc. Class A (a)	8,000	996,720
Symantec Corp.	98,000	2,533,300
VeriSign, Inc. (a) (c)	3,787	448,987
Zillow Group, Inc. Class A (a)	8,000	432,000
Zillow Group, Inc. Class C (a)	8,000	430,400

		16,227,782

Telecommunications — 0.3%
Maxar Technologies Ltd.	25,000	1,156,250

		17,384,032

Consumer, Cyclical — 16.0%
Airlines — 0.6%
United Continental Holdings, Inc. (a)	39,000	2,709,330

Auto Manufacturers — 0.2%
Ferrari NV (c)	8,000	964,160

Auto Parts & Equipment — 0.4%
Aptiv PLC	22,000	1,869,340

Distribution & Wholesale — 1.6%
HD Supply Holdings, Inc. (a)	108,000	4,097,520
KAR Auction Services, Inc.	62,000	3,360,400

		7,457,920

Entertainment — 0.8%
Vail Resorts, Inc.	17,000	3,768,900

Food Services — 0.6%
Aramark	75,000	2,967,000

Leisure Time — 1.9%
Norwegian Cruise Line Holdings Ltd. (a)	131,000	6,939,070
Royal Caribbean Cruises Ltd.	15,000	1,766,100

		8,705,170

	Number of Shares	Value
Lodging — 2.1%
Marriott International, Inc. Class A	46,000	$6,255,080
MGM Resorts International	110,000	3,852,200

		10,107,280

Retail — 7.8%
Burlington Stores, Inc. (a)	23,000	3,062,450
CarMax, Inc. (a)	51,000	3,158,940
Casey’s General Stores, Inc.	25,000	2,744,250
Dollar General Corp.	85,000	7,951,750
Dunkin’ Brands Group, Inc. (c)	41,000	2,447,290
The Michaels Cos., Inc. (a)	60,000	1,182,600
O’Reilly Automotive, Inc. (a)	15,000	3,710,700
PVH Corp.	12,000	1,817,160
Tapestry, Inc.	177,000	9,311,970
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,000	1,634,160

		37,021,270

		75,570,370

Consumer, Non-cyclical — 24.0%
Biotechnology — 1.7%
Alnylam Pharmaceuticals, Inc. (a)	27,000	3,215,700
Illumina, Inc. (a)	6,000	1,418,520
Incyte Corp. (a)	19,000	1,583,270
Sage Therapeutics, Inc. (a)	3,025	487,237
Seattle Genetics, Inc. (a)	28,000	1,465,520

		8,170,247

Commercial Services — 8.7%
CoreLogic, Inc. (a)	78,000	3,527,940
CoStar Group, Inc. (a)	8,200	2,973,976
Equifax, Inc.	12,000	1,413,720
FleetCor Technologies, Inc. (a)	15,000	3,037,500
Gartner, Inc. (a)	15,000	1,764,300
Global Payments, Inc.	50,000	5,576,000
IHS Markit Ltd. (a)	58,000	2,797,920
MarketAxess Holdings, Inc.	7,000	1,522,080
ServiceMaster Global Holdings, Inc. (a)	59,606	3,030,965
TransUnion (a)	65,000	3,690,700
Verisk Analytics, Inc. (a)	47,000	4,888,000
WeWork Companies, Inc. Class A (a) (b) (d)	8,764	401,829
Worldpay, Inc. Class A (a)	77,000	6,332,480

		40,957,410

Foods — 1.3%
Conagra Brands, Inc.	55,000	2,028,400
Sprouts Farmers Market, Inc. (a)	86,000	2,018,420
TreeHouse Foods, Inc. (a)	51,000	1,951,770

		5,998,590

Health Care – Products — 7.3%
Bruker Corp.	154,500	4,622,640

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Cooper Cos., Inc.	33,000	$7,550,730
DENTSPLY SIRONA, Inc.	18,000	905,580
Hologic, Inc. (a)	191,000	7,135,760
IDEXX Laboratories, Inc. (a)	6,000	1,148,340
Teleflex, Inc.	43,000	10,964,140
West Pharmaceutical Services, Inc.	23,000	2,030,670

		34,357,860

Health Care – Services — 2.5%
Acadia Healthcare Co., Inc. (a) (c)	54,000	2,115,720
Envision Healthcare Corp. (a)	100,232	3,851,916
IQVIA Holdings, Inc. (a)	26,000	2,550,860
MEDNAX, Inc. (a)	57,000	3,170,910

		11,689,406

Pharmaceuticals — 2.5%
Alkermes PLC (a)	89,000	5,158,440
Catalent, Inc. (a)	93,000	3,818,580
DexCom, Inc. (a) (c)	27,000	2,002,320
TESARO, Inc. (a) (c)	5,000	285,700
Zoetis, Inc.	9,598	801,529

		12,066,569

		113,240,082

Energy — 1.3%
Oil & Gas — 1.3%
ARC Resources Ltd. (c)	82,000	893,608
Centennial Resource Development, Inc. (a) (b)	36,204	664,343
Centennial Resource Development, Inc. Class A (a) (c)	42,796	785,307
Concho Resources, Inc. (a)	23,000	3,457,590
Venture Global LNG (a) (b) (d)	165	498,300

		6,299,148

Financial — 7.9%
Banks — 0.8%
Fifth Third Bancorp	76,000	2,413,000
Webster Financial Corp.	24,000	1,329,600

		3,742,600

Diversified Financial Services — 4.2%
Cboe Global Markets, Inc.	39,000	4,449,900
FNF Group	163,000	6,523,260
SLM Corp. (a)	136,000	1,524,560
TD Ameritrade Holding Corp.	128,000	7,581,440

		20,079,160

Insurance — 2.9%
Axis Capital Holdings Ltd.	394	22,683
The Progressive Corp.	108,000	6,580,440
Willis Towers Watson PLC	46,000	7,000,740

		13,603,863

		37,425,623

	Number of Shares	Value
Industrial — 21.5%
Aerospace & Defense — 1.6%
Harris Corp.	46,000	$7,418,880

Building Materials — 0.5%
Martin Marietta Materials, Inc.	12,000	2,487,600

Electrical Components & Equipment — 0.4%
Acuity Brands, Inc.	12,000	1,670,280

Electronics — 8.2%
ADT, Inc.	89,000	705,770
Agilent Technologies, Inc.	108,000	7,225,200
Allegion PLC	46,000	3,923,340
Coherent, Inc. (a)	9,000	1,686,600
Corning, Inc.	126,000	3,512,880
Fortive Corp.	58,000	4,496,160
Keysight Technologies, Inc. (a)	157,000	8,225,230
National Instruments Corp.	32,000	1,618,240
Sensata Technologies Holding PLC (a)	146,000	7,567,180

		38,960,600

Environmental Controls — 1.0%
Waste Connections, Inc.	69,000	4,950,060

Machinery – Construction & Mining — 0.4%
BWX Technologies, Inc.	28,000	1,778,840

Machinery – Diversified — 4.7%
Gardner Denver Holdings, Inc. (a)	52,000	1,595,360
IDEX Corp.	54,000	7,695,540
Roper Technologies, Inc.	30,000	8,420,700
Xylem, Inc.	57,000	4,384,440

		22,096,040

Miscellaneous – Manufacturing — 2.7%
Colfax Corp. (a)	77,000	2,456,300
Textron, Inc.	176,000	10,378,720

		12,835,020

Packaging & Containers — 1.2%
Ardagh Group SA	9,000	168,120
Ball Corp.	139,000	5,519,690

		5,687,810

Transportation — 0.8%
J.B. Hunt Transport Services, Inc.	8,000	937,200
Kansas City Southern	27,000	2,965,950

		3,903,150

		101,788,280

Technology — 14.0%
Computers — 0.8%
CSRA, Inc.	97,000	3,999,310

Semiconductors — 4.9%
Marvell Technology Group Ltd.	167,000	3,507,000
Maxim Integrated Products, Inc.	39,000	2,348,580
Microchip Technology, Inc. (c)	105,000	9,592,800

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Microsemi Corp. (a)	27,000	$1,747,440
Qorvo, Inc. (a)	15,000	1,056,750
Xilinx, Inc.	65,000	4,695,600

		22,948,170

Software — 8.3%
athenahealth, Inc. (a)	7,000	1,001,210
Atlassian Corp. PLC Class A (a)	56,000	3,019,520
Black Knight, Inc. (a)	71,000	3,344,100
CDK Global, Inc.	36,000	2,280,240
Electronic Arts, Inc. (a)	15,000	1,818,600
Fidelity National Information Services, Inc.	27,000	2,600,100
Fiserv, Inc. (a)	77,000	5,490,870
Guidewire Software, Inc. (a)	19,000	1,535,770
MSCI, Inc.	4,000	597,880
Red Hat, Inc. (a)	31,000	4,634,810
ServiceNow, Inc. (a)	6,000	992,700
Splunk, Inc. (a)	12,000	1,180,680
SS&C Technologies Holdings, Inc	47,000	2,521,080
Tableau Software, Inc. Class A (a)	28,000	2,262,960
Veeva Systems, Inc. Class A (a)	19,000	1,387,380
Workday, Inc. Class A (a)	35,000	4,448,850

		39,116,750

		66,064,230

Utilities — 0.9%
Electric — 0.6%
Sempra Energy	23,000	2,558,060

Gas — 0.3%
Atmos Energy Corp.	19,001	1,600,560

		4,158,620

TOTAL COMMON STOCK (Cost $298,349,115)		436,116,795

PREFERRED STOCK — 0.5%
Communications — 0.1%
Internet — 0.1%
Roofoods Ltd. Series F (a) (b) (d)	1,915	677,088

Consumer, Non-cyclical — 0.4%
Commercial Services — 0.4%
WeWork Companies, Inc. Series D 1 (a) (b) (d)	22,197	1,017,732
WeWork Companies, Inc. Series D 2 (a) (b) (d)	17,440	799,624

		1,817,356

TOTAL PREFERRED STOCK (Cost $1,337,090)		2,494,444

TOTAL EQUITIES (Cost $299,686,205)		438,611,239

	Number of Shares	Value
MUTUAL FUNDS — 5.9%
Diversified Financial Services — 5.9%
State Street Navigator Securities Lending Prime Portfolio (e)	19,060,962	$19,060,962
T. Rowe Price Government Reserve Investment Fund	8,580,211	8,580,211

		27,641,173

TOTAL MUTUAL FUNDS (Cost $27,641,173)		27,641,173

TOTAL LONG-TERM INVESTMENTS (Cost $327,327,378)		466,252,412

	Principal Amount
SHORT-TERM INVESTMENTS — 5.4%
Repurchase Agreement — 5.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (f)	$25,701,274	25,701,274

TOTAL SHORT-TERM INVESTMENTS (Cost $25,701,274)		25,701,274

TOTAL INVESTMENTS — 104.1% (Cost $353,028,652) (g)		491,953,686

Other Assets/(Liabilities) — (4.1)%		(19,356,585)

NET ASSETS — 100.0%		$472,597,101

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $5,624,874 or 1.19% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $18,638,951 or 3.94% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Investment was valued using significant unobservable inputs.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $25,703,388. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $26,217,891.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 96.8%
Consumer, Cyclical — 7.8%
Airlines — 0.9%
Southwest Airlines Co.	75,146	$4,304,363

Auto Manufacturers — 1.4%
Honda Motor Co. Ltd. Sponsored ADR	120,935	4,200,073
PACCAR, Inc.	35,402	2,342,550

		6,542,623

Auto Parts & Equipment — 0.3%
Aptiv PLC	14,418	1,225,097

Home Builders — 0.7%
PulteGroup, Inc.	110,036	3,244,961

Leisure Time — 0.5%
Carnival Corp.	31,803	2,085,641

Retail — 4.0%
Advance Auto Parts, Inc.	45,546	5,399,479
Genuine Parts Co.	35,936	3,228,490
MSC Industrial Direct Co., Inc. Class A	61,200	5,612,652
Target Corp.	58,405	4,055,059

		18,295,680

		35,698,365

Consumer, Non-cyclical — 21.7%
Beverages — 0.9%
Dr. Pepper Snapple Group, Inc.	11,198	1,325,619
Molson Coors Brewing Co. Class B	40,259	3,032,711

		4,358,330

Foods — 10.5%
Conagra Brands, Inc.	247,233	9,117,953
General Mills, Inc.	140,803	6,344,583
The J.M. Smucker Co.	35,370	4,386,234
Kellogg Co.	108,567	7,057,941
Mondelez International, Inc. Class A	164,205	6,852,275
Orkla ASA	440,301	4,733,171
Sysco Corp.	117,147	7,024,134
US Foods Holding Corp. (a)	78,054	2,557,829

		48,074,120

Health Care – Products — 4.7%
Henry Schein, Inc. (a)	47,021	3,160,281
Siemens Healthineers AG (a) (b)	56,727	2,331,311
STERIS PLC	46,871	4,375,877
Zimmer Biomet Holdings, Inc.	109,474	11,937,045

		21,804,514

Health Care – Services — 2.9%
HCA Healthcare, Inc.	34,909	3,386,173

	Number of Shares	Value
LifePoint Health, Inc. (a)	118,151	$5,553,097
Quest Diagnostics, Inc.	43,628	4,375,888

		13,315,158

Pharmaceuticals — 2.7%
Cardinal Health, Inc.	83,277	5,219,802
Express Scripts Holding Co. (a)	44,372	3,065,218
McKesson Corp.	27,827	3,919,990

		12,205,010

		99,757,132

Energy — 12.3%
Oil & Gas — 8.7%
Anadarko Petroleum Corp.	68,019	4,109,028
Cimarex Energy Co.	41,562	3,886,047
Devon Energy Corp.	168,421	5,354,104
EQT Corp.	135,510	6,438,080
Helmerich & Payne, Inc.	13,692	911,339
Imperial Oil Ltd.	217,356	5,756,345
Marathon Petroleum Corp.	45,321	3,313,418
Noble Energy, Inc.	193,020	5,848,506
Occidental Petroleum Corp.	68,676	4,461,193

		40,078,060

Oil & Gas Services — 3.0%
Baker Hughes a GE Co.	210,819	5,854,444
Halliburton Co.	38,485	1,806,486
National Oilwell Varco, Inc.	163,435	6,016,042

		13,676,972

Pipelines — 0.6%
Spectra Energy Partners LP (c)	83,591	2,812,001

		56,567,033

Financial — 25.6%
Banks — 11.4%
Bank of Hawaii Corp.	59,885	4,976,444
BB&T Corp.	168,528	8,770,197
Comerica, Inc.	14,787	1,418,517
Commerce Bancshares, Inc.	84,175	5,042,924
M&T Bank Corp.	35,358	6,518,601
Northern Trust Corp.	108,345	11,173,620
The PNC Financial Services Group, Inc.	15,223	2,302,327
SunTrust Banks, Inc.	69,752	4,745,926
UMB Financial Corp.	34,646	2,508,024
Westamerica Bancorp.	82,203	4,774,350

		52,230,930

Diversified Financial Services — 3.6%
Ameriprise Financial, Inc.	36,984	5,471,413
Invesco Ltd.	279,914	8,960,047
T. Rowe Price Group, Inc.	16,920	1,826,853

		16,258,313

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 5.3%
Aflac, Inc.	74,426	$3,256,882
Arthur J Gallagher & Co.	50,884	3,497,257
Brown & Brown, Inc.	93,002	2,365,971
Chubb Ltd.	45,444	6,215,376
ProAssurance Corp.	36,336	1,764,113
Reinsurance Group of America, Inc.	23,655	3,642,870
Torchmark Corp.	18,742	1,577,514
The Travelers Cos., Inc.	10,003	1,389,016
Unum Group	16,944	806,704

		24,515,703

Real Estate Investment Trusts (REITS) — 4.5%
American Tower Corp.	23,376	3,397,468
Empire State Realty Trust, Inc. Class A	86,617	1,454,299
MGM Growth Properties LLC Class A	119,550	3,172,857
Piedmont Office Realty Trust, Inc. Class A	179,283	3,153,588
Weyerhaeuser Co.	275,281	9,634,835

		20,813,047

Savings & Loans — 0.8%
Capitol Federal Financial, Inc.	292,932	3,617,710

		117,435,703

Industrial — 18.8%
Building Materials — 2.4%
Johnson Controls International PLC	313,665	11,053,555

Electrical Components & Equipment — 2.8%
Emerson Electric Co.	84,100	5,744,030
Hubbell, Inc.	59,475	7,242,865

		12,986,895

Electronics — 2.2%
Keysight Technologies, Inc. (a)	115,537	6,052,984
TE Connectivity Ltd.	38,867	3,882,813

		9,935,797

Environmental Controls — 0.7%
Republic Services, Inc.	45,400	3,006,842

Machinery – Diversified — 0.6%
Cummins, Inc.	17,625	2,856,836

Miscellaneous – Manufacturing — 3.7%
Eaton Corp. PLC	55,240	4,414,228
IMI PLC	172,898	2,624,327
Ingersoll-Rand PLC	43,158	3,690,441
Parker-Hannifin Corp.	5,968	1,020,707
Textron, Inc.	89,178	5,258,827

		17,008,530

Packaging & Containers — 5.0%
Bemis Co., Inc.	74,740	3,252,685
Graphic Packaging Holding Co.	420,829	6,459,725

	Number of Shares	Value
Sonoco Products Co.	102,540	$4,973,190
WestRock Co.	131,241	8,421,735

		23,107,335

Transportation — 1.4%
Heartland Express, Inc.	218,974	3,939,342
Norfolk Southern Corp.	17,213	2,337,181

		6,276,523

		86,232,313

Technology — 4.4%
Computers — 0.5%
HP, Inc.	108,195	2,371,634

Semiconductors — 3.9%
Applied Materials, Inc.	70,423	3,916,223
Maxim Integrated Products, Inc.	95,231	5,734,811
Microchip Technology, Inc.	33,168	3,030,229
Teradyne, Inc.	106,823	4,882,879

		17,564,142

		19,935,776

Utilities — 6.2%
Electric — 5.0%
Ameren Corp.	30,068	1,702,751
Edison International	66,163	4,211,937
Eversource Energy	37,486	2,208,675
NorthWestern Corp.	84,619	4,552,502
Pinnacle West Capital Corp.	42,673	3,405,305
Xcel Energy, Inc.	145,845	6,633,031

		22,714,201

Gas — 1.2%
Atmos Energy Corp.	27,996	2,358,383
Spire, Inc.	46,526	3,363,902

		5,722,285

		28,436,486

TOTAL COMMON STOCK (Cost $403,131,811)		444,062,808

TOTAL EQUITIES (Cost $403,131,811)		444,062,808

MUTUAL FUNDS — 1.2%
Diversified Financial Services — 1.2%
iShares Russell Mid-Cap Value ETF	66,595	5,755,806

		5,755,806

TOTAL MUTUAL FUNDS (Cost $6,025,031)		5,755,806

TOTAL LONG-TERM INVESTMENTS (Cost $409,156,842)		449,818,614

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (d)	$7,844,575	$7,844,575

TOTAL SHORT-TERM INVESTMENTS (Cost $7,844,575)		7,844,575

TOTAL INVESTMENTS — 99.7% (Cost $417,001,417) (e)		457,663,189

Other Assets/(Liabilities) — 0.3%		1,170,996

NET ASSETS — 100.0%		$458,834,185

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $2,331,311 or 0.51% of net assets.
(c)	Security is a Master Limited Partnership.
(d)	Maturity value of $7,845,220. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 8/15/23, and an aggregate market value, including accrued interest, of $8,005,292.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Forward contracts at March 31, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
JPY	16,180,618	Credit Suisse International	06/29/18	$155,030	$(2,075)

NOK	1,014,580	JP Morgan Chase Bank N.A.	06/29/18	132,518	(2,732)

CAD	179,210	Morgan Stanley & Co. LLC	06/29/18	139,896	(566)
GBP	58,785	Morgan Stanley & Co. LLC	06/29/18	83,470	(695)

				223,366	(1,261)

				$510,914	$(6,068)

Contracts to Deliver
JPY	283,355,989	Credit Suisse International	06/29/18	$2,683,341	$4,790

NOK	33,008,772	JP Morgan Chase Bank N.A.	06/29/18	4,273,976	51,454

CAD	6,566,107	Morgan Stanley & Co. LLC	06/29/18	5,076,856	(28,083)
GBP	1,632,762	Morgan Stanley & Co. LLC	06/29/18	2,308,448	9,369

				7,385,304	(18,714)

EUR	1,570,218	UBS AG	06/29/18	1,962,783	18,280

				$16,305,404	$55,810

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone

The accompanying notes are an integral part of the portfolio of investments.

MML Moderate Allocation Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 58.6%
MML Blue Chip Growth Fund, Initial Class (a)	4,449,931	$81,878,724
MML Equity Income Fund, Initial Class (a)	7,380,177	90,111,964
MML Equity Index Fund, Class III (a)	2,983,088	91,640,467
MML Focused Equity Fund, Class II (a)	1,816,806	22,928,089
MML Foreign Fund, Initial Class (a)	7,563,398	83,424,281
MML Fundamental Growth Fund, Class II (a)	3,651,577	48,639,009
MML Fundamental Value Fund, Class II (a)	5,976,061	90,119,007
MML Global Fund, Class I (a)	6,525,993	83,467,446
MML Income & Growth Fund, Initial Class (a)	7,309,050	89,097,322
MML International Equity Fund, Class II (a)	6,582,363	76,882,000
MML Large Cap Growth Fund, Initial Class (a)	2,660,303	28,651,465
MML Mid Cap Growth Fund, Initial Class (a)	4,574,203	77,121,066
MML Mid Cap Value Fund, Initial Class (a)	6,854,034	81,288,839
MML Small Cap Growth Equity Fund, Initial Class (a)	1,337,840	20,603,830
MML Small Company Value Fund, Class II (a)	2,231,031	36,812,010
MML Small/Mid Cap Value Fund, Initial Class (a)	1,645,602	22,429,556
MML Strategic Emerging Markets Fund, Class II (a)	4,195,101	49,963,653
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	282,963	24,397,071
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,114,228	52,836,710
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	18,762,584	184,248,579
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	16,621,229	43,048,982
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	450,762	14,072,785

		1,393,662,855

	Number of Shares	Value
Fixed Income Funds — 41.5%
MML Dynamic Bond Fund, Class II (a)	22,447,197	$221,553,834
MML High Yield Fund, Class II (a)	5,094,088	50,635,232
MML Inflation-Protected and Income Fund, Initial Class (a)	7,747,709	78,096,903
MML Managed Bond Fund, Initial Class (a)	26,994,757	330,863,025
MML Short-Duration Bond Fund, Class II (a)	10,549,372	102,539,898
MML Total Return Bond Fund, Class II (a)	19,780,247	202,154,126

		985,843,018

TOTAL MUTUAL FUNDS (Cost $2,312,233,132)		2,379,505,873

TOTAL LONG-TERM INVESTMENTS (Cost $2,312,233,132)		2,379,505,873

TOTAL INVESTMENTS — 100.1% (Cost $2,312,233,132) (b)		2,379,505,873

Other Assets/(Liabilities) — (0.1)%		(1,716,754)

NET ASSETS — 100.0%		$2,377,789,119

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 97.9%
Basic Materials — 4.9%
Chemicals — 3.7%
Ferro Corp. (a)	115,336	$2,678,101
Ingevity Corp. (a)	13,857	1,021,122
Methanex Corp.	18,210	1,104,437
Minerals Technologies, Inc.	15,346	1,027,415
Orion Engineered Carbons SA	42,005	1,138,335
PolyOne Corp.	19,565	831,904

		7,801,314

Iron & Steel — 1.2%
Carpenter Technology Corp.	57,413	2,533,061

		10,334,375

Communications — 9.7%
Internet — 7.0%
DraftKings Inc. (a) (b) (c)	78,904	104,942
Dropbox, Inc. Class B (Lockup) (a) (c)	3,294	102,938
GoDaddy, Inc. Class A (a)	23,148	1,421,750
GrubHub, Inc. (a) (d)	8,262	838,345
Mimecast Ltd. (a)	50,872	1,802,395
Okta, Inc. (a)	39,384	1,569,452
Proofpoint, Inc. (a)	7,074	803,960
Shutterfly, Inc. (a)	18,891	1,534,894
The Trade Desk, Inc. Class A (a) (d)	21,028	1,043,409
Veracode, Inc. (Escrow Shares) (a) (b) (c)	10,688	42,966
Wayfair, Inc. Class A (a) (d)	13,388	904,092
Wix.com Ltd. (a)	29,070	2,312,519
Zendesk, Inc. (a)	47,860	2,291,058
Zillow Group, Inc. Class C (a)	1,013	54,499

		14,827,219

Media — 0.7%
The New York Times Co. Class A	63,438	1,528,856

Telecommunications — 2.0%
Acacia Communications, Inc. (a) (d)	16,365	629,398
Ciena Corp. (a)	51,008	1,321,107
Oclaro, Inc. (a)	91,770	877,321
Vonage Holdings Corp. (a)	141,833	1,510,522

		4,338,348

		20,694,423

Consumer, Cyclical — 14.6%
Airlines — 1.0%
JetBlue Airways Corp. (a)	73,044	1,484,254
Spirit Airlines, Inc. (a)	16,206	612,263

		2,096,517

Apparel — 2.6%
Carter’s, Inc.	13,420	1,397,022

	Number of Shares	Value
Deckers Outdoor Corp. (a)	9,654	$869,149
Oxford Industries, Inc.	6,341	472,785
Skechers U.S.A., Inc. Class A (a)	36,067	1,402,646
Under Armour, Inc. Class A (a) (d)	23,151	378,519
Under Armour, Inc. Class C (a) (d)	65,995	947,028

		5,467,149

Auto Manufacturers — 0.0%
Wabash National Corp.	1,465	30,487

Auto Parts & Equipment — 0.7%
Cooper Tire & Rubber Co.	15,987	468,419
Tenneco, Inc.	17,641	967,962

		1,436,381

Entertainment — 1.3%
Cinemark Holdings, Inc.	32,556	1,226,384
Marriott Vacations Worldwide Corp.	11,209	1,493,039

		2,719,423

Home Builders — 1.0%
TRI Pointe Group, Inc. (a)	133,030	2,185,683

Leisure Time — 2.4%
Acushnet Holdings Corp. (d)	48,763	1,125,937
Lindblad Expeditions Holdings, Inc. (a)	90,584	930,298
Planet Fitness, Inc. Class A (a)	78,934	2,981,337

		5,037,572

Lodging — 0.8%
Boyd Gaming Corp.	51,792	1,650,093

Retail — 4.8%
Beacon Roofing Supply, Inc. (a)	21,677	1,150,398
BMC Stock Holdings, Inc. (a)	49,942	976,366
The Cheesecake Factory, Inc. (d)	22,180	1,069,520
Chico’s FAS, Inc.	113,966	1,030,253
FirstCash, Inc.	13,262	1,077,537
Floor & Decor Holdings, Inc. Class A (a)	23,942	1,247,857
La-Z-Boy, Inc.	29,017	869,059
Nu Skin Enterprises, Inc. Class A	13,653	1,006,363
Papa John’s International, Inc. (d)	17,970	1,029,681
Wingstop, Inc.	18,350	866,671

		10,323,705

		30,947,010

Consumer, Non-cyclical — 20.4%
Biotechnology — 5.1%
Aduro Biotech, Inc. (a) (d)	40,312	374,902
Amicus Therapeutics, Inc. (a) (d)	37,878	569,685
Arena Pharmaceuticals, Inc. (a)	12,284	485,218
Audentes Therapeutics, Inc. (a)	14,400	432,720
BeiGene Ltd. (a) (d)	1,900	319,200
Bluebird Bio, Inc. (a)	3,818	651,923
Blueprint Medicines Corp. (a)	16,404	1,504,247

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CRISPR Therapeutics AG (a)	21,818	$997,301
Dermira, Inc. (a) (d)	27,801	222,130
Exact Sciences Corp. (a)	38,306	1,544,881
Ionis Pharmaceuticals, Inc. (a)	9,602	423,256
Loxo Oncology, Inc. (a)	4,237	488,823
Momenta Pharmaceuticals, Inc. (a)	30,351	550,871
Sage Therapeutics, Inc. (a)	5,850	942,259
Spark Therapeutics, Inc. (a) (d)	14,605	972,547
Ultragenyx Pharmaceutical, Inc. (a)	5,964	304,104

		10,784,067

Commercial Services — 3.7%
The Brink’s Co.	21,544	1,537,164
Cardtronics PLC Class A (a)	42,082	938,849
CoStar Group, Inc. (a)	4,332	1,571,130
HealthEquity, Inc. (a)	10,707	648,202
HMS Holdings Corp. (a)	59,618	1,003,967
TriNet Group, Inc. (a)	30,041	1,391,499
TrueBlue, Inc. (a)	33,083	856,850

		7,947,661

Foods — 1.3%
Performance Food Group Co. (a)	88,481	2,641,158

Health Care – Products — 4.9%
Globus Medical, Inc. Class A (a)	50,766	2,529,162
Haemonetics Corp. (a)	20,580	1,505,633
Hill-Rom Holdings, Inc.	4,700	408,900
Inogen, Inc. (a)	2,373	291,499
Insulet Corp. (a)	49,688	4,306,956
MiMedx Group, Inc. (a) (d)	79,857	556,603
OraSure Technologies, Inc. (a)	53,040	895,846

		10,494,599

Health Care – Services — 1.4%
LifePoint Health, Inc. (a)	18,414	865,458
Molina Healthcare, Inc. (a)	19,170	1,556,221
Teladoc, Inc. (a) (d)	14,175	571,252

		2,992,931

Pharmaceuticals — 4.0%
Aerie Pharmaceuticals, Inc. (a)	18,886	1,024,565
Aimmune Therapeutics, Inc. (a) (d)	8,500	270,555
DexCom, Inc. (a) (d)	10,686	792,474
Galapagos NV Sponsored ADR (a)	7,583	756,480
Global Blood Therapeutics, Inc. (a)	8,331	402,387
Ironwood Pharmaceuticals, Inc. (a)	25,839	398,696
MyoKardia, Inc. (a)	8,476	413,629
Nektar Therapeutics (a)	14,962	1,589,862
Neurocrine Biosciences, Inc. (a)	10,157	842,320
Portola Pharmaceuticals, Inc. (a)	12,549	409,850
PRA Health Sciences, Inc. (a)	14,146	1,173,552
Revance Therapeutics, Inc. (a)	10,037	309,140
TESARO, Inc. (a) (d)	3,105	177,420

		8,560,930

		43,421,346

	Number of Shares	Value
Energy — 3.2%
Energy – Alternate Sources — 1.1%
First Solar, Inc. (a)	17,908	$1,271,110
Pattern Energy Group, Inc. (d)	55,322	956,517

		2,227,627

Oil & Gas — 2.1%
Alta Mesa Resources, Inc. (a) (d)	62,672	501,376
Callon Petroleum Co. (a)	97,808	1,294,978
Centennial Resource Development, Inc. Class A (a)	55,669	1,021,526
Delek US Holdings, Inc.	41,209	1,677,207

		4,495,087

		6,722,714

Financial — 16.8%
Banks — 6.1%
Ameris Bancorp	22,101	1,169,143
BancorpSouth Bank	32,664	1,038,715
FCB Financial Holdings, Inc. Class A (a)	19,072	974,579
First Financial Bancorp	33,500	983,225
MB Financial, Inc.	27,883	1,128,704
National Bank Holdings Corp. Class A	32,215	1,071,149
South State Corp.	12,043	1,027,268
State Bank Financial Corp.	37,534	1,126,395
Texas Capital Bancshares, Inc. (a)	21,989	1,976,811
Union Bankshares Corp.	49,181	1,805,434
Western Alliance Bancorp (a)	10,425	605,797

		12,907,220

Diversified Financial Services — 1.7%
Air Lease Corp.	23,267	991,640
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (d)	77,443	1,510,138
PRA Group, Inc. (a)	29,401	1,117,238

		3,619,016

Insurance — 3.2%
Assured Guaranty Ltd.	25,190	911,878
eHealth, Inc. (a)	65,081	931,309
Horace Mann Educators Corp.	25,875	1,106,156
James River Group Holdings Ltd.	25,135	891,539
Kemper Corp.	16,951	966,207
MGIC Investment Corp. (a)	84,029	1,092,377
NMI Holdings, Inc. Class A (a)	58,096	961,489

		6,860,955

Private Equity — 0.6%
Kennedy-Wilson Holdings, Inc.	70,155	1,220,697

Real Estate — 0.4%
Five Point Holdings LLC Class A (a) (d)	64,781	923,777

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 3.7%
CoreSite Realty Corp.	5,368	$538,196
Corporate Office Properties Trust	24,672	637,278
LaSalle Hotel Properties	47,092	1,366,139
Life Storage, Inc.	13,444	1,122,843
MFA Financial, Inc.	120,263	905,580
Outfront Media, Inc.	18,621	348,957
PotlatchDeltic Corp.	20,933	1,089,563
Redwood Trust, Inc.	60,684	938,781
Rexford Industrial Realty, Inc.	34,582	995,616

		7,942,953

Savings & Loans — 1.1%
Sterling Bancorp	104,560	2,357,828

		35,832,446

Industrial — 15.3%
Aerospace & Defense — 0.9%
Aerojet Rocketdyne Holdings, Inc. (a)	31,000	867,070
Teledyne Technologies, Inc. (a)	6,206	1,161,577

		2,028,647

Building Materials — 0.7%
JELD-WEN Holding, Inc. (a)	22,768	697,156
Summit Materials, Inc. Class A (a)	29,559	895,047

		1,592,203

Electrical Components & Equipment — 0.5%
EnerSys	14,941	1,036,457

Electronics — 1.1%
II-VI, Inc. (a)	27,375	1,119,637
Watts Water Technologies, Inc. Class A	14,721	1,143,822

		2,263,459

Engineering & Construction — 0.6%
TopBuild Corp. (a)	15,807	1,209,552

Environmental Controls — 0.4%
Clean Harbors, Inc. (a)	17,146	836,896

Machinery – Construction & Mining — 0.4%
Astec Industries, Inc.	13,867	765,181

Machinery – Diversified — 3.6%
Altra Industrial Motion Corp.	17,168	788,870
Chart Industries, Inc. (a)	27,968	1,650,951
SPX FLOW, Inc. (a)	51,815	2,548,780
Zebra Technologies Corp. Class A (a)	19,048	2,651,291

		7,639,892

Metal Fabricate & Hardware — 2.3%
Advanced Drainage Systems, Inc.	48,963	1,268,142
Rexnord Corp. (a)	83,763	2,486,086
The Timken Co.	23,916	1,090,569

		4,844,797

	Number of Shares	Value
Miscellaneous – Manufacturing — 2.0%
Actuant Corp. Class A	71,166	$1,654,610
ITT, Inc.	28,485	1,395,195
John Bean Technologies Corp.	10,377	1,176,752

		4,226,557

Packaging & Containers — 0.4%
Graphic Packaging Holding Co.	58,817	902,841

Transportation — 1.9%
Kirby Corp. (a)	17,504	1,346,933
Knight-Swift Transportation Holdings, Inc. (d)	20,386	937,960
Schneider National, Inc. Class B (d)	36,732	957,236
Werner Enterprises, Inc.	23,067	841,945

		4,084,074

Trucking & Leasing — 0.5%
GATX Corp. (d)	16,646	1,140,084

		32,570,640

Technology — 12.2%
Computers — 1.5%
EPAM Systems, Inc. (a)	12,009	1,375,271
ForeScout Technologies, Inc. (a)	29,580	959,575
Science Applications International Corp.	11,332	892,962

		3,227,808

Semiconductors — 2.1%
Ambarella, Inc. (a) (d)	10,800	529,092
Entegris, Inc.	68,751	2,392,535
Rambus, Inc. (a)	44,000	590,920
Tower Semiconductor Ltd. (a)	36,535	983,157

		4,495,704

Software — 8.6%
2U, Inc. (a)	49,795	4,184,274
Acxiom Corp. (a)	13,828	314,034
Callidus Software, Inc. (a)	27,274	980,500
Cloudera, Inc. (a)	108,636	2,344,365
Docusign, Inc. (Escrow Shares) (a) (b) (c)	2,601	-
Everbridge, Inc. (a)	16,304	596,726
Fair Isaac Corp.	8,515	1,442,186
Five9, Inc. (a)	29,510	879,103
Guidewire Software, Inc. (a)	17,447	1,410,241
HubSpot, Inc. (a)	29,188	3,161,060
ManTech International Corp. Class A	22,787	1,263,995
Twilio, Inc. Class A (a) (d)	22,567	861,608
Veeva Systems, Inc. Class A (a)	10,615	775,107

		18,213,199

		25,936,711

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 0.8%
Electric — 0.8%
8Point3 Energy Partners LP	58,286	$708,175
Black Hills Corp.	19,858	1,078,289

		1,786,464

TOTAL COMMON STOCK (Cost $169,667,568)		208,246,129

PREFERRED STOCK — 0.4%
Communications — 0.3%
Internet — 0.3%
The Honest Company, Inc. Series D (a) (b) (c)	4,027	142,435
Zuora, Inc. Series F (a) (b) (c)	69,937	451,094

		593,529

Technology — 0.1%
Software — 0.1%
MarkLogic Corp. Series F (a) (b) (c)	22,966	227,823

TOTAL PREFERRED STOCK (Cost $716,698)		821,352

TOTAL EQUITIES (Cost $170,384,266)		209,067,481

MUTUAL FUNDS — 8.6%
Diversified Financial Services — 8.6%
iShares Russell 2000 Index Fund	4,965	753,836
State Street Navigator Securities Lending Prime Portfolio (e)	17,545,320	17,545,320

		18,299,156

TOTAL MUTUAL FUNDS (Cost $18,313,402)		18,299,156

TOTAL LONG-TERM INVESTMENTS (Cost $188,697,668)		227,366,637

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (f)	$2,614,988	2,614,988

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $2,614,988)	$2,614,988

TOTAL INVESTMENTS — 108.1% (Cost $191,312,656) (g)	229,981,625

Other Assets/(Liabilities) — (8.1)%	(17,195,736)

NET ASSETS — 100.0%	$212,785,889

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $1,072,198 or 0.50% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $17,125,314 or 8.05% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $2,615,203. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 8/15/23, and an aggregate market value, including accrued interest, of $2,676,738.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Basic Materials — 4.3%
Chemicals — 1.9%
American Vanguard Corp.	19,600	$395,920
KMG Chemicals, Inc.	16,684	1,000,206
Minerals Technologies, Inc.	9,300	622,635

		2,018,761

Forest Products & Paper — 0.7%
Clearwater Paper Corp. (a)	19,800	774,180

Iron & Steel — 1.2%
Carpenter Technology Corp.	17,100	754,452
Reliance Steel & Aluminum Co.	5,300	454,422

		1,208,874

Mining — 0.5%
Constellium NV Class A (a)	35,100	380,835
New Gold, Inc. (a)	67,600	174,408

		555,243

		4,557,058

Communications — 2.4%
Internet — 0.6%
Q2 Holdings, Inc. (a)	7,000	318,850
Zendesk, Inc. (a)	6,100	292,007

		610,857

Media — 0.9%
Cable One, Inc.	980	673,368
Scholastic Corp.	8,200	318,488

		991,856

Telecommunications — 0.9%
GTT Communications, Inc. (a) (b)	7,600	430,920
Harmonic, Inc. (a)	131,709	500,494

		931,414

		2,534,127

Consumer, Cyclical — 8.7%
Apparel — 1.0%
Crocs, Inc. (a)	21,200	344,500
Steven Madden Ltd.	16,100	706,790

		1,051,290

Auto Manufacturers — 0.4%
Blue Bird Corp. (a) (b)	16,400	388,680

Auto Parts & Equipment — 0.7%
Dorman Products, Inc. (a)	10,800	715,068

Distribution & Wholesale — 0.9%
Pool Corp.	6,700	979,674

Home Builders — 0.9%
Cavco Industries, Inc. (a)	5,300	920,875

	Number of Shares	Value
Leisure Time — 0.8%
LCI Industries	8,200	$854,030

Lodging — 0.6%
ILG, Inc.	20,500	637,755

Retail — 3.0%
Beacon Roofing Supply, Inc. (a)	15,900	843,813
Express, Inc. (a)	34,300	245,588
Lumber Liquidators Holdings, Inc. (a) (b)	25,156	601,732
Party City Holdco, Inc. (a) (b)	29,255	456,378
PriceSmart, Inc.	6,900	576,495
Red Robin Gourmet Burgers, Inc. (a)	6,500	377,000

		3,101,006

Textiles — 0.4%
Culp, Inc.	14,100	430,755

		9,079,133

Consumer, Non-cyclical — 16.1%
Agriculture — 0.3%
Vector Group Ltd. (b)	13,367	272,553

Commercial Services — 6.1%
Aaron’s, Inc.	24,900	1,160,340
American Public Education, Inc. (a)	16,400	705,200
Capella Education Co.	10,250	895,338
FTI Consulting, Inc. (a)	12,600	609,966
Green Dot Corp. Class A (a)	21,280	1,365,325
Matthews International Corp. Class A	7,900	399,740
McGrath RentCorp	12,499	671,071
Navigant Consulting, Inc. (a)	29,000	557,960

		6,364,940

Foods — 2.6%
Nomad Foods Ltd. (a)	70,000	1,101,800
Pinnacle Foods, Inc.	8,400	454,440
Post Holdings, Inc. (a)	7,800	590,928
The Simply Good Foods Co. (a)	23,256	319,305
SpartanNash Co.	16,500	283,965

		2,750,438

Health Care – Products — 4.8%
Atrion Corp.	1,951	1,231,666
Haemonetics Corp. (a)	8,800	643,808
Halyard Health, Inc. (a)	20,700	953,856
Quidel Corp. (a)	23,100	1,196,811
West Pharmaceutical Services, Inc.	11,200	988,848

		5,014,989

Health Care – Services — 2.1%
The Ensign Group, Inc.	20,700	544,410
Molina Healthcare, Inc. (a)	6,000	487,080
Select Medical Holdings Corp. (a)	27,900	481,275
WellCare Health Plans, Inc. (a)	3,700	716,431

		2,229,196

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products & Wares — 0.2%
CSS Industries, Inc.	14,393	$251,878

		16,883,994

Energy — 5.2%
Oil & Gas — 3.5%
Andeavor	6,221	625,584
Centennial Resource Development, Inc. Class A (a)	41,800	767,030
Jagged Peak Energy, Inc. (a) (b)	25,442	359,495
Matador Resources Co. (a)	33,700	1,007,967
WPX Energy, Inc. (a)	58,900	870,542

		3,630,618

Oil & Gas Services — 1.7%
Frank’s International NV	66,100	358,923
Keane Group, Inc. (a)	23,680	350,464
Oceaneering International, Inc.	18,200	337,428
TETRA Technologies, Inc. (a)	100,400	376,500
Thermon Group Holdings, Inc. (a)	15,900	356,319

		1,779,634

		5,410,252

Financial — 36.1%
Banks — 19.6%
Atlantic Capital Bancshares, Inc. (a)	17,622	318,958
BankUnited, Inc.	33,800	1,351,324
CoBiz Financial, Inc.	40,800	799,680
Columbia Banking System, Inc.	27,600	1,157,820
East West Bancorp, Inc.	24,726	1,546,364
FB Financial Corp. (a)	10,500	426,195
First Hawaiian, Inc.	12,842	357,393
Glacier Bancorp, Inc.	25,800	990,204
Heritage Financial Corp.	15,300	468,180
Home BancShares, Inc.	78,850	1,798,568
Hope Bancorp, Inc.	34,100	620,279
Howard Bancorp, Inc. (a)	13,942	276,052
Live Oak Bancshares, Inc.	13,569	377,218
National Bank Holdings Corp. Class A	26,300	874,475
PCSB Financial Corp. (a)	17,513	367,423
Pinnacle Financial Partners, Inc.	7,500	481,500
Ponce de Leon Federal Bank (a) (b)	18,384	269,326
Popular, Inc.	23,400	973,908
Premier Commercial Bancorp (a)	3,669	54,118
Prosperity Bancshares, Inc.	16,200	1,176,606
South State Corp.	3,668	312,880
Sterling Bancorp, Inc.	19,322	261,040
SVB Financial Group (a)	5,350	1,284,053
Synovus Financial Corp.	8,200	409,508
Texas Capital Bancshares, Inc. (a)	9,800	881,020
Towne Bank	33,000	943,800
Webster Financial Corp.	15,475	857,315
Wintrust Financial Corp.	11,100	955,155

		20,590,362

	Number of Shares	Value
Diversified Financial Services — 2.1%
Cboe Global Markets, Inc.	7,821	$892,376
Houlihan Lokey, Inc.	10,726	478,380
Stifel Financial Corp.	6,800	402,764
Virtus Investment Partners, Inc.	3,100	383,780

		2,157,300

Insurance — 3.9%
Assured Guaranty Ltd.	14,182	513,388
Employers Holdings, Inc.	12,400	501,580
Kinsale Capital Group, Inc.	8,069	414,182
ProAssurance Corp.	17,300	839,915
Radian Group, Inc.	48,100	915,824
Safety Insurance Group, Inc.	5,400	414,990
State Auto Financial Corp.	15,500	442,835

		4,042,714

Private Equity — 0.2%
Safeguard Scientifics, Inc. (a)	19,200	235,200

Real Estate Investment Trusts (REITS) — 8.0%
Acadia Realty Trust	17,600	432,960
American Campus Communities, Inc.	9,500	366,890
Cedar Realty Trust, Inc.	148,200	583,908
Douglas Emmett, Inc.	13,500	496,260
EastGroup Properties, Inc.	10,400	859,664
Healthcare Realty Trust, Inc.	17,100	473,841
JBG SMITH Properties	19,527	658,255
Kilroy Realty Corp.	8,300	588,968
PotlatchDeltic Corp.	16,000	832,800
PS Business Parks, Inc.	5,700	644,328
Retail Opportunity Investments Corp.	16,700	295,089
Saul Centers, Inc.	10,700	545,379
Sunstone Hotel Investors, Inc.	26,200	398,764
Terreno Realty Corp.	23,900	824,789
Washington Real Estate Investment Trust	13,500	368,550

		8,370,445

Savings & Loans — 2.3%
Beneficial Bancorp, Inc.	42,823	665,898
Meridian Bancorp, Inc.	24,200	487,630
United Financial Bancorp, Inc.	40,700	659,340
WSFS Financial Corp.	13,600	651,440

		2,464,308

		37,860,329

Industrial — 17.0%
Aerospace & Defense — 1.3%
Cubic Corp.	7,200	457,920
Triumph Group, Inc.	34,050	858,060

		1,315,980

Building Materials — 0.6%
Universal Forest Products, Inc.	19,200	623,040

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 3.6%
Belden, Inc.	18,160	$1,251,950
Energizer Holdings, Inc.	10,800	643,464
Littelfuse, Inc.	8,900	1,852,802

		3,748,216

Electronics — 3.7%
Badger Meter, Inc.	7,200	339,480
Brady Corp. Class A	10,700	397,505
ESCO Technologies, Inc.	16,400	960,220
Knowles Corp. (a)	45,900	577,881
Mesa Laboratories, Inc. (b)	2,000	296,880
Methode Electronics, Inc.	13,200	516,120
SYNNEX Corp.	6,800	805,120

		3,893,206

Engineering & Construction — 0.7%
Aegion Corp. (a)	32,800	751,448

Environmental Controls — 0.4%
MSA Safety, Inc.	5,600	466,144

Metal Fabricate & Hardware — 1.7%
CIRCOR International, Inc.	10,400	443,664
RBC Bearings, Inc. (a)	5,600	695,520
Sun Hydraulics Corp.	11,649	623,920

		1,763,104

Miscellaneous – Manufacturing — 1.6%
Hillenbrand, Inc.	10,230	469,557
Lydall, Inc. (a)	7,000	337,750
Myers Industries, Inc.	41,450	876,668

		1,683,975

Transportation — 3.4%
Genesee & Wyoming, Inc. Class A (a)	10,050	711,439
International Seaways, Inc. (a) (b)	19,200	337,920
Kirby Corp. (a)	5,950	457,853
Landstar System, Inc.	15,300	1,677,645
Universal Logistics Holdings, Inc.	18,500	391,275

		3,576,132

		17,821,245

Technology — 3.1%
Computers — 1.3%
Conduent, Inc. (a)	29,700	553,608
CSRA, Inc.	15,700	647,311
Lumentum Holdings, Inc. (a) (b)	2,300	146,740

		1,347,659

Semiconductors — 1.2%
Cabot Microelectronics Corp.	5,900	631,949
MaxLinear, Inc. (a)	12,800	291,200
Rudolph Technologies, Inc. (a)	11,900	329,630

		1,252,779

	Number of Shares	Value
Software — 0.6%
Callidus Software, Inc. (a)	17,200	$618,340

		3,218,778

Utilities — 6.0%
Electric — 3.0%
El Paso Electric Co.	10,300	525,300
MGE Energy, Inc.	2,600	145,860
NorthWestern Corp.	13,800	742,440
PNM Resources, Inc.	30,100	1,151,325
Portland General Electric Co.	12,200	494,222
SCANA Corp.	1,400	52,570

		3,111,717

Gas — 2.6%
Atmos Energy Corp.	7,200	606,528
Chesapeake Utilities Corp.	13,600	956,760
ONE Gas, Inc.	15,900	1,049,718
RGC Resources, Inc.	3,256	82,702

		2,695,708

Water — 0.4%
California Water Service Group	12,300	458,175

		6,265,600

TOTAL COMMON STOCK (Cost $73,824,083)		103,630,516

TOTAL EQUITIES (Cost $73,824,083)		103,630,516

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Foods — 0.0%
The Simply Good Foods Co. (a)	4,866	17,031

TOTAL WARRANTS (Cost $9,781)		17,031

MUTUAL FUNDS — 2.6%
Diversified Financial Services — 2.6%
State Street Navigator Securities Lending Prime Portfolio (c)	2,688,844	2,688,844
T. Rowe Price Government Reserve Investment Fund	1,020	1,020

		2,689,864

TOTAL MUTUAL FUNDS (Cost $2,689,864)		2,689,864

TOTAL LONG-TERM INVESTMENTS (Cost $76,523,728)		106,337,411

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (d)	$1,210,960	$1,210,960

TOTAL SHORT-TERM INVESTMENTS (Cost $1,210,960)		1,210,960

TOTAL INVESTMENTS — 102.6% (Cost $77,734,688) (e)		107,548,371

Other Assets/(Liabilities) — (2.6)%		(2,746,985)

NET ASSETS — 100.0%		$104,801,386

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $2,624,327 or 2.50% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,211,059. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 8/15/23, and an aggregate market value, including accrued interest, of $1,236,185.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 2.2%
Chemicals — 0.8%
Ingevity Corp. (a)	13,105	$965,707
Orion Engineered Carbons SA	30,500	826,550

		1,792,257

Mining — 1.4%
Alcoa Corp. (a)	67,330	3,027,157

		4,819,414

Communications — 3.7%
Internet — 1.2%
CDW Corp.	37,840	2,660,531

Media — 1.2%
Houghton Mifflin Harcourt Co. (a)	145,560	1,011,642
Scholastic Corp.	40,680	1,580,011

		2,591,653

Telecommunications — 1.3%
Finisar Corp. (a)	91,760	1,450,726
Infinera Corp. (a)	136,510	1,482,498

		2,933,224

		8,185,408

Consumer, Cyclical — 17.2%
Airlines — 2.7%
Alaska Air Group, Inc.	22,310	1,382,328
Hawaiian Holdings, Inc.	37,570	1,453,959
SkyWest, Inc.	55,046	2,994,502

		5,830,789

Apparel — 2.2%
Crocs, Inc. (a)	161,700	2,627,625
Deckers Outdoor Corp. (a)	23,590	2,123,808

		4,751,433

Auto Parts & Equipment — 3.3%
Cooper-Standard Holding, Inc. (a)	24,357	2,991,283
Dana, Inc.	58,953	1,518,629
Lear Corp.	8,252	1,535,615
Tenneco, Inc.	22,531	1,236,276

		7,281,803

Distribution & Wholesale — 1.3%
Anixter International, Inc. (a)	38,490	2,915,617

Home Builders — 1.4%
Lennar Corp. Class A	52,374	3,086,924

Office Furnishings — 1.2%
Steelcase, Inc. Class A	190,910	2,596,376

Retail — 5.1%
Bloomin’ Brands, Inc.	123,170	2,990,567
Brinker International, Inc.	39,039	1,409,308

	Number of Shares	Value
Burlington Stores, Inc. (a)	12,499	$1,664,242
Caleres, Inc.	41,466	1,393,258
The Michaels Cos., Inc. (a)	97,160	1,915,023
Signet Jewelers Ltd.	45,100	1,737,252

		11,109,650

		37,572,592

Consumer, Non-cyclical — 11.1%
Beverages — 1.0%
Cott Corp.	144,347	2,124,788

Commercial Services — 4.3%
ABM Industries, Inc.	30,280	1,013,774
Booz Allen Hamilton Holding Corp.	80,640	3,122,381
Quanta Services, Inc. (a)	74,908	2,573,090
Sotheby’s (a)	53,110	2,725,074

		9,434,319

Foods — 1.4%
Ingredion, Inc.	11,934	1,538,531
Nomad Foods Ltd. (a)	94,540	1,488,060

		3,026,591

Health Care – Services — 4.4%
ICON PLC (a)	25,262	2,984,453
LifePoint Health, Inc. (a)	47,100	2,213,700
Molina Healthcare, Inc. (a)	30,580	2,482,484
WellCare Health Plans, Inc. (a)	10,221	1,979,092

		9,659,729

		24,245,427

Energy — 8.4%
Oil & Gas — 5.1%
HollyFrontier Corp.	49,360	2,411,729
Oasis Petroleum, Inc. (a)	237,830	1,926,423
QEP Resources, Inc. (a)	272,120	2,664,055
SM Energy Co.	109,410	1,972,662
SRC Energy, Inc. (a)	230,490	2,173,521

		11,148,390

Oil & Gas Services — 3.3%
Helix Energy Solutions Group, Inc. (a)	108,750	629,663
MRC Global, Inc. (a)	122,580	2,015,215
Oil States International, Inc. (a)	87,900	2,302,980
RPC, Inc.	128,237	2,312,113

		7,259,971

		18,408,361

Financial — 28.9%
Banks — 12.1%
Associated Banc-Corp.	106,147	2,637,753
BankUnited, Inc.	65,930	2,635,881
Comerica, Inc.	32,430	3,111,010
Fulton Financial Corp.	116,350	2,065,213

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Huntington Bancshares, Inc.	170,835	$2,579,609
Synovus Financial Corp.	46,300	2,312,222
Texas Capital Bancshares, Inc. (a)	26,390	2,372,461
Umpqua Holdings Corp.	110,880	2,373,941
Webster Financial Corp.	47,693	2,642,192
Zions Bancorp	71,055	3,746,730

		26,477,012

Diversified Financial Services — 0.8%
OneMain Holdings, Inc. (a)	55,660	1,666,460

Insurance — 9.9%
American Financial Group, Inc.	29,781	3,342,024
Essent Group Ltd. (a)	51,500	2,191,840
Everest Re Group Ltd.	8,490	2,180,402
First American Financial Corp.	33,600	1,971,648
The Hanover Insurance Group, Inc.	13,180	1,553,790
Old Republic International Corp.	114,350	2,452,807
Reinsurance Group of America, Inc.	25,720	3,960,880
Selective Insurance Group, Inc.	36,020	2,186,414
Validus Holdings Ltd.	26,170	1,765,167

		21,604,972

Real Estate Investment Trusts (REITS) — 5.4%
American Campus Communities, Inc.	51,470	1,987,771
Education Realty Trust, Inc.	58,080	1,902,120
Empire State Realty Trust, Inc. Class A	106,996	1,796,463
Gramercy Property Trust	105,788	2,298,773
STAG Industrial, Inc.	85,370	2,042,051
Sun Communities, Inc.	18,660	1,704,964

		11,732,142

Savings & Loans — 0.7%
Sterling Bancorp	68,800	1,551,440

		63,032,026

Industrial — 15.4%
Electrical Components & Equipment — 1.3%
EnerSys	39,550	2,743,583

Electronics — 1.7%
Avnet, Inc.	59,230	2,473,445
Sanmina Corp. (a)	49,980	1,306,977

		3,780,422

Engineering & Construction — 2.8%
AECOM (a)	64,683	2,304,655
Granite Construction, Inc.	32,340	1,806,513
Tutor Perini Corp. (a)	93,120	2,053,296

		6,164,464

Hand & Machine Tools — 1.3%
Regal Beloit Corp.	37,310	2,736,688

Machinery – Construction & Mining — 1.8%
Oshkosh Corp.	30,280	2,339,736
Terex Corp.	45,630	1,707,018

		4,046,754

	Number of Shares	Value
Machinery – Diversified — 0.8%
SPX FLOW, Inc. (a)	36,019	$1,771,775

Miscellaneous – Manufacturing — 1.2%
Trinseo SA	36,420	2,696,901

Packaging & Containers — 1.3%
Graphic Packaging Holding Co.	184,980	2,839,443

Transportation — 3.2%
Atlas Air Worldwide Holdings, Inc. (a)	36,670	2,216,702
Ryder System, Inc.	30,160	2,195,346
Werner Enterprises, Inc.	70,030	2,556,095

		6,968,143

		33,748,173

Technology — 8.4%
Computers — 4.5%
Amdocs Ltd.	35,788	2,387,775
Genpact Ltd.	79,107	2,530,633
NCR Corp. (a)	88,359	2,785,076
VeriFone Systems, Inc. (a)	133,800	2,057,844

		9,761,328

Semiconductors — 2.6%
Cypress Semiconductor Corp.	144,010	2,442,410
Mellanox Technologies Ltd. (a)	27,430	1,998,275
Qorvo, Inc. (a)	16,313	1,149,251

		5,589,936

Software — 1.3%
Verint Systems, Inc. (a)	68,005	2,897,013

		18,248,277

Utilities — 3.7%
Electric — 3.2%
Alliant Energy Corp.	48,987	2,001,609
Black Hills Corp.	25,455	1,382,206
PNM Resources, Inc.	48,963	1,872,835
Portland General Electric Co.	44,890	1,818,494

		7,075,144

Gas — 0.5%
Southwest Gas Holdings, Inc.	15,570	1,052,999

		8,128,143

TOTAL COMMON STOCK (Cost $183,473,494)		216,387,821

TOTAL EQUITIES (Cost $183,473,494)		216,387,821

TOTAL LONG-TERM INVESTMENTS (Cost $183,473,494)		216,387,821

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (b)	$2,724,793	$2,724,793

TOTAL SHORT-TERM INVESTMENTS (Cost $2,724,793)		2,724,793

TOTAL INVESTMENTS — 100.3% (Cost $186,198,287) (c)		219,112,614

Other Assets/(Liabilities) — (0.3)%		(633,087)

NET ASSETS — 100.0%		$218,479,527

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $2,725,017. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 8/15/23, and an aggregate market value, including accrued interest, of $2,781,415.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 103.5%

BANK LOANS — 0.3%
Advertising — 0.0%
Lamar Media Corp., 2018 Term Loan B 1 mo. LIBOR + 1.750% VRN 3.563% 3/14/25	$100,000	$100,125

Computers — 0.1%
Dell, Inc., 2017 Term Loan A3, 1 mo. LIBOR + 1.500% VRN 3.380% 12/31/18	458,197	457,790

Diversified Financial Services — 0.1%
Delos Finance Sarl, 2018 Term Loan B 3 mo. LIBOR + 1.750% VRN 4.052% 10/06/23	591,000	593,340

Real Estate Investment Trusts (REITS) — 0.1%
Ventas Realty Ltd., Term Loan A, 1 mo. LIBOR + 0.975% VRN 2.645% 8/03/20	210,000	207,900

TOTAL BANK LOANS (Cost $1,358,826)		1,359,155

CORPORATE DEBT — 31.4%
Aerospace & Defense — 0.6%
L3 Technologies, Inc. 5.200% 10/15/19	750,000	773,117
Northrop Grumman Corp. 3.250% 1/15/28	640,000	610,901
United Technologies Corp. STEP 1.778% 5/04/18	1,000,000	999,144

		2,383,162

Agriculture — 0.2%
BAT International Finance PLC (a) 1.850% 6/15/18	750,000	748,918

Airlines — 0.5%
Continental Airlines Pass-Through Trust 7.250% 11/10/19	1,644,551	1,735,988
Northwest Airlines Pass-Through Trust 7.041% 4/01/22	376,604	416,147

		2,152,135

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC 8.125% 1/15/20	805,000	871,498
General Motors Co. 3.500% 10/02/18	500,000	500,732
General Motors Financial Co., Inc. 2.350% 10/04/19	500,000	495,413
General Motors Financial Co., Inc. 2.400% 5/09/19	505,000	502,455

		2,370,098

	Principal Amount	Value
Auto Parts & Equipment — 0.0%
The Goodyear Tire & Rubber Co. 4.875% 3/15/27	$93,000	$89,463

Banks — 11.2%
Bank of America Corp. 3 mo. USD LIBOR + .660%, VRN 2.369% 7/21/21	515,000	505,364
Bank of America Corp. VRN (b) 2.738% 1/23/22	1,085,000	1,069,744
Bank of America Corp. VRN (a) (b) 3.004% 12/20/23	1,079,000	1,058,345
Bank of America Corp. VRN (b) 3.093% 10/01/25	860,000	826,795
Bank of America Corp. 5.650% 5/01/18	500,000	501,260
Bank of America Corp. 6.875% 4/25/18	4,950,000	4,962,829
Bank of America Corp. 6.875% 11/15/18	750,000	769,551
Citigroup, Inc. 2.050% 12/07/18	1,000,000	996,265
Citigroup, Inc. 2.450% 1/10/20	1,000,000	990,707
Citigroup, Inc. VRN (b) 3.142% 1/24/23	750,000	740,947
Citigroup, Inc. 6.125% 5/15/18	2,720,000	2,730,610
Citigroup, Inc. 8.500% 5/22/19	1,200,000	1,274,912
The Goldman Sachs Group, Inc. 2.550% 10/23/19	2,000,000	1,989,140
The Goldman Sachs Group, Inc. VRN (b) 3.272% 9/29/25	645,000	620,910
The Goldman Sachs Group, Inc. VRN (b) 3.814% 4/23/29	650,000	637,179
The Goldman Sachs Group, Inc. 6.150% 4/01/18	1,860,000	1,860,000
The Goldman Sachs Group, Inc. 7.500% 2/15/19	1,000,000	1,040,234
HBOS PLC (a) 6.750% 5/21/18	1,100,000	1,105,755
JP Morgan Chase & Co. 3 mo. USD LIBOR + .550%, FRN 2.295% 4/25/18	700,000	700,127
JP Morgan Chase & Co. 2.950% 10/01/26	895,000	842,205
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.380%, VRN 3.540% 5/01/28	2,000,000	1,954,684
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.337%, VRN 3.782% 2/01/28	500,000	496,999

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Bank NA FRN (b) 2.070% 2/13/20	$1,765,000	$1,765,040
JP Morgan Chase Bank NA VRN (b) 2.604% 2/01/21	2,215,000	2,202,962
Lloyds Banking Group PLC VRN (b) 2.907% 11/07/23	430,000	414,532
Macquarie Bank Ltd. (a) 2.600% 6/24/19	750,000	746,856
Morgan Stanley 3 mo. USD LIBOR + .800%, FRN 2.633% 2/14/20	3,395,000	3,405,299
Morgan Stanley 3 mo. USD LIBOR + .930%, FRN 2.675% 7/22/22	510,000	511,933
Morgan Stanley 3 mo. USD LIBOR + 1.280%, FRN 3.025% 4/25/18	1,000,000	1,000,576
Morgan Stanley 5.500% 7/24/20	250,000	262,602
Morgan Stanley 5.625% 9/23/19	500,000	519,026
Morgan Stanley 6.625% 4/01/18	895,000	895,000
PNC Bank NA 2.500% 1/22/21	1,090,000	1,074,086
Santander UK Group Holdings PLC VRN (b) 3.373% 1/05/24	645,000	630,982
Wells Fargo & Co. 3.000% 4/22/26	475,000	445,954
Wells Fargo & Co. 3.000% 10/23/26	345,000	323,077
Wells Fargo & Co. 3.550% 9/29/25	725,000	711,726
Wells Fargo & Co. 3 mo. USD LIBOR + 1.310%, VRN 3.584% 5/22/28	1,865,000	1,819,830
Wells Fargo Bank NA 2.150% 12/06/19	2,500,000	2,473,071
Wells Fargo Bank NA 2.400% 1/15/20	1,500,000	1,487,632

		48,364,746

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	600,000	647,107
Anheuser-Busch InBev Worldwide, Inc. (c) 4.000% 4/13/28	435,000	440,310
Constellation Brands, Inc. 3.875% 11/15/19	500,000	506,743

		1,594,160

	Principal Amount	Value
Biotechnology — 0.8%
Amgen, Inc. 2.125% 5/01/20	$200,000	$196,503
Amgen, Inc. 4.400% 5/01/45	500,000	499,294
Baxalta, Inc. 2.875% 6/23/20	725,000	719,902
Celgene Corp. 3.900% 2/20/28	440,000	433,195
Celgene Corp. 5.000% 8/15/45	750,000	781,358
Gilead Sciences, Inc. 3.650% 3/01/26	525,000	526,873
Gilead Sciences, Inc. 4.150% 3/01/47	445,000	435,734

		3,592,859

Chemicals — 0.1%
Axalta Coating Systems LLC (a) 4.875% 8/15/24	150,000	150,562
Valvoline, Inc. 5.500% 7/15/24	200,000	205,250

		355,812

Commercial Services — 0.1%
IHS Markit Ltd. (a) 4.000% 3/01/26	253,000	242,880
Service Corp. International 4.625% 12/15/27	210,000	202,650

		445,530

Computers — 0.3%
Apple, Inc. 4.650% 2/23/46	850,000	936,017
Dell International LLC/EMC Corp. (a) 3.480% 6/01/19	400,000	401,809

		1,337,826

Cosmetics & Personal Care — 0.1%
First Quality Finance Co., Inc. (a) 4.625% 5/15/21	90,000	89,550
First Quality Finance Co., Inc. (a) 5.000% 7/01/25	174,000	166,605

		256,155

Diversified Financial Services — 0.7%
Air Lease Corp 4.750% 3/01/20	855,000	879,027
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	780,000	762,490
International Lease Finance Corp. (a) 7.125% 9/01/18	1,000,000	1,016,655
Raymond James Financial, Inc. 4.950% 7/15/46	400,000	432,538

		3,090,710

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 2.5%
AEP Transmission Co. LLC (a) 3.100% 12/01/26	$855,000	$825,021
Dominion Energy, Inc. (a) 1.875% 12/15/18	1,000,000	993,154
Duke Energy Carolinas LLC 4.000% 9/30/42	1,000,000	1,007,000
Duquesne Light Holdings, Inc. (a) 6.400% 9/15/20	1,000,000	1,070,062
Emera US Finance LP 2.150% 6/15/19	1,068,000	1,055,122
Jersey Central Power & Light Co. (a) 4.700% 4/01/24	800,000	849,274
Jersey Central Power & Light Co. 6.400% 5/15/36	425,000	509,207
Kansas City Power & Light Co. 3.150% 3/15/23	500,000	493,708
LG&E & KU Energy LLC 4.375% 10/01/21	1,200,000	1,244,374
MidAmerican Energy Co. 4.800% 9/15/43	1,400,000	1,589,020
NextEra Energy Operating Partners LP (a) 4.500% 9/15/27	210,000	197,925
The Southern Co. 1.550% 7/01/18	750,000	747,808

		10,581,675

Electronics — 0.0%
Itron, Inc. (a) 5.000% 1/15/26	125,000	123,163

Entertainment — 0.1%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	200,000	203,000

Food Service — 0.1%
Aramark Services, Inc. (a) 5.000% 2/01/28	210,000	205,537

Foods — 0.7%
Campbell Soup Co. 3.300% 3/15/21	650,000	653,856
Kraft Heinz Foods Co. FRN (b) 2.220% 8/09/19	750,000	750,316
Kraft Heinz Foods Co. 3.950% 7/15/25	500,000	497,803
Mondelez International Holdings Netherlands BV (a) 1.625% 10/28/19	1,195,000	1,170,379
Pilgrim’s Pride Corp. (a) 5.875% 9/30/27	107,000	100,826

		3,173,180

Gas — 0.2%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	595,000	716,738

	Principal Amount	Value
Southern Co. Gas Capital Corp. 2.450% 10/01/23	$100,000	$94,945

		811,683

Health Care – Products — 0.5%
Abbott Laboratories 2.350% 11/22/19	315,000	312,285
Becton Dickinson & Co. 2.404% 6/05/20	440,000	431,482
Boston Scientific Corp. 6.000% 1/15/20	650,000	682,083
Hologic, Inc. (a) 4.625% 2/01/28	60,000	57,600
Teleflex, Inc. 4.625% 11/15/27	107,000	102,989
Zimmer Biomet Holdings, Inc. FRN (b) 2.928% 3/19/21	655,000	655,794

		2,242,233

Health Care – Services — 1.6%
Aetna, Inc. 2.800% 6/15/23	485,000	466,010
Anthem, Inc. 3.125% 5/15/22	500,000	493,367
Anthem, Inc. 3.300% 1/15/23	530,000	524,205
Centene Corp. 4.750% 1/15/25	259,000	252,525
Centene Corp. 5.625% 2/15/21	75,000	77,063
CHS/Community Health Systems, Inc. 6.250% 3/31/23	135,000	124,369
Cigna Corp. 3.050% 10/15/27	945,000	867,095
DaVita, Inc. 5.000% 5/01/25	88,000	85,056
Fresenius Medical Care US Finance II, Inc. (a) 5.625% 7/31/19	485,000	500,501
Fresenius Medical Care US Finance II, Inc. (a) 6.500% 9/15/18	805,000	817,083
HCA, Inc. 5.000% 3/15/24	600,000	606,000
Kaiser Foundation Hospitals 3.150% 5/01/27	1,000,000	967,897
Providence St. Joseph Health Obligated Group 2.746% 10/01/26	845,000	797,721
Tenet Healthcare Corp. 4.500% 4/01/21	26,000	25,773
Tenet Healthcare Corp. (a) 4.625% 7/15/24	254,000	244,157

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WellCare Health Plans, Inc. 5.250% 4/01/25	$122,000	$122,457

		6,971,279

Household Products & Wares — 0.1%
Central Garden & Pet Co. 6.125% 11/15/23	205,000	213,969
Central Garden & Pet Co. 5.125% 2/01/28	181,000	171,950
Spectrum Brands, Inc. 5.750% 7/15/25	85,000	86,700

		472,619

Insurance — 0.7%
Berkshire Hathaway Finance Corp. 4.300% 5/15/43	500,000	528,829
Berkshire Hathaway Finance Corp. 4.400% 5/15/42	750,000	796,548
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%, VRN (a) 5.454% 10/15/54	970,000	1,006,375
New York Life Global Funding (a) 1.550% 11/02/18	750,000	745,860

		3,077,612

Internet — 0.0%
Zayo Group LLC/Zayo Capital, Inc. (a) 5.750% 1/15/27	120,000	117,300

Media — 0.6%
Altice US Finance I Corp. (a) 5.375% 7/15/23	425,000	430,525
CCO Holdings LLC/CCO Holdings Capital Corp. (a) 5.000% 2/01/28	227,000	212,812
CCO Holdings LLC/CCO Holdings Capital Corp. (a) 5.125% 5/01/27	170,000	161,398
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464% 7/23/22	875,000	893,803
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	200,000	219,537
CSC Holdings LLC (a) 5.375% 2/01/28	200,000	188,918
CSC Holdings LLC 8.625% 2/15/19	100,000	104,317
DISH DBS Corp. 5.875% 7/15/22	100,000	95,625
DISH DBS Corp. 6.750% 6/01/21	70,000	70,438

	Principal Amount	Value
Sirius XM Radio, Inc. (a) 3.875% 8/01/22	$220,000	$210,760
Virgin Media Secured Finance PLC (a) 5.250% 1/15/26	200,000	192,500

		2,780,633

Miscellaneous – Manufacturing — 0.2%
General Electric Co. 5.875% 1/14/38	244,000	284,305
Siemens Financieringsmaatschappij NV (a) 2.000% 9/15/23	550,000	514,457

		798,762

Oil & Gas — 0.3%
Antero Resources Corp. 5.125% 12/01/22	125,000	125,937
Canadian Natural Resources Ltd. 3.850% 6/01/27	171,000	167,217
Diamondback Energy, Inc. 4.750% 11/01/24	84,000	83,055
Gulfport Energy Corp. 6.375% 5/15/25	47,000	45,003
Noble Energy, Inc. 5.250% 11/15/43	140,000	149,281
Parsley Energy LLC / Parsley Finance Corp. (a) 5.375% 1/15/25	210,000	209,475
Shell International Finance BV 4.375% 5/11/45	415,000	441,022
Sunoco LP / Sunoco Finance Corp. (a) 4.875% 1/15/23	125,000	120,469

		1,341,459

Packaging & Containers — 0.4%
Amcor Finance USA, Inc. (a) 3.625% 4/28/26	650,000	626,679
Ball Corp. 4.375% 12/15/20	350,000	355,688
Graphic Packaging International LLC 4.125% 8/15/24	200,000	196,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.750% 10/15/20	397,334	402,301
Sealed Air Corp. (a) 5.500% 9/15/25	190,000	196,650

		1,777,818

Pharmaceuticals — 1.5%
AbbVie, Inc. 1.800% 5/14/18	500,000	499,635
AbbVie, Inc. 3.600% 5/14/25	500,000	492,762

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Allergan Funding SCS 3.800% 3/15/25	$850,000	$835,026
Bayer US Finance LLC (a) 2.375% 10/08/19	850,000	842,646
CVS Health Corp. 5.050% 3/25/48	1,090,000	1,146,448
Novartis Securities Investment Ltd. 5.125% 2/10/19	1,000,000	1,020,461
Shire Acquisitions Investments Ireland DAC 1.900% 9/23/19	500,000	491,748
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	550,000	531,838
Valeant Pharmaceuticals International (a) 9.250% 4/01/26	65,000	64,753
Valeant Pharmaceuticals International, Inc. (a) 5.500% 3/01/23	268,000	234,500
Valeant Pharmaceuticals International, Inc. (a) 5.500% 11/01/25	124,000	120,714
Valeant Pharmaceuticals International, Inc. (a) 6.125% 4/15/25	100,000	86,300

		6,366,831

Pipelines — 1.4%
Cheniere Corpus Christi Holdings LLC (a) 5.125% 6/30/27	75,000	74,437
Energy Transfer Partners LP 5.150% 3/15/45	400,000	365,545
Florida Gas Transmission Co. LLC (a) 7.900% 5/15/19	1,000,000	1,054,772
Kinder Morgan Energy Partners LP 3.500% 9/01/23	567,000	554,499
Plains All American Pipeline LP/PAA Finance Corp. 4.650% 10/15/25	600,000	603,599
Rockies Express Pipeline LLC (a) 5.625% 4/15/20	155,000	160,427
Rockies Express Pipeline LLC (a) 6.000% 1/15/19	228,000	231,990
Ruby Pipeline LLC (a) 6.000% 4/01/22	710,227	741,117
Sabine Pass Liquefaction LLC (a) 4.200% 3/15/28	500,000	492,728
Sunoco Logistics Partners Operations LP 5.400% 10/01/47	644,000	613,517
TC PipeLines LP 3.900% 5/25/27	500,000	478,273

	Principal Amount	Value
Williams Partners LP 3.600% 3/15/22	$683,000	$679,909

		6,050,813

Real Estate Investment Trusts (REITS) — 2.4%
Alexandria Real Estate Equities, Inc. 3.450% 4/30/25	450,000	435,328
American Campus Communities Operating Partnership LP 3.350% 10/01/20	500,000	500,606
American Campus Communities Operating Partnership LP 3.750% 4/15/23	650,000	649,853
American Tower Corp. 3.000% 6/15/23	430,000	415,303
Boston Properties LP 3.200% 1/15/25	430,000	415,082
Crown Castle International Corp. 3.200% 9/01/24	625,000	599,245
Duke Realty LP 3.875% 2/15/21	1,000,000	1,016,034
HCP, Inc. 2.625% 2/01/20	500,000	494,802
HCP, Inc. 3.875% 8/15/24	500,000	495,715
Healthcare Realty Trust, Inc. 3.750% 4/15/23	235,000	235,432
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 4.500% 1/15/28	80,000	75,024
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625% 5/01/24	100,000	103,000
SBA Communications Corp. (a) 4.000% 10/01/22	213,000	203,947
SBA Communications Corp. 4.875% 9/01/24	98,000	96,040
SL Green Operating Partnership LP 3.250% 10/15/22	500,000	487,636
Ventas Realty LP 3.500% 2/01/25	1,500,000	1,460,556
WEA Finance LLC / Westfield UK & Europe Finance PLC (a) 2.700% 9/17/19	500,000	497,614
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 3.250% 10/05/20	700,000	700,831
Welltower, Inc. 4.000% 6/01/25	830,000	829,332

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Welltower, Inc. 4.125% 4/01/19	$750,000	$758,922

		10,470,302

Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (a) 4.250% 5/15/24	299,000	285,994
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a) 4.750% 6/01/27	210,000	202,125
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	400,000	393,936
Walgreens Boots Alliance, Inc. 4.800% 11/18/44	275,000	272,090

		1,154,145

Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.375% 1/15/20	750,000	739,535
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	200,000	202,000

		941,535

Software — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (a) 5.750% 3/01/25	122,000	120,969
First Data Corp. (a) 5.000% 1/15/24	193,000	193,000

		313,969

Telecommunications — 1.9%
AT&T, Inc. 3.950% 1/15/25	160,000	159,901
AT&T, Inc. 4.125% 2/17/26	500,000	501,211
AT&T, Inc. 4.500% 3/09/48	540,000	501,894
AT&T, Inc. 4.800% 6/15/44	760,000	741,810
AT&T, Inc. (a) 5.150% 11/15/46	530,000	541,670
AT&T, Inc. 5.250% 3/01/37	425,000	449,597
Intelsat Jackson Holdings SA (a) 9.750% 7/15/25	223,000	208,226
Level 3 Financing, Inc. 5.375% 1/15/24	136,000	132,516
SoftBank Group Corp. (a) 4.500% 4/15/20	200,000	203,960
Sprint Communications, Inc. (a) 9.000% 11/15/18	348,000	358,875

	Principal Amount	Value
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC STEP (a) 3.360% 9/20/21	$564,375	$560,848
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a) 4.738% 3/20/25	870,000	873,262
T-Mobile USA, Inc. 4.500% 2/01/26	104,000	99,840
T-Mobile USA, Inc. 4.750% 2/01/28	156,000	149,955
T-Mobile USA, Inc. 6.625% 4/01/23	415,000	428,749
Verizon Communications, Inc. 4.522% 9/15/48	600,000	578,123
Verizon Communications, Inc. 4.862% 8/21/46	600,000	605,506
Verizon Communications, Inc. 5.150% 9/15/23	500,000	539,445
Verizon Communications, Inc. 5.250% 3/16/37	630,000	679,335

		8,314,723

TOTAL CORPORATE DEBT (Cost $136,611,092)		135,071,845

MUNICIPAL OBLIGATIONS — 1.3%
Alabama Economic Settlement Authority 3.163% 9/15/25	1,000,000	998,390
City of New York NY 5.206% 10/01/31	750,000	866,250
Jersey City Municipal Utilities Authority 5.470% 5/15/27	850,000	942,412
Los Angeles Unified School District 5.755% 7/01/29	1,000,000	1,191,220
New York State Dormitory Authority 5.289% 3/15/33	750,000	851,205
State of California 7.950% 3/01/36	850,000	930,725

		5,780,202

TOTAL MUNICIPAL OBLIGATIONS (Cost $5,946,956)		5,780,202

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.1%
Commercial MBS — 1.7%
7 WTC Depositor LLC Trust, Series 2012-7WTC, Class A (a) 4.082% 3/13/31	31,545	31,516

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A (a) 2.959% 12/10/30	$375,000	$371,452
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A (a) 3.369% 3/13/35	420,000	420,429
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A (a) 3.251% 5/10/35	340,000	337,927
COMM Mortgage Trust, Series 2013-WWP, Class A2 (a) 3.424% 3/10/31	390,000	397,501
COMM Mortgage Trust, Series 2016-787S, Class A (a) 3.545% 2/10/36	340,000	338,448
COMM Mortgage Trust, Series 2013-300P, Class A1 (a) 4.353% 8/10/30	325,000	340,635
Core Industrial Trust, Series 2015-CALW, Class A (a) 3.040% 2/10/34	435,000	433,834
Core Industrial Trust 2015-TEXW, Series 2015-TEXW, Class A (a) 3.077% 2/10/34	255,000	255,022
GS Mortgage Securities Corp Trust, Series 2012-SHOP, Class A, (a) 2.933% 6/05/31	400,000	401,003
GS Mortgage Securities Corp., Series 2012-ALOH, Class A (a) 3.551% 4/10/34	370,000	373,362
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 2.858% 11/15/45	1,780,000	1,755,576
Morgan Stanley Capital I Trust, Series 2015-420, Class A (a) 3.727% 10/11/50	400,000	403,082
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, VRN (a) (b) 3.834% 1/13/32	330,000	334,412
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, VRN (a) (b) 3.872% 1/05/43	370,000	357,353
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2 (a) 4.393% 11/15/43	500,000	515,527

		7,067,079

Home Equity ABS — 1.0%
Bear Stearns I Trust, Series 2006-HE1, Class 1M1, 1 mo. USD LIBOR + .410%, FRN 2.282% 12/25/35	831,583	834,910

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class M1, 1 mo. USD LIBOR + .290%, FRN 2.162% 8/25/36	$2,400,000	$2,386,972
Wells Fargo Home Equity Trust, Series 2004-2, Class M3, 1 mo. USD LIBOR + 1.050%, FRN 2.922% 10/25/34	1,208,440	1,230,071

		4,451,953

Other ABS — 1.8%
AIMCO CLO, Series 2014-AA, Class AR, 3 mo. USD LIBOR + 1.100%, FRN (a) 2.845% 7/20/26	330,000	330,100
Blue Hill CLO Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.902% 1/15/26	739,913	740,160
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3, VRN (b) 4.769% 10/25/46	1,245,682	1,204,982
First Frankin Mortgage Loan Trust, Series 2005-FF7, Class M2, 1 mo. USD LIBOR + .470%, FRN 2.342% 7/25/35	507,148	509,749
Magnetite CLO Ltd., Series 2015-12A, Class AR, 3 mo. USD LIBOR + 1.330%, FRN (a) 3.052% 4/15/27	1,060,000	1,065,392
Saxon Asset Securities Trust, Series 2007-2, Class A2C, 1 mo. USD LIBOR + .240%, FRN 2.112% 5/25/47	2,495,211	2,107,103
Saxon Asset Securities Trust, Series 2005-1, Class M1, 1 mo. USD LIBOR + .690%, FRN 2.562% 5/25/35	878,713	879,604
Voya CLO Ltd., Series 2014-3A, Class A1R, FRN (a) (b) 2.465% 7/25/26	1,000,000	999,992

		7,837,082

Student Loans ABS — 5.0%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 2.572% 7/25/56	801,896	807,508
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .200%, FRN 2.495% 3/28/35	1,500,000	1,469,852

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Navient Student Loan Trust, Series 2015-1, Class A2, 1 mo. USD LIBOR + .600%, FRN 2.472% 4/25/40	$1,100,000	$1,102,441
Navient Student Loan Trust, Series 2017-3A, Class A3, 1 mo. USD LIBOR + 1.050%, FRN (a) 2.922% 7/26/66	1,100,000	1,125,061
Nelnet Student Loan Trust, Series 2015-3A, Class A2, 1 mo. USD LIBOR + .600%, FRN (a) 2.221% 2/27/51	1,667,293	1,665,115
Nelnet Student Loan Trust, Series 2015-1A, Class A, 1 mo. USD LIBOR + .590%, FRN (a) 2.462% 4/25/46	1,380,102	1,379,602
Pennsylvania Higher Education Assistance Agency, Series 2013-3A, Class A, 1 mo. USD LIBOR + .750%, FRN (a) 2.622% 11/25/42	1,220,974	1,224,051
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .160%, FRN 2.285% 9/15/39	2,300,000	2,216,387
SLM Student Loan Trust, Series 2007-6, Class A4, 3 mo. USD LIBOR + .380%, FRN 2.125% 10/25/24	1,337,731	1,338,581
SLM Student Loan Trust, Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550%, FRN (a) 2.295% 10/25/64	1,100,000	1,092,556
SLM Student Loan Trust, Series 2008-1, Class A4, 3 mo. USD LIBOR + .650%, FRN 2.395% 1/25/22	1,036,377	1,031,835
SLM Student Loan Trust, Series 2012-7, Class A3, 1 mo. USD LIBOR + .650%, FRN 2.522% 5/26/26	1,088,871	1,080,746
SLM Student Loan Trust, Series 2012-2, Class A, 1 mo. USD LIBOR + .700%, FRN 2.572% 1/25/29	1,239,638	1,236,505
SLM Student Loan Trust, Series 2003-10A, Class A3, 3 mo. LIBOR + .550%, FRN (a) 2.595% 12/15/27	1,051,379	1,051,196
SLM Student Loan Trust, Series 2012-1, Class A3, 1 mo. USD LIBOR + .950%, FRN 2.822% 9/25/28	1,062,010	1,067,354

	Principal Amount	Value
SLM Student Loan Trust, Series 2008-9, Class A, 3 mo. USD LIBOR + 1.500%, FRN 3.245% 4/25/23	$1,167,228	$1,191,196
SLM Student Loan Trust, Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850%, FRN 3.595% 7/25/73	700,000	721,481
SLM Student Loan Trust, Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250%, FRN 3.995% 10/25/83	680,000	701,089

		21,502,556

WL Collateral CMO — 4.6%
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 6 mo. USD LIBOR + 2.000%, FRN 4.168% 6/25/45	1,740,096	1,769,844
Banc of America Funding Trust, Series 2016-R1, Class A1, VRN (a) (b) 2.500% 3/25/40	1,434,009	1,400,468
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4, VRN (b) 3.580% 3/25/37	643,652	642,732
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 year CMT + 2.400%, FRN 3.630% 10/25/35	747,042	769,724
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, VRN (b) 3.692% 11/25/35	1,055,581	1,042,674
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200%, FRN 2.008% 11/19/36	2,181,201	1,923,243
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD LIBOR + .520%, FRN 2.392% 4/25/35	1,372,492	1,317,980
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 1A3, 1 mo. USD LIBOR + .270%, FRN 2.142% 10/25/36	2,193,325	1,514,524
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1, VRN (b) 3.448% 10/25/35	1,255,187	1,081,729
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A, 12 mo. MTA + .840%, FRN (a) 2.041% 11/26/46	1,095,831	1,064,641

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. LIBOR + 1.070%, FRN 2.942% 2/25/35	$2,200,772	$2,158,916
Nomura Resecuritization Trust, Series 2015-1R, Class 6A1, 1 mo. USD LIBOR + .210%, FRN (a) 1.800% 5/26/47	439,690	434,991
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, 1 mo. USD LIBOR + .290%, FRN 2.162% 10/25/45	1,111,128	1,097,902
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21, 1 mo. USD LIBOR + .330%, FRN 2.202% 1/25/45	1,076,141	1,069,880
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1 Class 3A2 5.750% 2/25/36	1,182,647	1,135,532
Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 2A6, VRN (b) 3.768% 1/25/35	260,963	264,930
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 3A1, VRN (b) 3.772% 4/25/36	1,032,513	1,051,386

		19,741,096

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $59,077,359)		60,599,766

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 30.3%
Collateralized Mortgage Obligations — 1.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates (b) Series KF34, Class A FRN 2.030% 8/25/24	859,937	860,673
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series S8FX, Class A2 3.291% 3/25/27	1,775,000	1,745,504
Federal Home Loan Mortgage Corp. REMICS Series 4639, Class HZ STEP 1.750% 4/15/53	1,395,166	1,232,396

	Principal Amount	Value
Federal National Mortgage Association (b) Series 2017-M11, Class FA FRN 2.058% 9/25/24	$1,069,473	$1,065,381

		4,903,954

Pass-Through Securities — 29.2%
Federal Home Loan Mortgage Corp.
Pool #G18622 2.500% 12/01/31	970,277	951,667
Pool #V61427 2.500% 12/01/31	473,032	463,960
Pool #G18626 2.500% 1/01/32	475,421	466,303
Pool #G18592 3.000% 3/01/31	632,330	633,343
Pool #G18627 3.000% 1/01/32	1,859,102	1,858,303
Pool #G08710 3.000% 6/01/46	412,751	403,626
Pool #G08715 3.000% 8/01/46	3,150,229	3,077,626
Pool #G08726 3.000% 10/01/46	3,015,092	2,945,603
Pool #G08732 3.000% 11/01/46	1,058,744	1,034,343
Pool #G08737 3.000% 12/01/46	380,311	371,546
Pool #G08741 3.000% 1/01/47	2,623,850	2,560,918
Pool #G08747 3.000% 2/01/47	751,155	733,139
Pool #G08791 3.000% 12/01/47	985,066	961,132
Pool #G07848 3.500% 4/01/44	2,709,516	2,743,702
Pool #G60023 3.500% 4/01/45	2,828,510	2,859,337
Pool #G08711 3.500% 6/01/46	1,667,357	1,675,629
Pool #G08716 3.500% 8/01/46	2,309,504	2,320,240
Pool #G67700 3.500% 8/01/46	1,544,660	1,557,150
Pool #G08722 3.500% 9/01/46	401,528	403,394
Pool #G08742 3.500% 1/01/47	1,612,888	1,619,378
Pool #G08757 3.500% 4/01/47	552,041	554,262
Pool #G67703 3.500% 4/01/47	2,209,004	2,225,485
Pool #G67706 3.500% 12/01/47	2,029,728	2,044,238

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G67707 3.500% 1/01/48	$4,773,156	$4,814,734
Pool #G67708 3.500% 3/01/48	4,381,221	4,407,063
Pool #G60344 4.000% 12/01/45	1,870,102	1,931,976
Federal Home Loan Mortgage Corp. TBA
Pool #270 3.500% 2/01/48 (c)	2,405,000	2,410,355
Pool #2789 4.000% 2/01/48 (c)	1,515,000	1,554,828
Federal National Mortgage Association
Pool #AM0359 2.310% 8/01/22	500,000	488,036
Pool #AM0992 2.340% 11/01/22	820,000	799,915
Pool #AM1402 2.420% 11/01/22	945,000	924,738
Pool #AM0827 2.600% 11/01/22	971,980	958,790
Pool #AM2808 2.700% 3/01/23	375,000	370,338
Pool #AN1089 2.740% 3/01/26	690,000	669,834
Pool #AL6829 2.964% 5/01/27	1,348,613	1,323,099
Pool #MA2915 3.000% 2/01/27	950,944	958,114
Pool #MA1607 3.000% 10/01/33	770,560	769,417
Pool #AM9188 3.120% 6/01/35	780,000	753,460
Pool #FN0039 3.201% 9/01/27	816,663	810,820
Pool #AN4431 3.220% 1/01/27	805,000	798,354
Pool #AM9623 3.340% 7/01/30	755,000	749,335
Pool #AB4262 3.500% 1/01/32	792,265	808,729
Pool #MA1512 3.500% 7/01/33	360,201	367,461
Pool #MA1148 3.500% 8/01/42	2,510,312	2,532,277
Pool #MA3210 3.500% 12/01/47	3,465,771	3,475,518
Pool #MA3238 3.500% 1/01/48	628,028	629,746
Pool #MA3305 3.500% 3/01/48	438,730	439,895
Pool #MA3332 3.500% 4/01/48	4,350,000	4,361,554

	Principal Amount	Value
Pool #469621 3.650% 11/01/21	$1,554,260	$1,593,406
Pool #466960 3.890% 12/01/20	1,109,914	1,138,943
Pool #466919 3.930% 1/01/21	1,445,450	1,485,708
Pool #AM4236 3.940% 8/01/25	617,342	645,851
Pool #468551 3.980% 7/01/21	1,230,000	1,271,860
Pool #MA3027 4.000% 6/01/47	1,235,687	1,269,283
Pool #AS9830 4.000% 6/01/47	1,231,017	1,266,312
Pool #AS9972 4.000% 7/01/47	1,071,791	1,102,186
Pool #MA3088 4.000% 8/01/47	1,760,993	1,807,769
Pool #931504 4.500% 7/01/39	106,977	113,129
Pool #986268 5.000% 7/01/38	1,605	1,735
Pool #AD6374 5.000% 5/01/40	32,350	34,942
Pool #AI2733 5.000% 5/01/41	274,710	296,633
Pool #977014 5.500% 5/01/38	42,450	46,700
Pool #985524 5.500% 6/01/38	32,220	35,310
Pool #988578 5.500% 8/01/38	212,959	233,382
Pool #995482 5.500% 1/01/39	167,507	184,277
Federal National Mortgage Association TBA
Pool #6237 3.000% 3/01/48 (c)	2,145,000	2,092,213
Pool #1058 3.500% 2/01/48 (c)	1,925,000	1,929,061
Pool #11192 4.000% 2/01/48 (c)	2,860,000	2,934,628
Pool #20567 4.500% 1/01/48 (c)	7,920,000	8,292,487
Government National Mortgage Association
Pool #MA4719 3.500% 9/20/47	585,776	591,863
Pool #MA4838 4.000% 11/20/47	1,063,550	1,095,166
Pool #MA4588 4.500% 7/20/47	543,641	566,661

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA3666 5.000% 5/20/46	$326,473	$343,408
Pool #MA4199 5.000% 1/20/47	364,501	383,409
Pool #MA4722 5.000% 9/20/47	1,112,944	1,170,678
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	2,652,558	2,616,292
Pool #MA3521 3.500% 3/20/46	1,101,943	1,115,803
Pool #MA3597 3.500% 4/20/46	341,786	346,085
Pool #MA3663 3.500% 5/20/46	514,432	520,903
Pool #MA3937 3.500% 9/20/46	406,581	411,187
Pool #MA4127 3.500% 12/20/46	1,365,560	1,381,029
Pool #MA4262 3.500% 2/20/47	1,602,456	1,619,107
Pool #MA4382 3.500% 4/20/47	443,761	448,372
Pool #MA4454 5.000% 5/20/47	738,872	777,201
Government National Mortgage Association II TBA
Pool #587 3.000% 1/01/48 (c)	2,445,000	2,405,651
Pool #304 3.500% 1/01/48 (c)	2,125,000	2,145,420
Pool #1235 4.000% 1/01/48 (c)	1,015,000	1,043,388
Government National Mortgage Association TBA
Pool #1019 4.500% 11/01/47 (c)	6,130,000	6,364,425

		125,694,573

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $133,209,060)		130,598,527

U.S. TREASURY OBLIGATIONS — 26.1%
U.S. Treasury Bonds & Notes — 26.1%
U.S. Treasury Bond 3.000% 2/15/48	30,260,000	30,431,986
U.S. Treasury Inflation Index 1.000% 2/15/48	1,562,200	1,602,634
U.S. Treasury Note 2.250% 3/31/20	5,575,000	5,572,386

	Principal Amount	Value
U.S. Treasury Note 2.250% 11/15/27	$15,020,000	$14,387,957
U.S. Treasury Note 2.375% 1/31/23	19,705,000	19,544,320
U.S. Treasury Note 2.500% 3/31/23	1,540,000	1,535,308
U.S. Treasury Note 2.625% 2/28/23	32,215,000	32,315,356
U.S. Treasury Note 2.750% 2/15/28	6,790,000	6,793,183

		112,183,130

TOTAL U.S. TREASURY OBLIGATIONS (Cost $111,011,966)		112,183,130

TOTAL BONDS & NOTES (Cost $447,215,259)		445,592,625

TOTAL LONG-TERM INVESTMENTS (Cost $447,215,259)		445,592,625

SHORT-TERM INVESTMENTS — 7.9%
Repurchase Agreement — 6.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (d)	27,127,457	27,127,457

U.S. Treasury Bill — 1.6%
U.S. Treasury Bill 0.000% 6/14/18 (e)	316,000	314,938
U.S. Treasury Bill 0.000% 7/05/18	1,336,000	1,330,033
U.S. Treasury Bill 0.000% 7/12/18	3,050,000	3,035,105
U.S. Treasury Bill 0.000% 7/26/18	2,220,000	2,207,506

		6,887,582

TOTAL SHORT-TERM INVESTMENTS (Cost $34,015,129)		34,015,039

TOTAL INVESTMENTS —111.4% (Cost $481,230,388) (f)		479,607,664

Other Assets/ (Liabilities) — (11.4)%		(48,941,200)

NET ASSETS — 100.0%		$430,666,464

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $46,766,836 or 10.86% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2018.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Maturity value of $27,129,688. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $27,674,178.
(e)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Note 2 Year	06/29/18	233	$49,516,686	$21,299
U.S. Treasury Note 5 Year	06/29/18	255	29,061,625	125,914

				$147,213

Future Contract — Short
Euro-BOBL	06/07/18	52	$(8,340,460)	$(57,359)

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds Core Allocation Fund (“MML American Funds Core Allocation Fund”)

MML American Funds® Growth Fund (“MML American Funds Growth Fund”)

MML American Funds® International Fund (“MML American Funds International Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML International Equity Fund (“International Equity Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

MML Total Return Bond Fund (“Total Return Bond Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets in shares of series of the Trust and MML Series Investment Fund II (which are advised by MML Investment Advisers, LLC (“MML Advisers”)), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc., a majority-owned, indirect subsidiary of MassMutual), and non-affiliated funds (together, the “MML Underlying Funds”). The financial statements included herein are those of the Funds. The financial statements of the applicable MML Underlying Funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov or by calling MML Advisers at 1-888-309-3539. The assets of each of the five Allocation Funds listed above are diversified and a shareholder’s interest is limited to the MML Underlying Funds in which the shares are invested.

Notes to Portfolio of Investments (Unaudited) (Continued)

MML American Funds Growth Fund and MML American Funds International Fund (each a “Feeder Fund,” collectively the “Feeder Funds”) invest all of their assets in Class 1 shares of the Growth and International Funds, respectively, each a series of the American Funds Insurance Series (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Fund has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Funds is directly affected by the performance of the Master Funds. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the “American Underlying Funds” and collectively with the MML Underlying Funds, the “Underlying Funds”).

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund or Master Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of the Aggressive Allocation Fund, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund is based upon the net asset value(s) of its corresponding Master Fund or Underlying Funds. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds and Master Funds, as applicable, explain the valuation methods for the Underlying Funds and Master Funds, including the circumstances under which the Underlying Funds or Master Funds, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds or Master Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Aggressive Allocation Fund, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund characterized all investments at Level 1, as of March 31, 2018. The Income & Growth Fund and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2018. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2018, for the remaining Funds’ investments:

	Level 1	Level 2		Level 3	Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$367,357,131	$8,069,853	*	$-	$375,426,984
Mutual Funds	1,031	-		-	1,031
Short-Term Investments	-	1,740,598		-	1,740,598

Total Investments	$367,358,162	$9,810,451		$-	$377,168,613

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Equity Income Fund
Asset Investments
Common Stock	$451,333,758	$17,589,298	*	$-	$468,923,056
Preferred Stock	10,601,130	-		-	10,601,130
Corporate Debt	-	1,575,730		-	1,575,730
Mutual Funds	1,031	-		-	1,031
Short-Term Investments	-	6,241,442		-	6,241,442

Total Investments	$461,935,919	$25,406,470		$-	$487,342,389

Equity Index Fund
Asset Investments
Common Stock	$708,159,264	$-		$-	$708,159,264
Short-Term Investments	-	5,443,942		-	5,443,942

Total Investments	$708,159,264	$5,443,942		$-	$713,603,206

Liability Derivatives
Futures Contracts	$(246,175)	$-		$-	$(246,175)

Focused Equity Fund
Asset Investments
Common Stock	$57,772,528	$2,537,527	*	$-	$60,310,055
Short-Term Investments	-	726,264		-	726,264

Total Investments	$57,772,528	$3,263,791		$-	$61,036,319

Foreign Fund
Asset Investments
Common Stock*
Bermuda	$-	$1,477,447		$-	$1,477,447
Canada	7,469,992	-		-	7,469,992
Cayman Islands	6,526,270	8,945,691		-	15,471,961
China	-	11,231,647		-	11,231,647
France	-	35,019,153		-	35,019,153
Germany	-	41,756,859		-	41,756,859
Hong Kong	-	8,108,428		-	8,108,428
Ireland	-	8,165,997		-	8,165,997
Israel	3,477,268	-		-	3,477,268
Italy	-	6,182,183		-	6,182,183
Japan	-	51,243,912		-	51,243,912
Luxembourg	-	3,333,018		-	3,333,018
Netherlands	-	14,744,039		-	14,744,039
Norway	-	6,464,317		-	6,464,317
Portugal	-	2,932,530		-	2,932,530
Republic of Korea	3,645,353	17,327,574		-	20,972,927
Singapore	-	9,955,507		-	9,955,507
Sweden	-	2,096,969		-	2,096,969
Switzerland	-	18,099,604		-	18,099,604
Taiwan	-	5,450,209		-	5,450,209
Thailand	-	5,428,984		-	5,428,984
United Kingdom	10,763,872	68,661,585		-	79,425,457
Mutual Funds	7,709,623	-		-	7,709,623
Short-Term Investments	-	7,599,162		-	7,599,162

Total Investments	$39,592,378	$334,224,815		$-	$373,817,193

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Fundamental Growth Fund
Asset Investments
Common Stock	$116,731,755	$441,328	*	$-	$117,173,083
Short-Term Investments	-	406,371		-	406,371

Total Investments	$116,731,755	$847,699		$-	$117,579,454

Fundamental Value Fund
Asset Investments
Common Stock	$209,678,591	$4,735,286	*	$-	$214,413,877
Short-Term Investments	-	4,527,829		-	4,527,829

Total Investments	$209,678,591	$9,263,115		$-	$218,941,706

Global Fund
Asset Investments
Common Stock*
Austria	$-	$1,156,930		$-	$1,156,930
Brazil	1,300,164	-		-	1,300,164
Canada	3,910,188	-		-	3,910,188
Cayman Islands	-	499,560		-	499,560
Denmark	-	1,590,172		-	1,590,172
France	-	21,775,931		-	21,775,931
Germany	-	14,015,119		-	14,015,119
Ireland	11,218,128	-		-	11,218,128
Israel	2,284,125	-		-	2,284,125
Japan	-	3,328,840		-	3,328,840
Mexico	-	722,402		-	722,402
Netherlands	1,625,460	5,736,153		-	7,361,613
Republic of Korea	-	2,241,803		-	2,241,803
Spain	-	2,421,476		-	2,421,476
Sweden	-	4,644,348		-	4,644,348
Switzerland	-	17,848,013		-	17,848,013
Thailand	-	552,778		-	552,778
United Kingdom	2,369,606	18,272,923		-	20,642,529
United States	107,137,727	-		-	107,137,727
Mutual Funds	2,021,290	-		-	2,021,290
Short-Term Investments	-	1,866,013		-	1,866,013

Total Investments	$131,866,688	$96,672,461		$-	$228,539,149

Growth & Income Fund
Asset Investments
Common Stock	$131,141,302	$6,765,410	*	$-	$137,906,712
Short-Term Investments	-	1,480,320		-	1,480,320

Total Investments	$131,141,302	$8,245,730		$-	$139,387,032

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$4,882,617		$-		$4,882,617
Canada	257,997	-		-		257,997
Cayman Islands	1,870,332	-		-		1,870,332
France	-	23,851,898		-		23,851,898
Germany	-	34,096,468		-		34,096,468
India	-	2,592,822		-		2,592,822
Indonesia	-	1,742,093		-		1,742,093
Ireland	3,671,775	-		-		3,671,775
Italy	-	6,776,088		-		6,776,088
Japan	-	8,080,063		-		8,080,063
Mexico	2,251,956	-		-		2,251,956
Netherlands	-	12,909,827		-		12,909,827
Republic of Korea	-	174,777		-		174,777
South Africa	-	1,581,195		-		1,581,195
Sweden	-	9,189,186		-		9,189,186
Switzerland	-	18,416,074		-		18,416,074
Taiwan	-	382,456		-		382,456
United Kingdom	4,483,978	35,977,892		-		40,461,870
Mutual Funds	5,563,070	-		-		5,563,070
Short-Term Investments	-	4,259,449		-		4,259,449

Total Investments	$18,099,108	$164,912,905		$-		$183,012,013

Asset Derivatives
Forwards Contracts	$-	$10,525		$-		$10,525

Large Cap Growth Fund
Asset Investments
Common Stock	$101,047,338	$3,315,788	*	$-		$104,363,126
Short-Term Investments	-	2,143,754		-		2,143,754

Total Investments	$101,047,338	$5,459,542		$-		$106,506,880

Managed Volatility Fund
Asset Investments
Common Stock	$173,041,993	$-		$-		$173,041,993
Corporate Debt	-	-		-	+,**	-
Purchased Options	1,623,595	-		-		1,623,595
Short-Term Investments	-	3,684,263		-		3,684,263

Total Investments	$174,665,588	$3,684,263		$-		$178,349,851

Liability Derivatives
Written Options	$(1,993,931)	$-		$-		$(1,993,931)

Mid Cap Growth Fund
Asset Investments
Common Stock	$432,986,365	$2,230,301		$900,129	**	$436,116,795
Preferred Stock	-	-		2,494,444	**	2,494,444
Mutual Funds	27,641,173	-		-		27,641,173
Short-Term Investments	-	25,701,274		-		25,701,274

Total Investments	$460,627,538	$27,931,575		$3,394,573		$491,953,686

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Mid Cap Value Fund
Asset Investments
Common Stock	$436,705,310	$7,357,498	*	$-		$444,062,808
Mutual Funds	5,755,806	-		-		5,755,806
Short-Term Investments	-	7,844,575		-		7,844,575

Total Investments	$442,461,116	$15,202,073		$-		$457,663,189

Asset Derivatives
Forward Contracts	$-	$83,893		$-		$83,893

Liability Derivatives
Forward Contracts	$-	$(34,151)		$-		$(34,151)

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$207,995,283	$102,938		$147,908	**	$208,246,129
Preferred Stock	-	-		821,352	**	821,352
Mutual Funds	18,299,156	-		-		18,299,156
Short-Term Investments	-	2,614,988		-		2,614,988

Total Investments	$226,294,439	$2,717,926		$969,260		$229,981,625

Small Company Value Fund
Asset Investments
Common Stock	$103,576,398	$54,118		$-		$103,630,516
Warrants	17,031	-		-		17,031
Mutual Funds	2,689,864	-		-		2,689,864
Short-Term Investments	-	1,210,960		-		1,210,960

Total Investments	$106,283,293	$1,265,078		$-		$107,548,371

Total Return Bond Fund
Asset Investments
Bank Loans	$-	$1,359,155		$-		$1,359,155
Corporate Debt	-	135,071,845		-		135,071,845
Municipal Obligations	-	5,780,202		-		5,780,202
Non-U.S. Government Agency Obligations	-	60,599,766		-		60,599,766
U.S. Government Agency Obligations and Instrumentalities	-	130,598,527		-		130,598,527
U.S. Treasury Obligations	-	112,183,130		-		112,183,130
Short-Term Investments	-	34,015,039		-		34,015,039

Total Investments	$-	$479,607,664		$-		$479,607,664

Asset Derivatives
Futures Contracts	$147,213	$-		$-		$147,213

Liability Derivatives
Futures Contracts	$(57,359)	$-		$-		$(57,359)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2018 is not presented.
+	Represents a security at $0 value as of March 31, 2018.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds, with the exception of the Foreign Fund, Global Fund, and Total Return Bond Fund, had no transfers between Levels of the fair value hierarchy during the period ended March 31, 2018. The Foreign Fund, Global Fund, and Total Return Bond Fund had transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2018; however, none of the transfers individually or collectively had a material impact on the Funds. The Funds recognize transfers between the Levels as of the beginning of the year.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2018, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Index Fund	International Equity Fund	Managed Volatility Fund	Mid Cap Value Fund	Total Return Bond Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management		A		A
Directional Exposures to Currencies

Futures Contracts**
Hedging/Risk Management					A
Duration/Credit Quality Management					A
Substitution for Direct Investment	A				M

Options (Purchased)
Hedging/Risk Management			A

Options (Written)
Hedging/Risk Management			A
Income			A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At March 31, 2018, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Index Fund
Liability Derivatives
Futures Contracts	$(246,175)	$-	$-	$(246,175)

International Equity Fund
Asset Derivatives
Forward Contracts	$-	$10,525	$-	$10,525

Managed Volatility Fund
Asset Derivatives
Purchased Options	$1,623,595	$-	$-	$1,623,595

Liability Derivatives
Written Options	$(1,993,931)	$-	$-	$(1,993,931)

Mid Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$83,893	$-	$83,893

Liability Derivatives
Forward Contracts	$-	$(34,151)	$-	$(34,151)

Total Return Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$147,213	$147,213

Liability Derivatives
Futures Contracts	$-	$-	$(57,359)	$(57,359)

At March 31, 2018, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Purchased Options	Written Options
Equity Index Fund	48	$-	-	-
International Equity Fund	-	3,804,698	-	-
Managed Volatility Fund	-	-	586	653
Mid Cap Value Fund	-	16,816,318	-	-
Total Return Bond Fund	540	-	-	-

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, and shares/units outstanding for purchased options and written options, based on absolute values, at March 31, 2018.

Further details regarding the derivatives and other investments held by the Fund(s) at March 31, 2018, are discussed below.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing

Notes to Portfolio of Investments (Unaudited) (Continued)

transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently

Notes to Portfolio of Investments (Unaudited) (Continued)

above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may

Notes to Portfolio of Investments (Unaudited) (Continued)

cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank	Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2018, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2018, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the Agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at March 31, 2018.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from

Notes to Portfolio of Investments (Unaudited) (Continued)

litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, the Aggressive Allocation Fund, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds or the Master Funds. Because the Underlying Funds have varied expense and fee levels and each Fund, except MML American Funds Growth Fund and MML American Funds International Fund, may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Each of the Foreign Fund and the International Equity Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities. The other Funds and certain Underlying Funds or Master Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income

Notes to Portfolio of Investments (Unaudited) (Continued)

taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At March 31, 2018, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$146,337,510	$10,117,377	$(889,148)	$9,228,229
MML American Funds Core Allocation Fund	1,007,745,333	77,783,657	(12,166,795)	65,616,862
MML American Funds Growth Fund	144,847,407	24,834,887	-	24,834,887
MML American Funds International Fund	54,643,376	10,159,294	-	10,159,294
Balanced Allocation Fund	574,083,582	18,011,827	(9,918,329)	8,093,498
Blue Chip Growth Fund	216,976,124	162,547,795	(2,355,306)	160,192,489
Conservative Allocation Fund	452,026,013	12,998,709	(8,062,825)	4,935,884
Equity Income Fund	394,402,721	110,351,520	(17,411,852)	92,939,668
Equity Index Fund	427,043,219	298,741,263	(12,181,276)	286,559,987
Focused Equity Fund	56,328,380	5,247,153	(539,214)	4,707,939
Foreign Fund	324,086,062	67,555,711	(17,824,580)	49,731,131
Fundamental Growth Fund	92,772,709	25,983,094	(1,176,349)	24,806,745
Fundamental Value Fund	168,085,117	56,334,191	(5,477,602)	50,856,589
Global Fund	184,926,332	48,875,819	(5,263,002)	43,612,817
Growth Allocation Fund	1,587,845,249	110,943,989	(17,465,100)	93,478,889
Growth & Income Fund	91,558,593	49,748,112	(1,919,673)	47,828,439
Income & Growth Fund	276,438,992	22,683,896	(12,345,101)	10,338,795
International Equity Fund	164,638,466	25,920,369	(7,546,822)	18,373,547
Large Cap Growth Fund	77,817,003	30,404,902	(1,715,025)	28,689,877
Managed Volatility Fund	129,883,388	56,301,322	(7,834,859)	48,466,463
Mid Cap Growth Fund	353,028,652	149,153,774	(10,228,740)	138,925,034
Mid Cap Value Fund	417,001,417	59,679,717	(19,017,945)	40,661,772
Moderate Allocation Fund	2,312,233,132	101,619,275	(34,346,534)	67,272,741
Small Cap Growth Equity Fund	191,312,656	45,421,441	(6,752,472)	38,668,969
Small Company Value Fund	77,734,688	31,764,455	(1,950,772)	29,813,683
Small/Mid Cap Value Fund	186,198,287	42,757,000	(9,842,673)	32,914,327
Total Return Bond Fund	481,230,388	5,718,122	(7,340,846)	(1,622,724)

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2018, was as follows:

	Beginning Value as of 12/31/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$8,363,872	$311,595	$(998,451)	$381,494	$127,098	$8,185,608	444,870	$-	$-
MML Dynamic Bond Fund, Class II	2,438,947	174,275	(100,000)	(20,239)	(203)	2,492,780	252,561	-	-
MML Equity Income Fund, Initial Class	8,931,817	320,411	(405,727)	(239,425)	43,931	8,651,007	708,518	-	-
MML Equity Index Fund, Class III	7,774,745	-	-	(62,760)	-	7,711,985	251,041	-	-
MML Focused Equity Fund, Class II	2,547,743	233,605	(277,772)	(29,928)	18,696	2,492,344	197,492	-	-
MML Foreign Fund, Initial Class	8,917,658	146,727	(369,467)	(221,468)	59,666	8,533,116	773,628	-	-
MML Fundamental Growth Fund, Class II	4,064,203	308,133	(429,909)	66,714	61,497	4,070,638	305,603	-	-
MML Fundamental Value Fund, Class II	8,907,887	322,119	(428,842)	(205,791)	23,392	8,618,765	571,536	-	-
MML Global Fund, Class I	8,649,029	220,090	(461,703)	(192,969)	44,847	8,259,294	645,762	-	-
MML Income & Growth Fund, Initial Class	9,037,523	308,062	(424,564)	(435,829)	79,114	8,564,306	702,568	-	-
MML Inflation-Protected and Income Fund, Initial Class	4,111,211	403,160	(85,112)	(29,022)	(4,423)	4,395,814	436,093	-	-
MML International Equity Fund, Class II	8,025,233	146,727	(481,867)	(258,100)	91,711	7,523,704	644,153	-	-
MML Large Cap Growth Fund, Initial Class	3,082,620	256,772	(375,318)	30,783	2,645	2,997,502	278,320	-	-
MML Managed Bond Fund, Initial Class	3,765,799	297,447	(192,846)	(44,927)	(4,691)	3,820,782	311,733	-	-
MML Mid Cap Growth Fund, Initial Class	8,854,279	216,229	(567,111)	234,241	141,695	8,879,333	526,651	-	-
MML Mid Cap Value Fund, Initial Class	8,793,658	227,813	(270,885)	(179,521)	(20,504)	8,550,561	720,958	-	-
MML Short-Duration Bond Fund, Class II	3,323,519	307,349	(68,090)	(2,439)	(1,422)	3,558,917	366,144	-	-
MML Small Cap Growth Equity Fund, Initial Class	2,347,009	100,392	(119,373)	80,200	(13,415)	2,394,813	155,499	-	-
MML Small Company Value Fund, Class II	4,005,568	110,045	(130,852)	(48,285)	(46,363)	3,890,113	235,764	-	-
MML Small/Mid Cap Value Fund, Initial Class	3,100,389	77,225	(91,826)	(86,237)	6,936	3,006,487	220,579	-	-
MML Strategic Emerging Markets Fund, Class II	5,766,400	1,312,611	(187,543)	126,910	33,736	7,052,114	592,117	-	-
MML Total Return Bond Fund, Class II	2,295,000	203,116	(139,791)	(31,802)	(516)	2,326,007	227,594	-	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	3,037,934	77,225	(131,826)	50,434	24,160	3,057,927	35,467	-	-
Oppenheimer Global Fund/VA, Non-Service Shares*	5,224,658	102,323	(281,669)	(23,571)	37,109	5,058,850	106,682	-	-
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	14,019,162	560,000	(375,001)	(40,265)	(2,673)	14,161,223	1,442,080	-	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	4,266,387	108,114	(228,556)	(14,203)	20,552	4,152,294	1,603,202	-	-
Oppenheimer Main Street Fund/VA, Non-Service Shares*	3,219,789	42,500	-	(102,834)	-	3,159,455	101,200	-	-

	$156,872,039	$6,894,065	$(7,624,101)	$(1,298,839)	$722,575	$155,565,739		$-	$-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 12/31/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$17,958,778	$569,674	$(2,341,716)	$813,937	$284,232	$17,284,905	939,397	$-	$-
MML Dynamic Bond Fund, Class II	67,836,306	1,255,000	(975,001)	(542,671)	(9,878)	67,563,756	6,845,365	-	-
MML Equity Income Fund, Initial Class	20,130,705	946,632	(1,470,774)	(608,565)	199,327	19,197,325	1,572,263	-	-
MML Equity Index Fund, Class III	19,550,073	-	-	(157,814)	-	19,392,259	631,258	-	-
MML Focused Equity Fund, Class II	3,567,797	240,687	(481,708)	(52,203)	41,868	3,316,441	262,792	-	-
MML Foreign Fund, Initial Class	17,196,665	544,360	(1,264,782)	(484,663)	219,156	16,210,736	1,469,695	-	-
MML Fundamental Growth Fund, Class II	13,726,720	401,087	(3,239,888)	641,109	(120,869)	11,408,159	856,468	-	-
MML Fundamental Value Fund, Class II	20,094,654	990,303	(1,724,004)	(571,713)	201,722	18,990,962	1,259,348	-	-
MML Global Fund, Class I	18,151,487	94,582	(1,000,602)	(495,394)	190,339	16,940,412	1,324,504	-	-
MML High Yield Fund, Class II	16,078,587	-	(250,000)	(89,047)	(23,390)	15,716,150	1,581,102	-	-
MML Income & Growth Fund, Initial Class	20,435,340	1,051,825	(1,670,046)	(1,053,851)	298,583	19,061,851	1,563,729	-	-
MML Inflation-Protected and Income Fund, Initial Class	22,060,179	1,130,696	(1,060,897)	(120,225)	(56,930)	21,952,823	2,177,859	-	-
MML International Equity Fund, Class II	14,177,648	147,988	(1,130,409)	(479,764)	210,557	12,926,020	1,106,680	-	-
MML Large Cap Growth Fund, Initial Class	5,973,075	527,280	(676,082)	66,950	(1,628)	5,889,595	546,852	-	-
MML Managed Bond Fund, Initial Class	104,252,244	5,011,047	(4,862,923)	(1,003,984)	(343,649)	103,052,735	8,407,962	-	-
MML Mid Cap Growth Fund, Initial Class	14,599,661	86,432	(1,088,152)	412,023	199,778	14,209,742	842,808	-	-
MML Mid Cap Value Fund, Initial Class	17,315,093	94,742	(800,763)	(320,652)	(56,649)	16,231,771	1,368,615	-	-
MML Short-Duration Bond Fund, Class II	29,806,611	1,227,504	(1,683,638)	11,176	(43,255)	29,318,398	3,016,296	-	-
MML Small Cap Growth Equity Fund, Initial Class	4,237,103	40,037	(229,677)	147,063	(25,340)	4,169,186	270,712	-	-
MML Small Company Value Fund, Class II	7,215,190	45,041	(255,262)	(105,634)	(59,935)	6,839,400	414,509	-	-
MML Small/Mid Cap Value Fund, Initial Class	4,882,327	33,364	(195,565)	(131,470)	11,542	4,600,198	337,505	-	-
MML Total Return Bond Fund, Class II	62,750,547	2,870,151	(2,633,955)	(753,587)	(112,345)	62,120,811	6,078,357	-	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	4,986,388	29,919	(273,400)	68,854	56,597	4,868,358	56,464	-	-
Oppenheimer Global Fund/VA, Non-Service Shares*	11,706,652	382,271	(968,992)	(146,879)	192,134	11,165,186	235,453	-	-
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	42,205,693	-	(530,000)	(37,936)	(34,177)	41,603,580	4,236,617	-	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	14,392,028	309,360	(941,782)	(120,700)	142,145	13,781,051	5,320,869	-	-
Oppenheimer Main Street Fund/VA, Non-Service Shares*	4,509,287	-	-	(144,017)	-	4,365,270	139,823	-	-

	$599,796,838	$18,029,982	$(31,750,018)	$(5,259,657)	$1,359,935	$582,177,080		$-	$-

Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$11,453,863	$620,829	$(1,843,218)	$296,278	$394,695	$10,922,447	593,611	$-	$-
MML Dynamic Bond Fund, Class II	67,820,671	715,000	(1,000,000)	(539,480)	(10,132)	66,986,059	6,786,835	-	-
MML Equity Income Fund, Initial Class	12,975,913	858,299	(1,517,800)	(140,548)	(100,184)	12,075,680	988,999	-	-
MML Equity Index Fund, Class III	13,611,967	-	-	(109,880)	-	13,502,087	439,521	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 12/31/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
Conservative Allocation Fund (Continued)
MML Focused Equity Fund, Class II	$2,381,942	$163,242	$(331,712)	$(23,804)	$15,885	$2,205,553	174,767	$-	$-
MML Foreign Fund, Initial Class	9,891,708	226,657	(914,229)	(273,438)	121,195	9,051,893	820,661	-	-
MML Fundamental Growth Fund, Class II	8,502,554	465,019	(1,811,412)	47,010	261,632	7,464,803	560,421	-	-
MML Fundamental Value Fund, Class II	12,563,957	978,333	(1,385,680)	(243,130)	5,546	11,919,026	790,386	-	-
MML Global Fund, Class I	12,177,458	344,889	(913,247)	(250,924)	54,472	11,412,648	892,310	-	-
MML High Yield Fund, Class II	14,332,217	-	(300,000)	(71,553)	(28,672)	13,931,992	1,401,609	-	-
MML Income & Growth Fund, Initial Class	13,587,795	702,814	(1,700,182)	(658,966)	202,730	12,134,191	995,422	-	-
MML Inflation-Protected and Income Fund, Initial Class	20,240,785	890,443	(1,189,934)	(105,719)	(58,078)	19,777,497	1,962,053	-	-
MML International Equity Fund, Class II	7,597,510	87,055	(912,626)	(296,790)	171,550	6,646,699	569,067	-	-
MML Large Cap Growth Fund, Initial Class	3,952,062	592,423	(943,380)	33,624	23,171	3,657,900	339,638	-	-
MML Managed Bond Fund, Initial Class	100,563,014	5,130,038	(8,131,879)	(1,090,795)	(210,771)	96,259,607	7,853,718	-	-
MML Mid Cap Growth Fund, Initial Class	7,962,302	100,565	(767,531)	309,895	28,292	7,633,523	452,759	-	-
MML Mid Cap Value Fund, Initial Class	10,285,049	129,297	(911,824)	(185,485)	(18,665)	9,298,372	784,011	-	-
MML Short-Duration Bond Fund, Class II	25,435,499	1,432,231	(2,053,425)	16,743	(44,565)	24,786,483	2,550,050	-	-
MML Small Cap Growth Equity Fund, Initial Class	2,374,588	55,964	(240,974)	93,952	(25,078)	2,258,452	146,645	-	-
MML Small Company Value Fund, Class II	4,815,407	74,618	(317,965)	(97,584)	(10,292)	4,464,184	270,557	-	-
MML Small/Mid Cap Value Fund, Initial Class	2,496,808	40,226	(228,012)	(57,309)	274	2,251,987	165,223	-	-
MML Total Return Bond Fund, Class II	60,022,275	3,197,009	(3,681,043)	(657,052)	(172,557)	58,708,632	5,744,485	-	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	2,673,680	34,479	(196,153)	36,035	31,313	2,579,354	29,916	-	-
Oppenheimer Global Fund/VA, Non-Service Shares*	7,978,470	313,127	(803,979)	(109,161)	144,731	7,523,188	158,650	-	-
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	31,262,882	-	(800,000)	8,826	(53,313)	30,418,395	3,097,596	-	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	6,713,523	186,233	(554,862)	(14,993)	28,230	6,358,131	2,454,877	-	-
Oppenheimer Main Street Fund/VA, Non-Service Shares*	2,823,284	-	-	(90,170)	-	2,733,114	87,544	-	-

	$476,497,183	$17,338,790	$(33,451,067)	$(4,174,418)	$751,409	$456,961,897		$-	$-

Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$75,223,853	$707,788	$(8,272,000)	$2,567,809	$1,993,085	$72,220,535	3,925,029	$-	$-
MML Dynamic Bond Fund, Class II	87,950,370	4,740,000	(500,000)	(727,823)	(5,066)	91,457,481	9,266,209	-	-
MML Equity Income Fund, Initial Class	84,372,793	952,471	(5,811,694)	(3,725,363)	2,061,557	77,849,764	6,375,902	-	-
MML Equity Index Fund, Class III	81,664,763	-	-	(659,225)	-	81,005,538	2,636,899	-	-
MML Focused Equity Fund, Class II	23,386,361	815,369	(2,377,043)	(223,044)	139,592	21,741,235	1,722,760	-	-
MML Foreign Fund, Initial Class	81,855,412	184,171	(5,958,071)	(2,553,252)	1,247,468	74,775,728	6,779,304	-	-
MML Fundamental Growth Fund, Class II	41,115,243	368,342	(4,532,991)	1,558,528	(221,431)	38,287,691	2,874,451	-	-
MML Fundamental Value Fund, Class II	84,761,589	952,471	(6,296,695)	(3,297,332)	1,741,429	77,861,462	5,163,227	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 12/31/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
Growth Allocation Fund (Continued)
MML Global Fund, Class I	$74,762,688	$923,920	$(3,366,869)	$(1,651,279)	$335,076	$71,003,536	5,551,488	$-	$-
MML High Yield Fund, Class II	13,516,018	-	(150,000)	(79,729)	(14,789)	13,271,500	1,335,161	-	-
MML Income & Growth Fund, Initial Class	85,307,296	875,175	(5,634,086)	(4,777,940)	1,599,916	77,370,361	6,347,035	-	-
MML Inflation-Protected and Income Fund, Initial Class	68,539,428	4,879,353	(2,318,095)	(462,621)	(93,793)	70,544,272	6,998,440	-	-
MML International Equity Fund, Class II	75,344,818	1,779,327	(4,204,986)	(2,383,334)	865,297	71,401,122	6,113,110	-	-
MML Large Cap Growth Fund, Initial Class	28,068,081	858,655	(3,363,304)	512,516	(166,485)	25,909,463	2,405,707	-	-
MML Managed Bond Fund, Initial Class	134,827,992	10,020,723	(5,187,579)	(1,445,360)	(333,517)	137,882,259	11,249,665	-	-
MML Mid Cap Growth Fund, Initial Class	75,328,139	279,432	(4,958,132)	1,728,115	1,472,328	73,849,882	4,380,183	-	-
MML Mid Cap Value Fund, Initial Class	76,751,221	288,958	(2,253,294)	(2,254,141)	544,563	73,077,307	6,161,662	-	-
MML Short-Duration Bond Fund, Class II	50,354,773	2,902,683	(2,781,860)	39,928	(95,526)	50,419,998	5,187,243	-	-
MML Small Cap Growth Equity Fund, Initial Class	18,042,210	127,014	(935,513)	805,331	(290,305)	17,748,737	1,152,454	-	-
MML Small Company Value Fund, Class II	34,064,429	142,891	(1,152,453)	(753,591)	(35,091)	32,266,185	1,955,526	-	-
MML Small/Mid Cap Value Fund, Initial Class	27,820,094	101,611	(773,411)	(740,515)	40,701	26,448,480	1,940,461	-	-
MML Strategic Emerging Markets Fund, Class II	45,975,823	6,253,225	(1,467,038)	1,052,962	252,175	52,067,147	4,371,717	-	-
MML Total Return Bond Fund, Class II	81,018,266	5,164,612	(3,015,862)	(1,145,652)	8,408	82,029,772	8,026,396	-	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	24,440,830	95,261	(926,636)	436,176	165,873	24,211,504	280,811	-	-
Oppenheimer Global Fund/VA, Non-Service Shares*	48,538,580	152,417	(3,172,616)	(312,643)	487,752	45,693,490	963,591	-	-
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	142,332,587	2,310,000	(2,900,001)	(326,625)	(20,672)	141,395,289	14,398,706	-	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	43,073,829	158,768	(4,149,393)	(606,598)	747,221	39,223,827	15,144,335	-	-
Oppenheimer Main Street Fund/VA, Non-Service Shares*	20,980,653	-	-	(670,080)	-	20,310,573	650,563	-	-

	$1,729,418,139	$46,034,637	$(86,459,622)	$(20,094,782)	$12,425,766	$1,681,324,138		$-	$-

Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$86,457,565	$560,419	$(10,383,028)	$4,239,496	$1,004,272	$81,878,724	4,449,931	$-	$-
MML Dynamic Bond Fund, Class II	221,108,920	3,695,000	(1,450,000)	(1,785,395)	(14,691)	221,553,834	22,447,197	-	-
MML Equity Income Fund, Initial Class	98,746,858	667,363	(7,343,259)	(3,576,467)	1,617,469	90,111,964	7,380,177	-	-
MML Equity Index Fund, Class III	92,386,239	-	-	(745,772)	-	91,640,467	2,983,088	-	-
MML Focused Equity Fund, Class II	25,490,301	271,034	(2,730,098)	(273,262)	170,114	22,928,089	1,816,806	-	-
MML Foreign Fund, Initial Class	92,788,041	23,636	(7,956,648)	(2,736,600)	1,305,852	83,424,281	7,563,398	-	-
MML Fundamental Growth Fund, Class II	53,241,410	48,300	(6,337,042)	2,124,983	(438,642)	48,639,009	3,651,577	-	-
MML Fundamental Value Fund, Class II	99,428,806	616,842	(8,097,910)	(3,674,293)	1,845,562	90,119,007	5,976,061	-	-
MML Global Fund, Class I	86,476,962	2,514,759	(4,006,520)	(1,879,237)	361,482	83,467,446	6,525,993	-	-
MML High Yield Fund, Class II	51,621,220	-	(625,000)	(302,512)	(58,476)	50,635,232	5,094,088	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 12/31/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
Moderate Allocation Fund (Continued)
MML Income & Growth Fund, Initial Class	$99,150,642	$864,759	$(7,231,520)	$(5,707,282)	$2,020,723	$89,097,322	7,309,050	$-	$-
MML Inflation-Protected and Income Fund, Initial Class	77,574,907	4,206,113	(3,051,813)	(216,342)	(415,962)	78,096,903	7,747,709	-	-
MML International Equity Fund, Class II	82,008,958	807,987	(4,191,999)	(2,474,948)	732,002	76,882,000	6,582,363	-	-
MML Large Cap Growth Fund, Initial Class	31,513,216	276,718	(3,467,960)	367,871	(38,380)	28,651,465	2,660,303	-	-
MML Managed Bond Fund, Initial Class	336,695,620	13,292,401	(14,724,619)	(3,181,641)	(1,218,736)	330,863,025	26,994,757	-	-
MML Mid Cap Growth Fund, Initial Class	79,918,423	34,427	(6,212,227)	1,787,599	1,592,844	77,121,066	4,574,203	-	-
MML Mid Cap Value Fund, Initial Class	88,761,637	36,996	(5,672,840)	(2,169,448)	332,494	81,288,839	6,854,034	-	-
MML Short-Duration Bond Fund, Class II	104,664,844	4,502,820	(6,515,557)	111,358	(223,567)	102,539,898	10,549,372	-	-
MML Small Cap Growth Equity Fund, Initial Class	21,201,651	15,415	(1,213,683)	1,035,862	(435,415)	20,603,830	1,337,840	-	-
MML Small Company Value Fund, Class II	39,141,100	18,498	(1,436,421)	(493,923)	(417,244)	36,812,010	2,231,031	-	-
MML Small/Mid Cap Value Fund, Initial Class	23,909,426	12,332	(890,947)	(636,525)	35,270	22,429,556	1,645,602	-	-
MML Strategic Emerging Markets Fund, Class II	43,484,577	7,020,664	(1,744,021)	891,726	310,707	49,963,653	4,195,101	-	-
MML Total Return Bond Fund, Class II	202,044,395	10,485,683	(7,554,984)	(2,648,097)	(172,871)	202,154,126	19,780,247	-	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	24,970,974	11,304	(1,201,700)	402,368	214,125	24,397,071	282,963	-	-
Oppenheimer Global Fund/VA, Non-Service Shares*	56,206,012	19,355	(3,561,585)	(482,878)	655,806	52,836,710	1,114,228	-	-
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	185,916,498	-	(1,305,001)	(368,683)	5,765	184,248,579	18,762,584	-	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	47,235,197	16,129	(4,330,486)	(48,041)	176,183	43,048,982	16,621,229	-	-
Oppenheimer Main Street Fund/VA, Non-Service Shares*	14,537,070	-	-	(464,285)	-	14,072,785	450,762	-	-

	$2,466,681,469	$50,018,954	$(123,236,868)	$(22,904,368)	$8,946,686	$2,379,505,873		$-	$-

*	Fund advised by OFI Global Asset Management, Inc.

5.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. Management is still evaluating the impact of the Rule; however, the Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would

Notes to Portfolio of Investments (Unaudited) (Continued)

first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

6. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund, plus interest and the Official Committee’s court costs, are approximately $4,562,800 and $207,706, respectively.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By	/s/ Tina Wilson
Tina Wilson, President and Principal Executive Officer

Date	5/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Tina Wilson
Tina Wilson, President and Principal Executive Officer

Date	5/24/2018

By	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer

Date	5/24/2018